UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUL    07.31.15

ANNUAL REPORT

AB MARKET NEUTRAL
STRATEGY – U.S.

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

September 15, 2015

Annual Report

This report provides management’s discussion of fund performance for AB Market Neutral Strategy – U.S. (the “Strategy”) for the annual reporting period ended July 31, 2015. Effective January 20, 2015, the Fund’s name changed from AllianceBernstein Market Neutral Strategy – U.S. to AB Market Neutral Strategy – U.S.

Investment Objective and Policies

The Strategy’s investment objective is to seek long-term growth of capital independent of stock market direction.

The Strategy seeks to limit market risk by balancing “long” and “short” positions. To do this, the Strategy will buy, or take long positions in, equity securities of U.S. companies that AllianceBernstein L.P. (the “Adviser”) believes are undervalued and more likely to appreciate and, at the same time, sell, or take short positions in, equity securities that the Adviser believes are overvalued and more likely to depreciate. Equity securities include common stocks, preferred stocks and exchange-traded funds (“ETFs”) that invest primarily in equity securities. The Strategy will be highly diversified and may invest across different industries, sectors and regions. While the Strategy will not target issuers of a particular size, most issuers will have larger capitalizations.

The Strategy’s exposures may be achieved primarily or entirely through the use of derivatives, such as swaps, options, futures and forwards. For example, the Strategy may achieve long or short exposure to a particular equity security through a swap relating to that security. Derivatives may provide more efficient and economical, as well as significantly larger, exposure to equity markets than is possible through direct long investments or short selling. The Adviser will consider the impact of derivatives in making its assessments of the Strategy’s risks. The resulting exposures to markets, sectors, regions, issuers or specific securities will be continuously monitored by the Adviser.

The Adviser selects securities for purchase or sale using both its own fundamental research and proprietary quantitative models. These models seek to assess the risk and return characteristics of the securities the Strategy will buy and sell and the impact those securities will have on the risk and return characteristics of the Strategy’s portfolio overall, taking into account various factors such as relative return trends (or momentum) and price-to-book values. The Adviser then evaluates these results in light of data concerning an issuer’s fundamentals and trading considerations.

The Strategy expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. A higher rate of portfolio turnover increases transaction expenses, which may negatively affect the Strategy’s performance. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Investment Results

The table on page 5 shows the Strategy’s performance compared to its benchmark, the Bank of America Merrill Lynch (“BofA ML”) 3-Month U.S. Treasury Bill (“T-Bill”) Index and the

AB MARKET NEUTRAL STRATEGY – U.S. •	1

Lipper Alternative Equity Market Neutral Funds Average (the “Lipper Average”). Funds in the Lipper Average have generally similar investment objectives to the Strategy, although some of the funds may have different investment policies and sales and management fees and fund expenses.

The Fund’s Class A shares, before sales charges, underperformed the benchmark during both periods; versus the Lipper Average, Class A shares underperformed for the six-month period, and outperformed for the 12-month period, while certain share classes underperformed. Over the 12-month period, profitable companies with attractive earnings and cash flow yields, positive revision trends and positive earnings surprises outperformed, while capital use strategies detracted from performance as investors positioned for a higher interest-rate environment and sold off dividend stocks. Higher-risk and higher-beta stocks underperformed relative to the benchmark, and an underweight in those areas contributed to performance (beta is a measure of the risk arising from exposure to general market movements; stocks that have a higher beta tend to rise higher or fall further than the market, compared to stocks with lower beta). Over the six-month period, companies with attractive earnings and cash flow yields also outperformed, but efficacy for other strategies was much more muted, with deep value and momentum strategies both underperforming.

During both periods, holdings in the consumer discretionary and financial sectors contributed positively, while telecommunications and industrials holdings detracted. During both periods, the Strategy had gross leverage (defined as the sum of total equity market exposure on the long side and total equity market exposure on the short side, divided by net dollar value of the Strategy) of around 500%. The primary purpose of the leverage was to reduce correlation with the equity market by maintaining a very low level of net exposure, while attempting to magnify the potential alpha generation of the Strategy’s investment strategy.

The Strategy utilized derivatives in the form of total return swaps for hedging and investment purposes, which detracted from returns during the six-month period and added for the
12-month period. Written options and futures were utilized for hedging and investment purposes, which added to returns during both periods, in absolute terms.

Market Review and Investment Strategy

Market performance over the 12-month period was largely driven by the global macro backdrop, as central banks around the world announced different easing policies in support of economic growth. Since market performance was often dictated by news headlines rather than fundamentals, the efficacies of factors considered in the Strategy have been muted. In the U.S., energy and commodity stocks continued their decline over concerns of oversupply and weak demand from emerging markets. There was a general consensus of continued gradual economic recovery in the U.S. and anticipation of an interest-rate increase. Stocks with superior momentum, pricing power, reasonable valuation and good relative growth have tended to outperform in this environment.

2	• AB MARKET NEUTRAL STRATEGY – U.S.

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged BofA Merrill Lynch® U.S. 3-Month T-Bill Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The BofA ML U.S. 3-Month T-Bill Index measures the performance of Treasury securities maturing in 90 days. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Strategy.

A Word About Risk

Market Risk: The value of the Strategy’s assets will fluctuate as the equity market fluctuates. The value of the Strategy’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Derivatives Risk: Derivatives may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses for the Strategy, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: To the extent the Strategy uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments.

Short Sale Risk: The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy). In contrast, the risk of loss from a long position is limited to the Strategy’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage.

ETF Risk: ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETF’s expenses and runs the risk that the ETF may not achieve its investment objective.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Strategy from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.

Management Risk: The Strategy is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions. The Adviser also relies on its own quantitative models, which depend upon complex mathematical calculations and the correctness of certain historical correlations. There is no guarantee that the Adviser’s techniques, including the models, will produce the intended results.

These risks are fully discussed in the Strategy’s prospectus. As with all investments, you may lose money by investing in the Strategy.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Strategies will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MARKET NEUTRAL STRATEGY – U.S. •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

All fees and expenses related to the operation of the Strategy have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Strategy’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB MARKET NEUTRAL STRATEGY – U.S.

Disclosures and Risks

HISTORICAL PERFORMANCE

THE STRATEGY VS. ITS BENCHMARK PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	12 Months
AB Market Neutral Strategy – U.S.
Class A	-3.90%	-0.52%

Class C	-4.21%	-1.27%

Advisor Class*	-3.66%	-0.20%

Class R*	-3.97%	-0.83%

Class K*	-3.83%	-0.51%

Class I*	-3.71%	-0.23%

BofA ML 3-Month U.S. T-Bill Index	0.00%	0.01%

Lipper Alternative Equity Market Neutral Funds Average	-0.88%	-0.99%

*    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB MARKET NEUTRAL STRATEGY – U.S. •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE STRATEGY 8/3/10* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Market Neutral Strategy – U.S. Class A shares (from 8/3/10* to 7/31/15) as compared to the performance of the Strategy’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Strategy and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 8/3/2010.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB MARKET NEUTRAL STRATEGY – U.S.

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-0.52%	-4.76%
3 Years	-1.39%	-2.82%
Since inception*	-0.29%	-1.15%

Class C Shares
1 Year	-1.27%	-2.26%
3 Years	-2.07%	-2.07%
Since inception*	-0.96%	-0.96%

Advisor Class Shares†
1 Year	-0.20%	-0.20%
3 Years	-1.04%	-1.04%
Since inception*	0.05%	0.05%

Class R Shares†
1 Year	-0.83%	-0.83%
3 Years	-1.58%	-1.58%
Since inception*	-0.47%	-0.47%

Class K Shares†
1 Year	-0.51%	-0.51%
3 Years	-1.31%	-1.31%
Since inception*	-0.19%	-0.19%

Class I Shares†
1 Year	-0.23%	-0.23%
3 Years	-1.07%	-1.07%
Since inception*	0.05%	0.05%

The Strategy’s current prospectus fee table shows the Strategy’s total annual expense ratios as 26.82%, 27.39%, 26.76%, 26.72%, 26.78% and 26.16% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Strategy’s annual operating expense ratios, excluding expenses associated with securities sold short, to 1.50%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25% for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. These waivers/reimbursements may not be terminated before November 1, 2015. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 8/3/2010.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB MARKET NEUTRAL STRATEGY – U.S. •	7

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	-3.33%
3 Years	-1.19%
Since inception*	-0.04%

Class C Shares
1 Year	-0.80%
3 Years	-0.44%
Since inception*	0.17%

Advisor Class Shares†
1 Year	1.28%
3 Years	0.56%
Since inception*	1.18%

Class R Shares†
1 Year	0.73%
3 Years	0.04%
Since inception*	0.66%

Class K Shares†
1 Year	1.03%
3 Years	0.32%
Since inception*	0.93%

Class I Shares†
1 Year	1.19%
3 Years	0.55%
Since inception*	1.17%

*	Inception date: 8/3/2010.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Strategy. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

8	• AB MARKET NEUTRAL STRATEGY – U.S.

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$961.00	$7.29	1.50%
Hypothetical**	$1,000	$1,017.36	$7.50	1.50%
Class C
Actual	$1,000	$957.90	$10.92	2.25%
Hypothetical**	$1,000	$1,013.64	$11.23	2.25%
Advisor Class
Actual	$1,000	$963.40	$6.09	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
Class R
Actual	$1,000	$960.30	$8.51	1.75%
Hypothetical**	$1,000	$1,016.12	$8.75	1.75%
Class K
Actual	$1,000	$961.70	$7.30	1.50%
Hypothetical**	$1,000	$1,017.36	$7.50	1.50%
Class I
Actual	$1,000	$962.90	$6.08	1.25%
Hypothetical**	$1,000	$1,018.60	$6.26	1.25%
*	Expenses are equal to the classes’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), respectively.

**	Assumes 5% annual return before expenses.

AB MARKET NEUTRAL STRATEGY – U.S. •	9

Expense Example

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $4.0

SECTOR BREAKDOWN*

	Long	Short

Consumer Discretionary	35.0%	-33.8%
Consumer Staples	20.2	-20.8
Energy	11.1	-7.3
Financials	43.4	-40.4
Health Care	22.0	-22.8
Industrials	22.1	-23.0
Information Technology	28.9	-27.7
Materials	11.3	-12.3
Telecommunication Services	2.5	-4.6
Utilities	5.6	-10.2

*	All data are as of July 31, 2015. The sector breakdown is expressed as an approximate percentage of the Strategy’s total net assets inclusive of derivative exposure, based on the Adviser’s internal classification guidelines.

10	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio Summary

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

COMMON STOCKS – 2.3%
Energy – 1.2%
Oil, Gas & Consumable Fuels – 1.2%
Exxon Mobil Corp.	600	$47,526

Industrials – 1.1%
Airlines – 1.1%
United Continental Holdings, Inc.(a)	800	45,112

Total Common Stocks (cost $101,612)		92,638

SHORT-TERM INVESTMENTS – 101.3%
Investment Companies – 47.0%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(b)(c) (cost $1,861,707)	1,861,707	1,861,707

	Principal Amount (000)
U.S. Treasury Bills – 54.3%
U.S. Treasury Bill Zero Coupon, 8/06/15	$250	250,000
Zero Coupon, 9/03/15-11/19/15(d)	1,900	1,899,779

Total U.S. Treasury Bills (cost $2,149,779)		2,149,779

Total Short-Term Investments (cost $4,011,486)		4,011,486

Total Investments – 103.6% (cost $4,113,098)		4,104,124
Other assets less liabilities – (3.6)%		(143,510)

Net Assets – 100.0%		$3,960,614

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services:
3M Co.	148	FedFundEffective Plus 0.35%	$25	4/20/16	$(2,148)
3M Co.	164	FedFundEffective Plus 0.35%	27	4/20/16	(2,380)
3M Co.	74	FedFundEffective Plus 0.35%	11	4/20/16	7
3M Co.	31	FedFundEffective Plus 0.35%	5	4/20/16	99

AB MARKET NEUTRAL STRATEGY – U.S •	11

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
AbbVie, Inc.	940	FedFundEffective Plus 0.35%	$61	4/20/16	$5,160
AbbVie, Inc.	90	FedFundEffective Plus 0.35%	6	4/20/16	103
AbbVie, Inc.	221	FedFundEffective Plus 0.35%	15	4/20/16	53
Accenture PLC	534	FedFundEffective Plus 0.35%	54	4/20/16	1,045
Accenture PLC	117	FedFundEffective Plus 0.35%	12	4/20/16	(49)
AES Corp./VA	3,630	FedFundEffective Plus 0.35%	48	4/20/16	(1,461)
AES Corp./VA	825	FedFundEffective Plus 0.35%	11	4/20/16	40
Aetna, Inc.	517	FedFundEffective Plus 0.35%	55	4/20/16	3,600
Aetna, Inc.	122	FedFundEffective Plus 0.35%	14	4/20/16	(154)
Aetna, Inc.	51	FedFundEffective Plus 0.35%	6	4/20/16	162
Aflac, Inc.	965	FedFundEffective Plus 0.35%	62	4/20/16	(431)
Aflac, Inc.	94	FedFundEffective Plus 0.35%	6	4/20/16	266
Aflac, Inc.	227	FedFundEffective Plus 0.35%	15	4/20/16	5
Agilent Technologies, Inc.	1,102	FedFundEffective Plus 0.35%	44	4/20/16	1,552
Agilent Technologies, Inc.	261	FedFundEffective Plus 0.35%	11	4/20/16	(37)
Agilent Technologies, Inc.	116	FedFundEffective Plus 0.35%	4	4/20/16	252
American Financial Group, Inc./OH	600	FedFundEffective Plus 0.35%	39	4/20/16	2,061
American Financial Group, Inc./OH	129	FedFundEffective Plus 0.35%	8	4/20/16	443
American Financial Group, Inc./OH	90	FedFundEffective Plus 0.35%	6	4/20/16	309
American Financial Group, Inc./OH	81	FedFundEffective Plus 0.35%	5	4/20/16	132
American Financial Group, Inc./OH	94	FedFundEffective Plus 0.35%	6	4/20/16	134
American Financial Group, Inc./OH	218	FedFundEffective Plus 0.35%	15	4/20/16	(96)
American International Group, Inc.	1,060	FedFundEffective Plus 0.35%	67	4/20/16	542
American International Group, Inc.	231	FedFundEffective Plus 0.35%	15	4/20/16	(91)
Ameriprise Financial, Inc.	203	FedFundEffective Plus 0.35%	26	4/20/16	(474)

12	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Ameriprise Financial, Inc.	160	FedFundEffective Plus 0.35%	$21	4/20/16	$(373)
Ameriprise Financial, Inc.	85	FedFundEffective Plus 0.35%	11	4/20/16	29
Ameriprise Financial, Inc.	36	FedFundEffective Plus 0.35%	4	4/20/16	137
AmerisourceBergen Corp.	430	FedFundEffective Plus 0.35%	50	4/20/16	(4,017)
AmerisourceBergen Corp.	38	FedFundEffective Plus 0.35%	4	4/20/16	(81)
AmerisourceBergen Corp.	100	FedFundEffective Plus 0.35%	10	4/20/16	106
Anthem, Inc.	502	FedFundEffective Plus 0.35%	76	4/20/16	1,645
Anthem, Inc.	118	FedFundEffective Plus 0.35%	18	4/20/16	(20)
Anthem, Inc.	48	FedFundEffective Plus 0.35%	7	4/20/16	132
Apple, Inc.	568	FedFundEffective Plus 0.35%	72	4/20/16	(3,006)
Apple, Inc.	165	FedFundEffective Plus 0.35%	21	4/20/16	(751)
Apple, Inc.	77	FedFundEffective Plus 0.35%	9	4/20/16	(120)
Apple, Inc.	173	FedFundEffective Plus 0.35%	21	4/20/16	41
Archer-Daniels-Midland Co.	1,906	FedFundEffective Plus 0.35%	92	4/20/16	(1,953)
Archer-Daniels-Midland Co.	200	FedFundEffective Plus 0.35%	9	4/20/16	45
Archer-Daniels-Midland Co.	452	FedFundEffective Plus 0.35%	22	4/20/16	(268)
AT&T, Inc.	769	FedFundEffective Plus 0.35%	25	4/20/16	1,667
AT&T, Inc.	1,408	FedFundEffective Plus 0.35%	46	4/20/16	3,051
AT&T, Inc.	512	FedFundEffective Plus 0.35%	18	4/20/16	91
AT&T, Inc.	214	FedFundEffective Plus 0.35%	7	4/20/16	148
Automatic Data Processing, Inc.	854	FedFundEffective Plus 0.35%	73	4/20/16	(4,880)
Automatic Data Processing, Inc.	83	FedFundEffective Plus 0.35%	7	4/20/16	29
Automatic Data Processing, Inc.	201	FedFundEffective Plus 0.35%	16	4/20/16	9
Bank of America Corp.	3,055	FedFundEffective Plus 0.35%	48	4/20/16	6,906
Bank of America Corp.	298	FedFundEffective Plus 0.35%	5	4/20/16	69
Bank of America Corp.	719	FedFundEffective Plus 0.35%	13	4/20/16	(82)
Bed Bath & Beyond, Inc.	600	FedFundEffective Plus 0.35%	43	4/20/16	(3,686)

AB MARKET NEUTRAL STRATEGY – U.S. •	13

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Bed Bath & Beyond, Inc.	142	FedFundEffective Plus 0.35%	$9	4/20/16	$(33)
Bed Bath & Beyond, Inc.	61	FedFundEffective Plus 0.35%	4	4/20/16	(19)
Berkshire Hathaway, Inc.	237	FedFundEffective Plus 0.35%	34	4/20/16	(29)
Berkshire Hathaway, Inc.	300	FedFundEffective Plus 0.35%	43	4/20/16	(37)
Berkshire Hathaway, Inc.	54	FedFundEffective Plus 0.35%	8	4/20/16	72
Berkshire Hathaway, Inc.	126	FedFundEffective Plus 0.35%	18	4/20/16	(123)
Cadence Design Systems, Inc.	1,684	FedFundEffective Plus 0.35%	32	4/20/16	3,738
Cadence Design Systems, Inc.	1,030	FedFundEffective Plus 0.35%	19	4/20/16	2,286
Cadence Design Systems, Inc.	639	FedFundEffective Plus 0.35%	13	4/20/16	(81)
Cadence Design Systems, Inc.	264	FedFundEffective Plus 0.35%	5	4/20/16	502
Campbell Soup Co.	1,320	FedFundEffective Plus 0.35%	62	4/20/16	3,290
Campbell Soup Co.	119	FedFundEffective Plus 0.35%	6	4/20/16	175
Campbell Soup Co.	308	FedFundEffective Plus 0.35%	15	4/20/16	47
CF Industries Holdings, Inc.	815	FedFundEffective Plus 0.35%	47	4/20/16	1,653
CF Industries Holdings, Inc.	191	FedFundEffective Plus 0.35%	11	4/20/16	(50)
CF Industries Holdings, Inc.	76	FedFundEffective Plus 0.35%	5	4/20/16	(3)
Charles Schwab Corp. (The)	650	FedFundEffective Plus 0.35%	20	4/20/16	2,830
Charles Schwab Corp. (The)	298	FedFundEffective Plus 0.35%	9	4/20/16	1,297
Charles Schwab Corp. (The)	520	FedFundEffective Plus 0.35%	16	4/20/16	2,264
Charles Schwab Corp. (The)	181	FedFundEffective Plus 0.35%	6	4/20/16	138
Charles Schwab Corp. (The)	480	FedFundEffective Plus 0.35%	15	4/20/16	1,622
Charles Schwab Corp. (The)	456	FedFundEffective Plus 0.35%	16	4/20/16	(38)
Check Point Software Technologies Ltd.	675	FedFundEffective Plus 0.35%	57	4/20/16	(2,660)
Check Point Software Technologies Ltd.	159	FedFundEffective Plus 0.35%	13	4/20/16	(21)
Check Point Software Technologies Ltd.	65	FedFundEffective Plus 0.35%	5	4/20/16	(148)

14	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Chevron Corp.	426	FedFundEffective Plus 0.35%	$47	4/20/16	$(9,051)
Chevron Corp.	43	FedFundEffective Plus 0.35%	4	4/20/16	(31)
Chevron Corp.	100	FedFundEffective Plus 0.35%	9	4/20/16	(86)
Church & Dwight Co., Inc.	792	FedFundEffective Plus 0.35%	67	4/20/16	1,087
Church & Dwight Co., Inc.	173	FedFundEffective Plus 0.35%	15	4/20/16	(96)
Citigroup, Inc.	933	FedFundEffective Plus 0.35%	50	4/20/16	4,922
Citigroup, Inc.	363	FedFundEffective Plus 0.35%	21	4/20/16	125
Citigroup, Inc.	304	FedFundEffective Plus 0.35%	18	4/20/16	(26)
Citigroup, Inc.	91	FedFundEffective Plus 0.35%	5	4/20/16	72
Citrix Systems, Inc.	750	FedFundEffective Plus 0.35%	50	4/20/16	6,997
Citrix Systems, Inc.	174	FedFundEffective Plus 0.35%	13	4/20/16	(5)
Citrix Systems, Inc.	65	FedFundEffective Plus 0.35%	4	4/20/16	456
ConocoPhillips	220	FedFundEffective Plus 0.35%	15	4/20/16	(3,967)
ConocoPhillips	385	FedFundEffective Plus 0.35%	27	4/20/16	(6,942)
ConocoPhillips	202	FedFundEffective Plus 0.35%	10	4/20/16	103
CSX Corp.	560	FedFundEffective Plus 0.35%	18	4/20/16	(829)
CSX Corp.	232	FedFundEffective Plus 0.35%	8	4/20/16	(343)
CSX Corp.	721	FedFundEffective Plus 0.35%	24	4/20/16	(1,067)
CSX Corp.	147	FedFundEffective Plus 0.35%	5	4/20/16	112
CSX Corp.	356	FedFundEffective Plus 0.35%	11	4/20/16	39
CVS Health Corp.	210	FedFundEffective Plus 0.35%	21	4/20/16	2,343
CVS Health Corp.	401	FedFundEffective Plus 0.35%	41	4/20/16	4,473
CVS Health Corp.	61	FedFundEffective Plus 0.35%	7	4/20/16	232
CVS Health Corp.	144	FedFundEffective Plus 0.35%	16	4/20/16	(25)
Deere & Co.	671	FedFundEffective Plus 0.35%	60	4/20/16	3,747
Deere & Co.	66	FedFundEffective Plus 0.35%	6	4/20/16	167
Deere & Co.	158	FedFundEffective Plus 0.35%	15	4/20/16	88
DR Horton, Inc.	1,650	FedFundEffective Plus 0.35%	44	4/20/16	5,210

AB MARKET NEUTRAL STRATEGY – U.S. •	15

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
DR Horton, Inc.	386	FedFundEffective Plus 0.35%	$11	4/20/16	$(26)
DR Horton, Inc.	155	FedFundEffective Plus 0.35%	4	4/20/16	449
Dr Pepper Snapple Group, Inc.	420	FedFundEffective Plus 0.35%	33	4/20/16	1,040
Dr Pepper Snapple Group, Inc.	390	FedFundEffective Plus 0.35%	30	4/20/16	966
Dr Pepper Snapple Group, Inc.	190	FedFundEffective Plus 0.35%	15	4/20/16	43
Dr Pepper Snapple Group, Inc.	76	FedFundEffective Plus 0.35%	6	4/20/16	240
E*TRADE Financial Corp.	1,455	FedFundEffective Plus 0.35%	41	4/20/16	662
E*TRADE Financial Corp.	342	FedFundEffective Plus 0.35%	10	4/20/16	(58)
E*TRADE Financial Corp.	143	FedFundEffective Plus 0.35%	4	4/20/16	80
Emerson Electric Co.	640	FedFundEffective Plus 0.35%	38	4/20/16	(4,636)
Emerson Electric Co.	380	FedFundEffective Plus 0.35%	23	4/20/16	(3,744)
Emerson Electric Co.	97	FedFundEffective Plus 0.35%	5	4/20/16	133
Emerson Electric Co.	240	FedFundEffective Plus 0.35%	12	4/20/16	(23)
EOG Resources, Inc.	460	FedFundEffective Plus 0.35%	45	4/20/16	(9,544)
EOG Resources, Inc.	103	FedFundEffective Plus 0.35%	8	4/20/16	(91)
Everest Re Group Ltd.	120	FedFundEffective Plus 0.35%	22	4/20/16	18
Everest Re Group Ltd.	90	FedFundEffective Plus 0.35%	17	4/20/16	13
Everest Re Group Ltd.	62	FedFundEffective Plus 0.35%	11	4/20/16	9
Everest Re Group Ltd.	64	FedFundEffective Plus 0.35%	12	4/20/16	35
Everest Re Group Ltd.	26	FedFundEffective Plus 0.35%	5	4/20/16	(97)
Exelon Corp.	1,813	FedFundEffective Plus 0.35%	61	4/20/16	(2,508)
Exelon Corp.	427	FedFundEffective Plus 0.35%	14	4/20/16	(78)
Exelon Corp.	177	FedFundEffective Plus 0.35%	6	4/20/16	201
Expedia, Inc.	141	FedFundEffective Plus 0.35%	17	4/20/16	440
Expedia, Inc.	272	FedFundEffective Plus 0.35%	28	4/20/16	5,053
Expedia, Inc.	275	FedFundEffective Plus 0.35%	29	4/20/16	4,197

16	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Expedia, Inc.	91	FedFundEffective Plus 0.35%	$10	4/20/16	$1,511
FedEx Corp.	180	FedFundEffective Plus 0.35%	31	4/20/16	343
FedEx Corp.	140	FedFundEffective Plus 0.35%	24	4/20/16	267
FedEx Corp.	75	FedFundEffective Plus 0.35%	13	4/20/16	(50)
Fiserv, Inc.	260	FedFundEffective Plus 0.35%	21	4/20/16	2,053
Fiserv, Inc.	88	FedFundEffective Plus 0.35%	7	4/20/16	695
Fiserv, Inc.	327	FedFundEffective Plus 0.35%	26	4/20/16	2,582
Fiserv, Inc.	67	FedFundEffective Plus 0.35%	6	4/20/16	89
Fiserv, Inc.	159	FedFundEffective Plus 0.35%	14	4/20/16	(109)
Foot Locker, Inc.	714	FedFundEffective Plus 0.35%	43	4/20/16	7,013
Foot Locker, Inc.	270	FedFundEffective Plus 0.35%	16	4/20/16	2,652
Foot Locker, Inc.	92	FedFundEffective Plus 0.35%	6	4/20/16	153
Foot Locker, Inc.	230	FedFundEffective Plus 0.35%	16	4/20/16	(32)
General Electric Co.	2,050	FedFundEffective Plus 0.35%	56	4/20/16	(1,808)
General Electric Co.	292	FedFundEffective Plus 0.35%	8	4/20/16	122
General Electric Co.	659	FedFundEffective Plus 0.35%	17	4/20/16	22
General Electric Co.	732	FedFundEffective Plus 0.35%	20	4/20/16	(368)
Goldman Sachs Group, Inc. (The)	177	FedFundEffective Plus 0.35%	36	4/20/16	746
Goldman Sachs Group, Inc. (The)	210	FedFundEffective Plus 0.35%	42	4/20/16	885
Goldman Sachs Group, Inc. (The)	31	FedFundEffective Plus 0.35%	6	4/20/16	(117)
Goldman Sachs Group, Inc. (The)	39	FedFundEffective Plus 0.35%	8	4/20/16	17
Goldman Sachs Group, Inc. (The)	98	FedFundEffective Plus 0.35%	20	4/20/16	(132)
Goodyear Tire & Rubber Co (The)	1,572	FedFundEffective Plus 0.35%	43	4/20/16	4,614
Goodyear Tire & Rubber Co. (The)	369	FedFundEffective Plus 0.35%	11	4/20/16	57

AB MARKET NEUTRAL STRATEGY – U.S. •	17

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goodyear Tire & Rubber Co. (The)	147	FedFundEffective Plus 0.35%	$4	4/20/16	$173
Halliburton Co.	961	FedFundEffective Plus 0.35%	41	4/20/16	(375)
Helmerich & Payne, Inc.	510	FedFundEffective Plus 0.35%	40	4/20/16	(9,914)
Helmerich & Payne, Inc.	116	FedFundEffective Plus 0.35%	7	4/20/16	(27)
Hewlett-Packard Co.	1,418	FedFundEffective Plus 0.35%	44	4/20/16	(268)
Hewlett-Packard Co.	336	FedFundEffective Plus 0.35%	10	4/20/16	(43)
Hewlett-Packard Co.	149	FedFundEffective Plus 0.35%	5	4/20/16	21
HollyFrontier Corp.	844	FedFundEffective Plus 0.35%	41	4/20/16	(262)
Hologic, Inc.	1,132	FedFundEffective Plus 0.35%	43	4/20/16	3,822
Hologic, Inc.	269	FedFundEffective Plus 0.35%	11	4/20/16	16
Hologic, Inc.	122	FedFundEffective Plus 0.35%	5	4/20/16	496
Home Depot, Inc. (The)	353	FedFundEffective Plus 0.35%	40	4/20/16	1,377
Home Depot, Inc. (The)	83	FedFundEffective Plus 0.35%	10	4/20/16	– 0	–
Home Depot, Inc. (The)	35	FedFundEffective Plus 0.35%	4	4/20/16	126
Illinois Tool Works, Inc.	475	FedFundEffective Plus 0.35%	47	4/20/16	(4,478)
Illinois Tool Works, Inc.	188	FedFundEffective Plus 0.35%	17	4/20/16	19
Illinois Tool Works, Inc.	319	FedFundEffective Plus 0.35%	30	4/20/16	(1,084)
Illinois Tool Works, Inc.	84	FedFundEffective Plus 0.35%	7	4/20/16	188
Interactive Brokers Group, Inc.	994	FedFundEffective Plus 0.35%	33	4/20/16	7,204
Interactive Brokers Group, Inc.	249	FedFundEffective Plus 0.35%	10	4/20/16	(14)
Interactive Brokers Group, Inc.	140	FedFundEffective Plus 0.35%	6	4/20/16	(166)
International Flavors & Fragrances, Inc.	492	FedFundEffective Plus 0.35%	58	4/20/16	(1,405)
International Flavors & Fragrances, Inc.	116	FedFundEffective Plus 0.35%	13	4/20/16	(45)
International Flavors & Fragrances, Inc.	49	FedFundEffective Plus 0.35%	5	4/20/16	244
International Paper Co.	895	FedFundEffective Plus 0.35%	49	4/20/16	(5,924)
International Paper Co.	210	FedFundEffective Plus 0.35%	10	4/20/16	26

18	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
International Paper Co.	87	FedFundEffective Plus 0.35%	$4	4/20/16	$13
Interpublic Group of Cos., Inc. (The)	1,704	FedFundEffective Plus 0.35%	36	4/20/16	(1)
Interpublic Group of Cos., Inc. (The)	1,193	FedFundEffective Plus 0.35%	25	4/20/16	– 0	–
Interpublic Group of Cos., Inc. (The)	166	FedFundEffective Plus 0.35%	3	4/20/16	100
Intuit, Inc.	590	FedFundEffective Plus 0.35%	60	4/20/16	1,997
Intuit, Inc.	60	FedFundEffective Plus 0.35%	6	4/20/16	23
Intuit, Inc.	140	FedFundEffective Plus 0.35%	15	4/20/16	(7)
JPMorgan Chase & Co.	1,316	FedFundEffective Plus 0.35%	85	4/20/16	6,028
JPMorgan Chase & Co.	310	FedFundEffective Plus 0.35%	21	4/20/16	(9)
JPMorgan Chase & Co.	130	FedFundEffective Plus 0.35%	9	4/20/16	122
Kimberly-Clark Corp.	572	FedFundEffective Plus 0.35%	62	4/20/16	4,141
Kimberly-Clark Corp.	135	FedFundEffective Plus 0.35%	16	4/20/16	(24)
Kimberly-Clark Corp.	62	FedFundEffective Plus 0.35%	7	4/20/16	185
Kroger Co. (The)	1,752	FedFundEffective Plus 0.35%	68	4/20/16	862
Kroger Co. (The)	386	FedFundEffective Plus 0.35%	15	4/20/16	18
Lincoln National Corp.	860	FedFundEffective Plus 0.35%	50	4/20/16	(1,748)
Lincoln National Corp.	82	FedFundEffective Plus 0.35%	5	4/20/16	(167)
Lincoln National Corp.	222	FedFundEffective Plus 0.35%	13	4/20/16	(123)
Lincoln National Corp.	91	FedFundEffective Plus 0.35%	5	4/20/16	(60)
LyondellBasell Industries NV	528	FedFundEffective Plus 0.35%	51	4/20/16	(1,167)
LyondellBasell Industries NV	53	FedFundEffective Plus 0.35%	5	4/20/16	232
LyondellBasell Industries NV	124	FedFundEffective Plus 0.35%	12	4/20/16	(138)
Macy’s, Inc.	210	FedFundEffective Plus 0.35%	15	4/20/16	(76)
Macy’s, Inc.	958	FedFundEffective Plus 0.35%	66	4/20/16	(99)
ManpowerGroup, Inc.	443	FedFundEffective Plus 0.35%	38	4/20/16	2,667
ManpowerGroup, Inc.	160	FedFundEffective Plus 0.35%	14	4/20/16	963

AB MARKET NEUTRAL STRATEGY – U.S. •	19

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
ManpowerGroup, Inc.	141	FedFundEffective Plus 0.35%	$13	4/20/16	$(97)
ManpowerGroup, Inc.	59	FedFundEffective Plus 0.35%	5	4/20/16	176
Marathon Petroleum Corp.	97	FedFundEffective Plus 0.35%	5	4/20/16	(60)
Marathon Petroleum Corp.	217	FedFundEffective Plus 0.35%	12	4/20/16	(82)
Marathon Petroleum Corp.	920	FedFundEffective Plus 0.35%	50	4/20/16	280
Masco Corp.	420	FedFundEffective Plus 0.35%	11	4/20/16	(117)
Masco Corp.	1,795	FedFundEffective Plus 0.35%	44	4/20/16	3,638
Masco Corp.	166	FedFundEffective Plus 0.35%	4	4/20/16	536
MasterCard, Inc.	381	FedFundEffective Plus 0.35%	34	4/20/16	3,116
MasterCard, Inc.	183	FedFundEffective Plus 0.35%	16	4/20/16	1,496
MasterCard, Inc.	100	FedFundEffective Plus 0.35%	9	4/20/16	480
MasterCard, Inc.	156	FedFundEffective Plus 0.35%	15	4/20/16	(80)
MasterCard, Inc.	62	FedFundEffective Plus 0.35%	6	4/20/16	165
McCormick & Co., Inc./MD	800	FedFundEffective Plus 0.35%	62	4/20/16	3,758
McCormick & Co., Inc./MD	187	FedFundEffective Plus 0.35%	15	4/20/16	29
McCormick & Co., Inc./MD	73	FedFundEffective Plus 0.35%	6	4/20/16	179
McKesson Corp.	219	FedFundEffective Plus 0.35%	49	4/20/16	(640)
McKesson Corp.	23	FedFundEffective Plus 0.35%	5	4/20/16	(130)
McKesson Corp.	52	FedFundEffective Plus 0.35%	11	4/20/16	108
MetLife, Inc.	1,027	FedFundEffective Plus 0.35%	52	4/20/16	5,255
MetLife, Inc.	101	FedFundEffective Plus 0.35%	6	4/20/16	89
MetLife, Inc.	242	FedFundEffective Plus 0.35%	14	4/20/16	(3)
Michaels Cos., Inc. (The)	1,970	FedFundEffective Plus 0.35%	56	4/20/16	(6,192)
Michaels Cos., Inc. (The)	442	FedFundEffective Plus 0.35%	11	4/20/16	(18)
Microsoft Corp.	689	FedFundEffective Plus 0.35%	29	4/20/16	3,155
Microsoft Corp.	433	FedFundEffective Plus 0.35%	18	4/20/16	1,983
Microsoft Corp.	848	FedFundEffective Plus 0.35%	40	4/20/16	(81)

20	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Microsoft Corp.	110	FedFundEffective Plus 0.35%	$5	4/20/16	$117
Moody’s Corp.	240	FedFundEffective Plus 0.35%	25	4/20/16	1,172
Moody’s Corp.	288	FedFundEffective Plus 0.35%	30	4/20/16	1,406
Moody’s Corp.	124	FedFundEffective Plus 0.35%	14	4/20/16	(98)
Moody’s Corp.	53	FedFundEffective Plus 0.35%	6	4/20/16	30
Nordstrom, Inc.	400	FedFundEffective Plus 0.35%	31	4/20/16	(663)
Nordstrom, Inc.	256	FedFundEffective Plus 0.35%	20	4/20/16	(424)
Nordstrom, Inc.	156	FedFundEffective Plus 0.35%	12	4/20/16	11
Nordstrom, Inc.	70	FedFundEffective Plus 0.35%	5	4/20/16	(33)
Nucor Corp.	973	FedFundEffective Plus 0.35%	43	4/20/16	299
Nucor Corp.	230	FedFundEffective Plus 0.35%	10	4/20/16	(99)
Nucor Corp.	102	FedFundEffective Plus 0.35%	4	4/20/16	10
O’Reilly Automotive, Inc.	245	FedFundEffective Plus 0.35%	53	4/20/16	5,921
O’Reilly Automotive, Inc.	58	FedFundEffective Plus 0.35%	14	4/20/16	(113)
O’Reilly Automotive, Inc.	25	FedFundEffective Plus 0.35%	6	4/20/16	39
Omnicom Group, Inc.	661	FedFundEffective Plus 0.35%	50	4/20/16	(1,080)
Omnicom Group, Inc.	155	FedFundEffective Plus 0.35%	11	4/20/16	8
Omnicom Group, Inc.	61	FedFundEffective Plus 0.35%	4	4/20/16	128
PepsiCo, Inc.	578	FedFundEffective Plus 0.35%	55	4/20/16	615
PepsiCo, Inc.	136	FedFundEffective Plus 0.35%	13	4/20/16	(54)
PepsiCo, Inc.	53	FedFundEffective Plus 0.35%	5	4/20/16	33
Phillips 66	150	FedFundEffective Plus 0.35%	12	4/20/16	139
Phillips 66	379	FedFundEffective Plus 0.35%	30	4/20/16	351
Phillips 66	119	FedFundEffective Plus 0.35%	10	4/20/16	(64)
PNC Financial Services Group, Inc. (The)	240	FedFundEffective Plus 0.35%	22	4/20/16	1,504
PNC Financial Services Group, Inc. (The)	151	FedFundEffective Plus 0.35%	14	4/20/16	946

AB MARKET NEUTRAL STRATEGY – U.S. •	21

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
PNC Financial Services Group, Inc. (The)	260	FedFundEffective Plus 0.35%	$24	4/20/16	$1,629
PNC Financial Services Group, Inc. (The)	61	FedFundEffective Plus 0.35%	6	4/20/16	44
PNC Financial Services Group, Inc. (The)	152	FedFundEffective Plus 0.35%	15	4/20/16	(28)
Prudential Financial, Inc.	629	FedFundEffective Plus 0.35%	50	4/20/16	5,428
Prudential Financial, Inc.	148	FedFundEffective Plus 0.35%	13	4/20/16	(24)
Prudential Financial, Inc.	62	FedFundEffective Plus 0.35%	5	4/20/16	143
Public Service Enterprise Group, Inc.	1,279	FedFundEffective Plus 0.35%	53	4/20/16	779
Public Service Enterprise Group, Inc.	288	FedFundEffective Plus 0.35%	11	4/20/16	567
Public Service Enterprise Group, Inc.	372	FedFundEffective Plus 0.35%	16	4/20/16	(86)
Public Service Enterprise Group, Inc.	164	FedFundEffective Plus 0.35%	7	4/20/16	254
PVH Corp.	369	FedFundEffective Plus 0.35%	43	4/20/16	(525)
PVH Corp.	88	FedFundEffective Plus 0.35%	10	4/20/16	18
PVH Corp.	39	FedFundEffective Plus 0.35%	4	4/20/16	162
Reinsurance Group of America, Inc.	283	FedFundEffective Plus 0.35%	27	4/20/16	791
Reinsurance Group of America, Inc.	286	FedFundEffective Plus 0.35%	27	4/20/16	800
Reinsurance Group of America, Inc.	134	FedFundEffective Plus 0.35%	13	4/20/16	(66)
Reinsurance Group of America, Inc.	56	FedFundEffective Plus 0.35%	5	4/20/16	52
salesforce.com, Inc.	600	FedFundEffective Plus 0.35%	43	4/20/16	744
salesforce.com, Inc.	60	FedFundEffective Plus 0.35%	4	4/20/16	(11)
salesforce.com, Inc.	142	FedFundEffective Plus 0.35%	10	4/20/16	(44)
Sealed Air Corp.	197	FedFundEffective Plus 0.35%	11	4/20/16	(50)
Sealed Air Corp.	832	FedFundEffective Plus 0.35%	43	4/20/16	1,134

22	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Sealed Air Corp.	87	FedFundEffective Plus 0.35%	$4	4/20/16	$288
Service Corp. International/US	403	FedFundEffective Plus 0.35%	12	4/20/16	(113)
Service Corp. International/US	1,843	FedFundEffective Plus 0.35%	54	4/20/16	2,641
Sherwin-Williams Co. (The)	190	FedFundEffective Plus 0.35%	55	4/20/16	(2,045)
Sherwin-Williams Co. (The)	51	FedFundEffective Plus 0.35%	14	4/20/16	(57)
Southwest Airlines Co.	1,212	FedFundEffective Plus 0.35%	51	4/20/16	(6,858)
Southwest Airlines Co.	285	FedFundEffective Plus 0.35%	10	4/20/16	35
Southwest Airlines Co.	118	FedFundEffective Plus 0.35%	4	4/20/16	142
Starbucks Corp.	1,051	FedFundEffective Plus 0.35%	51	4/20/16	10,361
Starbucks Corp.	140	FedFundEffective Plus 0.35%	7	4/20/16	1,380
Starbucks Corp.	279	FedFundEffective Plus 0.35%	16	4/20/16	(20)
Starbucks Corp.	111	FedFundEffective Plus 0.35%	6	4/20/16	88
Stryker Corp.	260	FedFundEffective Plus 0.35%	24	4/20/16	2,638
Stryker Corp.	330	FedFundEffective Plus 0.35%	30	4/20/16	3,348
Stryker Corp.	190	FedFundEffective Plus 0.35%	18	4/20/16	1,703
Stryker Corp.	74	FedFundEffective Plus 0.35%	7	4/20/16	131
Stryker Corp.	183	FedFundEffective Plus 0.35%	19	4/20/16	5
SunEdison, Inc.	1,462	FedFundEffective Plus 0.35%	43	4/20/16	(9,077)
SunEdison, Inc.	154	FedFundEffective Plus 0.35%	4	4/20/16	(416)
SunEdison, Inc.	346	FedFundEffective Plus 0.35%	8	4/20/16	(266)
Symantec Corp.	2,083	FedFundEffective Plus 0.35%	50	4/20/16	(2,006)
Symantec Corp.	490	FedFundEffective Plus 0.35%	11	4/20/16	(36)
Symantec Corp.	203	FedFundEffective Plus 0.35%	5	4/20/16	(15)
Target Corp.	630	FedFundEffective Plus 0.35%	51	4/20/16	943
Target Corp.	53	FedFundEffective Plus 0.35%	4	4/20/16	108
Target Corp.	185	FedFundEffective Plus 0.35%	15	4/20/16	(86)
Target Corp.	160	FedFundEffective Plus 0.35%	13	4/20/16	318

AB MARKET NEUTRAL STRATEGY – U.S. •	23

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Time Warner, Inc.	775	FedFundEffective Plus 0.35%	$67	4/20/16	$1,129
Time Warner, Inc.	328	FedFundEffective Plus 0.35%	29	4/20/16	(174)
TJX Cos., Inc. (The)	995	FedFundEffective Plus 0.35%	67	4/20/16	2,461
TJX Cos., Inc. (The)	218	FedFundEffective Plus 0.35%	15	4/20/16	(3)
TopBuild Corp.	199	FedFundEffective Plus 0.35%	6	4/19/16	(304)
TransDigm Group, Inc.	211	FedFundEffective Plus 0.35%	47	4/20/16	787
TransDigm Group, Inc.	21	FedFundEffective Plus 0.35%	5	4/20/16	117
TransDigm Group, Inc.	50	FedFundEffective Plus 0.35%	11	4/20/16	12
UnitedHealth Group, Inc.	360	FedFundEffective Plus 0.35%	42	4/20/16	1,559
UnitedHealth Group, Inc.	198	FedFundEffective Plus 0.35%	23	4/20/16	857
UnitedHealth Group, Inc.	55	FedFundEffective Plus 0.35%	6	4/20/16	224
UnitedHealth Group, Inc.	131	FedFundEffective Plus 0.35%	16	4/20/16	(66)
Valero Energy Corp.	767	FedFundEffective Plus 0.35%	50	4/20/16	623
Valero Energy Corp.	81	FedFundEffective Plus 0.35%	5	4/20/16	77
Valero Energy Corp.	182	FedFundEffective Plus 0.35%	12	4/20/16	(16)
Waste Management, Inc.	1,229	FedFundEffective Plus 0.35%	62	4/20/16	1,243
Waste Management, Inc.	269	FedFundEffective Plus 0.35%	14	4/20/16	(36)
Waters Corp.	245	FedFundEffective Plus 0.35%	31	4/20/16	2,150
Waters Corp.	150	FedFundEffective Plus 0.35%	19	4/20/16	1,316
Waters Corp.	39	FedFundEffective Plus 0.35%	5	4/20/16	153
Waters Corp.	93	FedFundEffective Plus 0.35%	12	4/20/16	(78)
Wells Fargo & Co.	1,465	FedFundEffective Plus 0.35%	80	4/20/16	4,809
Wells Fargo & Co.	144	FedFundEffective Plus 0.35%	8	4/20/16	65
Wells Fargo & Co.	345	FedFundEffective Plus 0.35%	20	4/20/16	5
Western Union Co (The)	663	FedFundEffective Plus 0.35%	14	4/20/16	(302)
Western Union Co. (The)	2,080	FedFundEffective Plus 0.35%	43	4/20/16	(947)

24	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Western Union Co. (The)	43	FedFundEffective Plus 0.35%	$1	4/20/16	$(81)
Western Union Co. (The)	258	FedFundEffective Plus 0.35%	5	4/20/16	455
Western Union Co. (The)	653	FedFundEffective Plus 0.35%	13	4/20/16	37
Wyndham Worldwide Corp.	539	FedFundEffective Plus 0.35%	49	4/20/16	(4,357)
Wyndham Worldwide Corp.	127	FedFundEffective Plus 0.35%	10	4/20/16	40
Wyndham Worldwide Corp.	54	FedFundEffective Plus 0.35%	4	4/20/16	10
XL Group PLC	1,300	FedFundEffective Plus 0.35%	49	4/20/16	838
XL Group PLC	123	FedFundEffective Plus 0.35%	5	4/20/16	25
XL Group PLC	305	FedFundEffective Plus 0.35%	12	4/20/16	(121)
Zoetis, Inc.	860	FedFundEffective Plus 0.35%	40	4/20/16	1,659
Zoetis, Inc.	489	FedFundEffective Plus 0.35%	23	4/20/16	944
Zoetis, Inc.	318	FedFundEffective Plus 0.35%	16	4/20/16	(137)
Zoetis, Inc.	133	FedFundEffective Plus 0.35%	7	4/20/16	(65)

Pay Total Return on Reference Obligation
Credit Suisse Securities (Europe) Limited:
Morgan Stanley	1,531	LIBOR Minus 0.25%	57	4/20/16	(2,220)
Morgan Stanley	149	LIBOR Minus 0.25%	6	4/20/16	27
Morgan Stanley	360	LIBOR Minus 0.25%	14	4/20/16	121
Morgan Stanley Capital Services:
Abbott Laboratories	1,117	FedFundEffective Minus 0.25%	52	4/20/16	(4,527)
Abbott Laboratories	110	FedFundEffective Minus 0.25%	6	4/20/16	(15)
Abbott Laboratories	263	FedFundEffective Minus 0.25%	13	4/20/16	12
Adobe Systems, Inc.	147	FedFundEffective Minus 0.25%	12	4/20/16	79
Adobe Systems, Inc.	671	FedFundEffective Minus 0.25%	53	4/20/16	(1,644)
Affiliated Managers Group, Inc.	111	FedFundEffective Minus 0.25%	24	4/20/16	1,282
Affiliated Managers Group, Inc.	130	FedFundEffective Minus 0.25%	29	4/20/16	1,502

AB MARKET NEUTRAL STRATEGY – U.S. •	25

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Affiliated Managers Group, Inc.	57	FedFundEffective Minus 0.25%	$12	4/20/16	$35
Affiliated Managers Group, Inc.	23	FedFundEffective Minus 0.25%	5	4/20/16	54
Air Products & Chemicals, Inc.	333	FedFundEffective Minus 0.25%	51	4/20/16	3,109
Air Products & Chemicals, Inc.	33	FedFundEffective Minus 0.25%	4	4/20/16	(457)
Air Products & Chemicals, Inc.	102	FedFundEffective Minus 0.25%	15	4/20/16	(32)
Air Products & Chemicals, Inc.	103	FedFundEffective Minus 0.25%	13	4/20/16	(1,449)
Airgas, Inc.	355	FedFundEffective Minus 0.25%	37	4/20/16	1,059
Airgas, Inc.	84	FedFundEffective Minus 0.25%	9	4/20/16	(9)
Airgas, Inc.	35	FedFundEffective Minus 0.25%	3	4/20/16	(196)
Akamai Technologies, Inc.	611	FedFundEffective Minus 0.25%	42	4/20/16	(4,667)
Akamai Technologies, Inc.	145	FedFundEffective Minus 0.25%	11	4/20/16	8
Akamai Technologies, Inc.	68	FedFundEffective Minus 0.25%	5	4/20/16	(354)
Alliance Data Systems Corp.	111	FedFundEffective Minus 0.25%	34	4/20/16	3,006
Alliance Data Systems Corp.	60	FedFundEffective Minus 0.25%	18	4/20/16	1,625
Alliance Data Systems Corp.	40	FedFundEffective Minus 0.25%	11	4/20/16	(87)
Alliance Data Systems Corp.	17	FedFundEffective Minus 0.25%	5	4/20/16	(47)
Ally Financial, Inc.	2,173	FedFundEffective Minus 0.25%	46	4/20/16	(3,381)
Ally Financial, Inc.	207	FedFundEffective Minus 0.25%	5	4/20/16	(210)
Ally Financial, Inc.	510	FedFundEffective Minus 0.25%	12	4/20/16	18
Amdocs Ltd.	778	FedFundEffective Minus 0.25%	43	4/20/16	(2,493)
Amdocs Ltd.	185	FedFundEffective Minus 0.25%	11	4/20/16	(24)
Amdocs Ltd.	82	FedFundEffective Minus 0.25%	5	4/20/16	(259)
AMETEK, Inc.	795	FedFundEffective Minus 0.25%	42	4/20/16	142
AMETEK, Inc.	187	FedFundEffective Minus 0.25%	10	4/20/16	(36)
AMETEK, Inc.	77	FedFundEffective Minus 0.25%	4	4/20/16	(50)

26	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Amphenol Corp.	147	FedFundEffective Minus 0.25%	$9	4/20/16	$397
Amphenol Corp.	608	FedFundEffective Minus 0.25%	36	4/20/16	1,642
Amphenol Corp.	74	FedFundEffective Minus 0.25%	4	4/20/16	(73)
Amphenol Corp.	178	FedFundEffective Minus 0.25%	10	4/20/16	48
Anadarko Petroleum Corp.	372	FedFundEffective Minus 0.25%	35	4/20/16	7,426
Anadarko Petroleum Corp.	36	FedFundEffective Minus 0.25%	3	4/20/16	(128)
Anadarko Petroleum Corp.	87	FedFundEffective Minus 0.25%	7	4/20/16	60
AutoZone, Inc.	45	FedFundEffective Minus 0.25%	31	4/20/16	(313)
AutoZone, Inc.	20	FedFundEffective Minus 0.25%	14	4/20/16	(139)
AutoZone, Inc.	6	FedFundEffective Minus 0.25%	4	4/20/16	(169)
AutoZone, Inc.	16	FedFundEffective Minus 0.25%	11	4/20/16	18
Bank of New York Mellon Corp. (The)	482	FedFundEffective Minus 0.25%	20	4/20/16	(1,228)
Bank of New York Mellon Corp. (The)	630	FedFundEffective Minus 0.25%	26	4/20/16	(1,606)
Bank of New York Mellon Corp. (The)	371	FedFundEffective Minus 0.25%	15	4/20/16	(946)
Bank of New York Mellon Corp. (The)	145	FedFundEffective Minus 0.25%	6	4/20/16	(81)
Bank of New York Mellon Corp. (The)	349	FedFundEffective Minus 0.25%	15	4/20/16	(34)
Baxter International, Inc.	1,270	FedFundEffective Minus 0.25%	49	4/20/16	(2,035)
Baxter International, Inc.	136	FedFundEffective Minus 0.25%	5	4/20/16	(328)
Baxter International, Inc.	302	FedFundEffective Minus 0.25%	12	4/20/16	(100)
BB&T Corp.	442	FedFundEffective Minus 0.25%	17	4/20/16	(527)
BB&T Corp.	670	FedFundEffective Minus 0.25%	26	4/20/16	(799)
BB&T Corp.	223	FedFundEffective Minus 0.25%	9	4/20/16	(266)
BB&T Corp.	130	FedFundEffective Minus 0.25%	5	4/20/16	17

AB MARKET NEUTRAL STRATEGY – U.S. •	27

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
BB&T Corp.	314	FedFundEffective Minus 0.25%	$13	4/20/16	$79
Becton Dickinson and Co.	304	FedFundEffective Minus 0.25%	43	4/20/16	(3,404)
Becton Dickinson and Co.	29	FedFundEffective Minus 0.25%	4	4/20/16	(177)
Becton Dickinson and Co.	71	FedFundEffective Minus 0.25%	11	4/20/16	(32)
BlackRock, Inc.	153	FedFundEffective Minus 0.25%	56	4/20/16	3,982
BlackRock, Inc.	14	FedFundEffective Minus 0.25%	5	4/20/16	(44)
BlackRock, Inc.	36	FedFundEffective Minus 0.25%	12	4/20/16	36
Boeing Co. (The)	292	FedFundEffective Minus 0.25%	43	4/20/16	654
Boeing Co. (The)	28	FedFundEffective Minus 0.25%	4	4/20/16	(74)
Boeing Co. (The)	68	FedFundEffective Minus 0.25%	10	4/20/16	(7)
Brown-Forman Corp.	418	FedFundEffective Minus 0.25%	39	4/20/16	(6,534)
Brown-Forman Corp.	41	FedFundEffective Minus 0.25%	4	4/20/16	(281)
Brown-Forman Corp.	99	FedFundEffective Minus 0.25%	11	4/20/16	(113)
Calpine Corp.	799	FedFundEffective Minus 0.25%	18	4/20/16	3,760
Calpine Corp.	1,220	FedFundEffective Minus 0.25%	28	4/20/16	5,741
Calpine Corp.	1,031	FedFundEffective Minus 0.25%	17	4/20/16	(1,767)
Calpine Corp.	707	FedFundEffective Minus 0.25%	13	4/20/16	46
Calpine Corp.	185	FedFundEffective Minus 0.25%	3	4/20/16	(282)
Capital One Financial Corp.	591	FedFundEffective Minus 0.25%	49	4/20/16	708
Capital One Financial Corp.	139	FedFundEffective Minus 0.25%	11	4/20/16	(75)
Capital One Financial Corp.	58	FedFundEffective Minus 0.25%	5	4/20/16	(157)
Cardinal Health, Inc.	560	FedFundEffective Minus 0.25%	50	4/20/16	1,871
Cardinal Health, Inc.	51	FedFundEffective Minus 0.25%	4	4/20/16	(137)
Cardinal Health, Inc.	130	FedFundEffective Minus 0.25%	11	4/20/16	(60)
CarMax, Inc.	586	FedFundEffective Minus 0.25%	42	4/20/16	4,612
CarMax, Inc.	138	FedFundEffective Minus 0.25%	9	4/20/16	24
CarMax, Inc.	58	FedFundEffective Minus 0.25%	4	4/20/16	(115)

28	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Carnival Corp.	639	FedFundEffective Minus 0.25%	$30	4/20/16	$(4,141)
Carnival Corp.	490	FedFundEffective Minus 0.25%	23	4/20/16	(3,175)
Carnival Corp.	112	FedFundEffective Minus 0.25%	6	4/20/16	(321)
Carnival Corp.	266	FedFundEffective Minus 0.25%	14	4/20/16	61
CBRE Group, Inc.	1,349	FedFundEffective Minus 0.25%	52	4/20/16	580
CBRE Group, Inc.	318	FedFundEffective Minus 0.25%	12	4/20/16	60
CBRE Group, Inc.	133	FedFundEffective Minus 0.25%	5	4/20/16	(100)
Celgene Corp.	354	FedFundEffective Minus 0.25%	47	4/20/16	687
Celgene Corp.	78	FedFundEffective Minus 0.25%	10	4/20/16	65
Cerner Corp.	168	FedFundEffective Minus 0.25%	12	4/20/16	46
Cerner Corp.	713	FedFundEffective Minus 0.25%	49	4/20/16	(2,344)
Cerner Corp.	75	FedFundEffective Minus 0.25%	5	4/20/16	(309)
CH Robinson Worldwide, Inc.	590	FedFundEffective Minus 0.25%	41	4/20/16	(154)
CH Robinson Worldwide, Inc.	112	FedFundEffective Minus 0.25%	8	4/20/16	(26)
Charter Communications, Inc.	310	FedFundEffective Minus 0.25%	55	4/20/16	(2,416)
Charter Communications, Inc.	73	FedFundEffective Minus 1.64%	14	4/20/16	104
Charter Communications, Inc.	28	FedFundEffective Minus 1.63%	5	4/20/16	(124)
Cheniere Energy, Inc.	580	FedFundEffective Minus 0.25%	44	4/20/16	3,983
Cheniere Energy, Inc.	135	FedFundEffective Minus 0.25%	9	4/20/16	(30)
Cheniere Energy, Inc.	48	FedFundEffective Minus 0.25%	3	4/20/16	(283)
Chipotle Mexican Grill, Inc.	70	FedFundEffective Minus 0.25%	47	4/20/16	(4,538)
Chipotle Mexican Grill, Inc.	17	FedFundEffective Minus 0.25%	13	4/20/16	(12)
Cincinnati Financial Corp.	769	FedFundEffective Minus 0.25%	41	4/20/16	(1,437)
Cincinnati Financial Corp.	76	FedFundEffective Minus 0.25%	4	4/20/16	(188)
Cincinnati Financial Corp.	182	FedFundEffective Minus 0.25%	10	4/20/16	22
CIT Group, Inc.	1,070	FedFundEffective Minus 0.25%	49	4/20/16	(1,245)

AB MARKET NEUTRAL STRATEGY – U.S. •	29

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
CIT Group, Inc.	97	FedFundEffective Minus 0.25%	$5	4/20/16	$(38)
CIT Group, Inc.	250	FedFundEffective Minus 0.25%	12	4/20/16	(106)
CME Group, Inc./IL	460	FedFundEffective Minus 0.25%	43	4/20/16	(1,374)
CME Group, Inc./IL	107	FedFundEffective Minus 0.25%	10	4/20/16	(44)
CME Group, Inc./IL	41	FedFundEffective Minus 0.25%	4	4/20/16	(28)
Coca-Cola Co. (The)	677	FedFundEffective Minus 0.25%	27	4/20/16	(635)
Coca-Cola Co. (The)	710	FedFundEffective Minus 0.25%	29	4/20/16	(666)
Coca-Cola Co. (The)	136	FedFundEffective Minus 0.25%	5	4/20/16	(149)
Coca-Cola Co. (The)	326	FedFundEffective Minus 0.25%	13	4/20/16	(105)
Coca-Cola Enterprises, Inc.	1,276	FedFundEffective Minus 0.25%	58	4/20/16	(7,774)
Coca-Cola Enterprises, Inc.	126	FedFundEffective Minus 0.25%	6	4/20/16	(815)
Coca-Cola Enterprises, Inc.	300	FedFundEffective Minus 0.25%	16	4/20/16	221
Colgate-Palmolive Co.	101	FedFundEffective Minus 0.25%	7	4/20/16	(167)
Colgate-Palmolive Co.	221	FedFundEffective Minus 0.25%	15	4/20/16	(41)
Colgate-Palmolive Co.	932	FedFundEffective Minus 0.25%	61	4/20/16	(2,290)
Costco Wholesale Corp.	38	FedFundEffective Minus 0.25%	5	4/20/16	(47)
Costco Wholesale Corp.	402	FedFundEffective Minus 0.25%	55	4/20/16	(3,098)
Costco Wholesale Corp.	94	FedFundEffective Minus 0.25%	14	4/20/16	(10)
CR Bard, Inc.	286	FedFundEffective Minus 0.25%	49	4/20/16	(7,362)
CR Bard, Inc.	31	FedFundEffective Minus 0.25%	6	4/20/16	(269)
CR Bard, Inc.	67	FedFundEffective Minus 0.25%	13	4/20/16	(90)
Danaher Corp.	777	FedFundEffective Minus 0.25%	67	4/20/16	(4,727)
Danaher Corp.	77	FedFundEffective Minus 0.25%	7	4/20/16	(317)
Danaher Corp.	183	FedFundEffective Minus 0.25%	17	4/20/16	50
DENTSPLY International, Inc.	699	FedFundEffective Minus 0.25%	37	4/20/16	(3,036)
DENTSPLY International, Inc.	164	FedFundEffective Minus 0.25%	9	4/20/16	(56)

30	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
DENTSPLY International, Inc.	66	FedFundEffective Minus 0.25%	$3	4/20/16	$(337)
Dominion Resources, Inc./VA	394	FedFundEffective Minus 0.25%	29	4/20/16	173
Dominion Resources, Inc./VA	169	FedFundEffective Minus 0.25%	12	4/20/16	5
Dominion Resources, Inc./VA	382	FedFundEffective Minus 0.25%	26	4/20/16	(1,059)
Ecolab, Inc.	362	FedFundEffective Minus 0.25%	42	4/20/16	337
Ecolab, Inc.	69	FedFundEffective Minus 0.25%	8	4/20/16	64
Ecolab, Inc.	42	FedFundEffective Minus 0.25%	5	4/20/16	(343)
Ecolab, Inc.	101	FedFundEffective Minus 0.25%	12	4/20/16	17
EMC Corp./MA	1,315	FedFundEffective Minus 0.25%	34	4/20/16	(1,004)
EMC Corp./MA	680	FedFundEffective Minus 0.25%	18	4/20/16	(519)
EMC Corp./MA	195	FedFundEffective Minus 0.25%	5	4/20/16	(237)
EMC Corp./MA	469	FedFundEffective Minus 0.25%	13	4/20/16	31
Equifax, Inc.	366	FedFundEffective Minus 0.25%	34	4/20/16	(3,126)
Equifax, Inc.	38	FedFundEffective Minus 0.25%	4	4/20/16	(115)
Equifax, Inc.	86	FedFundEffective Minus 0.25%	9	4/20/16	(23)
Estee Lauder Cos., Inc. (The)	220	FedFundEffective Minus 0.25%	19	4/20/16	(1,105)
Estee Lauder Cos., Inc. (The)	140	FedFundEffective Minus 0.25%	12	4/20/16	(703)
Estee Lauder Cos., Inc. (The)	200	FedFundEffective Minus 0.25%	17	4/20/16	(1,004)
Estee Lauder Cos., Inc. (The)	123	FedFundEffective Minus 0.25%	11	4/20/16	35
Eversource Energy	810	FedFundEffective Minus 0.25%	41	4/20/16	124
Eversource Energy	151	FedFundEffective Minus 0.25%	8	4/20/16	(49)
Expeditors International of Washington, Inc.	935	FedFundEffective Minus 0.25%	43	4/20/16	(912)
Expeditors International of Washington, Inc.	98	FedFundEffective Minus 0.25%	4	4/20/16	(276)

AB MARKET NEUTRAL STRATEGY – U.S. •	31

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Expeditors International of Washington, Inc.	221	FedFundEffective Minus 0.25%	$10	4/20/16	$19
Fidelity National Information Services, Inc.	863	FedFundEffective Minus 0.25%	54	4/20/16	(2,753)
Fidelity National Information Services, Inc.	189	FedFundEffective Minus 0.25%	12	4/20/16	(61)
FleetCor Technologies, Inc.	285	FedFundEffective Minus 0.25%	45	4/20/16	1,068
FleetCor Technologies, Inc.	67	FedFundEffective Minus 0.25%	10	4/20/16	25
FleetCor Technologies, Inc.	27	FedFundEffective Minus 0.25%	4	4/20/16	(129)
Gartner, Inc.	580	FedFundEffective Minus 0.25%	49	4/20/16	(2,584)
Gartner, Inc.	130	FedFundEffective Minus 0.25%	12	4/20/16	35
General Mills, Inc.	733	FedFundEffective Minus 0.25%	41	4/20/16	(1,543)
General Mills, Inc.	172	FedFundEffective Minus 0.25%	10	4/20/16	(66)
General Mills, Inc.	72	FedFundEffective Minus 0.25%	4	4/20/16	(144)
Google, Inc. – Class A	69	FedFundEffective Minus 0.25%	37	4/20/16	(8,263)
Google, Inc. – Class A	17	FedFundEffective Minus 0.25%	11	4/20/16	67
Google, Inc. – Class A	9	FedFundEffective Minus 0.25%	6	4/20/16	65
Henry Schein, Inc.	387	FedFundEffective Minus 0.25%	54	4/20/16	(3,086)
Henry Schein, Inc.	92	FedFundEffective Minus 0.25%	14	4/20/16	(41)
Henry Schein, Inc.	38	FedFundEffective Minus 0.25%	6	4/20/16	(51)
Hess Corp.	690	FedFundEffective Minus 0.25%	49	4/20/16	8,249
Hess Corp.	59	FedFundEffective Minus 0.25%	3	4/20/16	(55)
Hess Corp.	161	FedFundEffective Minus 0.25%	10	4/20/16	101
Honeywell International, Inc.	592	FedFundEffective Minus 0.25%	61	4/20/16	(992)
Honeywell International, Inc.	57	FedFundEffective Minus 0.25%	6	4/20/16	(202)
Honeywell International, Inc.	140	FedFundEffective Minus 0.25%	15	4/20/16	(15)

32	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
IHS, Inc.	440	FedFundEffective Minus 0.25%	$55	4/20/16	$(60)
IHS, Inc.	104	FedFundEffective Minus 0.25%	13	4/20/16	23
Intercontinental Exchange, Inc.	153	FedFundEffective Minus 0.25%	35	4/20/16	172
Intercontinental Exchange, Inc.	70	FedFundEffective Minus 0.25%	16	4/20/16	79
Intercontinental Exchange, Inc.	22	FedFundEffective Minus 0.25%	5	4/20/16	(52)
Intercontinental Exchange, Inc.	52	FedFundEffective Minus 0.25%	12	4/20/16	(44)
JB Hunt Transport Services, Inc.	522	FedFundEffective Minus 0.25%	43	4/20/16	(1,124)
JB Hunt Transport Services, Inc.	124	FedFundEffective Minus 0.25%	10	4/20/16	46
JB Hunt Transport Services, Inc.	55	FedFundEffective Minus 0.25%	5	4/20/16	(120)
JM Smucker Co. (The)	375	FedFundEffective Minus 0.25%	44	4/20/16	2,204
JM Smucker Co. (The)	88	FedFundEffective Minus 0.25%	10	4/20/16	(78)
JM Smucker Co. (The)	36	FedFundEffective Minus 0.25%	4	4/20/16	(259)
Kraft Heinz Co. (The)	1,026	FedFundEffective Minus 0.25%	81	4/20/16	(570)
L Brands, Inc.	144	FedFundEffective Minus 0.25%	12	4/20/16	108
L Brands, Inc.	662	FedFundEffective Minus 0.25%	54	4/20/16	105
Lennar Corp.	229	FedFundEffective Minus 0.25%	12	4/20/16	(42)
Lennar Corp.	968	FedFundEffective Minus 0.25%	49	4/20/16	(2,191)
Lennar Corp.	102	FedFundEffective Minus 0.25%	5	4/20/16	(260)
Leucadia National Corp.	1,530	FedFundEffective Minus 0.25%	37	4/20/16	506
Leucadia National Corp.	497	FedFundEffective Minus 0.25%	12	4/20/16	360
Leucadia National Corp.	213	FedFundEffective Minus 0.25%	5	4/20/16	(57)
Leucadia National Corp.	481	FedFundEffective Minus 0.25%	11	4/20/16	48
Level 3 Communications, Inc.	938	FedFundEffective Minus 0.25%	48	4/20/16	408
Level 3 Communications, Inc.	104	FedFundEffective Minus 0.25%	5	4/20/16	201
Level 3 Communications, Inc.	223	FedFundEffective Minus 0.25%	11	4/20/16	(1)
Linear Technology Corp.	1,330	FedFundEffective Minus 0.25%	61	4/20/16	6,263

AB MARKET NEUTRAL STRATEGY – U.S. •	33

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Linear Technology Corp.	311	FedFundEffective Minus 0.25%	$13		4/20/16	$(164)
Linear Technology Corp.	119	FedFundEffective Minus 0.25%	5		4/20/16	(132)
Lowe’s Cos., Inc.	736	FedFundEffective Minus 0.25%	49		4/20/16	(2,130)
Lowe’s Cos., Inc.	367	FedFundEffective Minus 0.25%	26		4/20/16	37
Lowe’s Cos., Inc.	77	FedFundEffective Minus 0.25%	5		4/20/16	(182)
Marathon Oil Corp.	1,510	FedFundEffective Minus 0.25%	43		4/20/16	10,867
Marathon Oil Corp.	355	FedFundEffective Minus 0.25%	8		4/20/16	59
Marathon Oil Corp.	145	FedFundEffective Minus 0.25%	3		4/20/16	(5)
Marriott International, Inc./MD	649	FedFundEffective Minus 0.25%	48		4/20/16	1,016
Marriott International, Inc./MD	155	FedFundEffective Minus 0.25%	11		4/20/16	80
Marriott International, Inc./MD	72	FedFundEffective Minus 0.25%	5		4/20/16	98
McDonald’s Corp.	1	FedFundEffective Minus 0.25%	– 0	–*	4/20/16	(4)
Mondelez International, Inc.	474	FedFundEffective Minus 0.25%	18		4/20/16	(3,651)
Mondelez International, Inc.	350	FedFundEffective Minus 0.25%	13		4/20/16	(2,696)
Mondelez International, Inc.	440	FedFundEffective Minus 0.25%	17		4/20/16	(3,389)
Mondelez International, Inc.	410	FedFundEffective Minus 0.25%	15		4/20/16	(3,158)
Mondelez International, Inc.	163	FedFundEffective Minus 0.25%	7		4/20/16	(623)
Mondelez International, Inc.	394	FedFundEffective Minus 0.25%	18		4/20/16	(99)
Monsanto Co.	388	FedFundEffective Minus 0.25%	46		4/20/16	6,624
Monsanto Co.	100	FedFundEffective Minus 0.25%	12		4/20/16	1,707
Monsanto Co.	115	FedFundEffective Minus 0.25%	12		4/20/16	32
Monsanto Co.	49	FedFundEffective Minus 0.25%	5		4/20/16	3
Motorola Solutions, Inc.	602	FedFundEffective Minus 0.25%	37		4/20/16	836

34	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Motorola Solutions, Inc.	58	FedFundEffective Minus 0.25%	$3	4/20/16	$(77)
Motorola Solutions, Inc.	142	FedFundEffective Minus 0.25%	9	4/20/16	(56)
NextEra Energy, Inc.	518	FedFundEffective Minus 0.25%	54	4/20/16	(841)
NextEra Energy, Inc.	52	FedFundEffective Minus 0.25%	5	4/20/16	(137)
NextEra Energy, Inc.	122	FedFundEffective Minus 0.25%	13	4/20/16	(46)
Norfolk Southern Corp.	454	FedFundEffective Minus 0.25%	46	4/20/16	7,237
Norfolk Southern Corp.	107	FedFundEffective Minus 0.25%	9	4/20/16	30
Norfolk Southern Corp.	44	FedFundEffective Minus 0.25%	4	4/20/16	(66)
Northern Trust Corp.	255	FedFundEffective Minus 0.25%	18	4/20/16	(1,435)
Northern Trust Corp.	350	FedFundEffective Minus 0.25%	25	4/20/16	(1,970)
Northern Trust Corp.	293	FedFundEffective Minus 0.25%	21	4/20/16	(1,649)
Northern Trust Corp.	212	FedFundEffective Minus 0.25%	16	4/20/16	(8)
Northern Trust Corp.	88	FedFundEffective Minus 0.25%	7	4/20/16	(65)
Pfizer, Inc.	1,564	FedFundEffective Minus 0.25%	55	4/20/16	(1,673)
Pfizer, Inc.	368	FedFundEffective Minus 0.25%	13	4/20/16	53
Pfizer, Inc.	152	FedFundEffective Minus 0.25%	5	4/20/16	(342)
PG&E Corp.	1,160	FedFundEffective Minus 0.25%	60	4/20/16	(1,096)
PG&E Corp.	25	FedFundEffective Minus 0.25%	1	4/20/16	(24)
PG&E Corp.	279	FedFundEffective Minus 0.25%	15	4/20/16	29
PG&E Corp.	117	FedFundEffective Minus 0.25%	6	4/20/16	(173)
PPG Industries, Inc.	478	FedFundEffective Minus 0.25%	54	4/20/16	2,368
PPG Industries, Inc.	112	FedFundEffective Minus 0.25%	12	4/20/16	8
PPG Industries, Inc.	48	FedFundEffective Minus 0.25%	5	4/20/16	(299)
Praxair, Inc.	295	FedFundEffective Minus 0.25%	36	4/20/16	2,037
Praxair, Inc.	100	FedFundEffective Minus 0.25%	12	4/20/16	690
Praxair, Inc.	118	FedFundEffective Minus 0.25%	13	4/20/16	(35)
Praxair, Inc.	39	FedFundEffective Minus 0.25%	4	4/20/16	(104)

AB MARKET NEUTRAL STRATEGY – U.S. •	35

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Praxair, Inc.	106	FedFundEffective Minus 0.25%	$12	4/20/16	$(265)
Priceline Group, Inc. (The)	40	FedFundEffective Minus 0.25%	47	4/20/16	(2,463)
Priceline Group, Inc. (The)	27	FedFundEffective Minus 0.25%	34	4/20/16	194
Principal Financial Group, Inc.	824	FedFundEffective Minus 0.25%	44	4/20/16	(2,393)
Principal Financial Group, Inc.	76	FedFundEffective Minus 0.25%	4	4/20/16	(156)
Principal Financial Group, Inc.	193	FedFundEffective Minus 0.25%	11	4/20/16	(84)
Progressive Corp. (The)	1,871	FedFundEffective Minus 0.25%	51	4/20/16	(6,207)
Progressive Corp. (The)	440	FedFundEffective Minus 0.25%	13	4/20/16	28
Progressive Corp. (The)	182	FedFundEffective Minus 0.25%	6	4/20/16	(9)
QUALCOMM, Inc.	780	FedFundEffective Minus 0.25%	53	4/20/16	2,855
QUALCOMM, Inc.	182	FedFundEffective Minus 0.25%	12	4/20/16	(14)
Quest Diagnostics, Inc.	161	FedFundEffective Minus 0.25%	12	4/20/16	34
Quest Diagnostics, Inc.	679	FedFundEffective Minus 0.25%	49	4/20/16	(1,453)
Quest Diagnostics, Inc.	71	FedFundEffective Minus 0.25%	5	4/20/16	(116)
Raymond James Financial, Inc.	721	FedFundEffective Minus 0.25%	43	4/20/16	204
Raymond James Financial, Inc.	171	FedFundEffective Minus 0.25%	10	4/20/16	55
Raymond James Financial, Inc.	76	FedFundEffective Minus 0.25%	4	4/20/16	(75)
Realogy Holdings Corp.	1,073	FedFundEffective Minus 0.25%	50	4/20/16	1,113
Realogy Holdings Corp.	253	FedFundEffective Minus 0.25%	12	4/20/16	237
Realogy Holdings Corp.	105	FedFundEffective Minus 0.25%	5	4/20/16	302
Republic Services, Inc.	985	FedFundEffective Minus 0.25%	40	4/20/16	(2,404)
Republic Services, Inc.	232	FedFundEffective Minus 0.25%	10	4/20/16	(3)
Republic Services, Inc.	96	FedFundEffective Minus 0.25%	4	4/20/16	(119)
Robert Half International, Inc.	769	FedFundEffective Minus 0.25%	42	4/20/16	(35)
Robert Half International, Inc.	183	FedFundEffective Minus 0.25%	10	4/20/16	(13)
Robert Half International, Inc.	85	FedFundEffective Minus 0.25%	4	4/20/16	(208)

36	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Roper Technologies, Inc.	294	FedFundEffective Minus 0.25%	$50	4/20/16	$1,092
Roper Technologies, Inc.	29	FedFundEffective Minus 0.25%	5	4/20/16	(100)
Roper Technologies, Inc.	69	FedFundEffective Minus 0.25%	12	4/20/16	(32)
Ross Stores, Inc.	1,111	FedFundEffective Minus 0.25%	55	4/20/16	(3,658)
Ross Stores, Inc.	260	FedFundEffective Minus 0.25%	14	4/20/16	(68)
Ross Stores, Inc.	103	FedFundEffective Minus 0.25%	5	4/20/16	(79)
Royal Caribbean Cruises Ltd.	657	FedFundEffective Minus 0.25%	54	4/20/16	(4,797)
Royal Caribbean Cruises Ltd.	143	FedFundEffective Minus 0.25%	13	4/20/16	(126)
SBA Communications Corp.	404	FedFundEffective Minus 0.25%	48	4/20/16	(474)
SBA Communications Corp.	95	FedFundEffective Minus 0.25%	11	4/20/16	(76)
SBA Communications Corp.	40	FedFundEffective Minus 0.25%	5	4/20/16	(152)
Schlumberger Ltd.	564	FedFundEffective Minus 0.25%	52	4/20/16	4,952
Schlumberger Ltd.	132	FedFundEffective Minus 0.25%	11	4/20/16	3
Schlumberger Ltd.	55	FedFundEffective Minus 0.25%	5	4/20/16	(53)
Sempra Energy	460	FedFundEffective Minus 0.25%	50	4/20/16	2,438
Sempra Energy	39	FedFundEffective Minus 0.25%	4	4/20/16	(64)
Sempra Energy	107	FedFundEffective Minus 0.25%	11	4/20/16	13
Sirius XM Holdings, Inc.	13,710	FedFundEffective Minus 0.25%	54	4/20/16	(153)
Sirius XM Holdings, Inc.	3,043	FedFundEffective Minus 0.25%	12	4/20/16	(4)
Southern Copper Corp.	1,530	FedFundEffective Minus 1.13%	50	4/20/16	7,265
Southern Copper Corp.	643	FedFundEffective Minus 1.13%	17	4/20/16	(926)
Southern Copper Corp.	506	FedFundEffective Minus 1.13%	14	4/20/16	4
Southern Copper Corp.	138	FedFundEffective Minus 1.13%	4	4/20/16	(158)
Spectra Energy Corp.	992	FedFundEffective Minus 0.25%	38	4/20/16	7,670

AB MARKET NEUTRAL STRATEGY – U.S. •	37

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Spectra Energy Corp.	233	FedFundEffective Minus 0.25%	$7	4/20/16	$7
Spectra Energy Corp.	97	FedFundEffective Minus 0.25%	3	4/20/16	(118)
Stanley Black & Decker, Inc.	210	FedFundEffective Minus 0.25%	20	4/20/16	(1,883)
Stanley Black & Decker, Inc.	205	FedFundEffective Minus 0.25%	20	4/20/16	(1,838)
Stanley Black & Decker, Inc.	79	FedFundEffective Minus 0.25%	8	4/20/16	(34)
State Street Corp.	719	FedFundEffective Minus 0.25%	56	4/20/16	1,138
State Street Corp.	168	FedFundEffective Minus 0.25%	13	4/20/16	49
State Street Corp.	67	FedFundEffective Minus 0.25%	5	4/20/16	(189)
SunTrust Banks, Inc.	502	FedFundEffective Minus 0.25%	21	4/20/16	(1,140)
SunTrust Banks, Inc.	600	FedFundEffective Minus 0.25%	25	4/20/16	(1,363)
SunTrust Banks, Inc.	210	FedFundEffective Minus 0.25%	9	4/20/16	(477)
SunTrust Banks, Inc.	309	FedFundEffective Minus 0.25%	14	4/20/16	30
SunTrust Banks, Inc.	128	FedFundEffective Minus 0.25%	6	4/20/16	(72)
T. Rowe Price Group, Inc.	747	FedFundEffective Minus 0.25%	62	4/20/16	3,920
T. Rowe Price Group, Inc.	177	FedFundEffective Minus 0.25%	14	4/20/16	46
T. Rowe Price Group, Inc.	74	FedFundEffective Minus 0.25%	6	4/20/16	(116)
TE Connectivity Ltd.	710	FedFundEffective Minus 0.25%	49	4/20/16	5,639
TE Connectivity Ltd.	71	FedFundEffective Minus 0.25%	4	4/20/16	(35)
TE Connectivity Ltd.	227	FedFundEffective Minus 0.25%	14	4/20/16	(202)
TE Connectivity Ltd.	220	FedFundEffective Minus 0.25%	13	4/20/16	55
Thermo Fisher Scientific, Inc.	231	FedFundEffective Minus 0.25%	31	4/20/16	(1,400)
Thermo Fisher Scientific, Inc.	100	FedFundEffective Minus 0.25%	13	4/20/16	(606)
Thermo Fisher Scientific, Inc.	55	FedFundEffective Minus 0.25%	7	4/20/16	(333)
Thermo Fisher Scientific, Inc.	90	FedFundEffective Minus 0.25%	13	4/20/16	20
Thermo Fisher Scientific, Inc.	38	FedFundEffective Minus 0.25%	5	4/20/16	(101)
Tractor Supply Co.	540	FedFundEffective Minus 0.25%	47	4/20/16	(3,379)
Tractor Supply Co.	129	FedFundEffective Minus 0.25%	12	4/20/16	17

38	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Twenty-First Century Fox, Inc.	351	FedFundEffective Minus 0.25%	$12	4/20/16	$(13)
Twenty-First Century Fox, Inc.	1,500	FedFundEffective Minus 0.25%	49	4/20/16	(2,620)
Twenty-First Century Fox, Inc.	138	FedFundEffective Minus 0.25%	5	4/20/16	(115)
Under Armour, Inc.	419	FedFundEffective Minus 0.25%	35	4/20/16	(6,350)
Under Armour, Inc.	160	FedFundEffective Minus 0.25%	13	4/20/16	(2,425)
Under Armour, Inc.	75	FedFundEffective Minus 0.25%	7	4/20/16	(315)
United Continental Holdings, Inc.	810	FedFundEffective Minus 0.25%	49	4/20/16	3,712
United Continental Holdings, Inc.	186	FedFundEffective Minus 0.25%	11	4/20/16	51
Universal Health Services, Inc.	442	FedFundEffective Minus 0.25%	54	4/20/16	(10,718)
Universal Health Services, Inc.	20	FedFundEffective Minus 0.25%	2	4/20/16	(485)
Universal Health Services, Inc.	45	FedFundEffective Minus 0.25%	6	4/20/16	(227)
Universal Health Services, Inc.	108	FedFundEffective Minus 0.25%	16	4/20/16	164
Unum Group	1,580	FedFundEffective Minus 0.25%	54	4/20/16	(3,120)
Unum Group	362	FedFundEffective Minus 0.25%	13	4/20/16	(42)
US Bancorp	1,151	FedFundEffective Minus 0.25%	50	4/20/16	(2,283)
US Bancorp	271	FedFundEffective Minus 0.25%	12	4/20/16	(59)
US Bancorp	112	FedFundEffective Minus 0.25%	5	4/20/16	(63)
VeriSign, Inc.	185	FedFundEffective Minus 0.25%	13	4/20/16	99
VeriSign, Inc.	781	FedFundEffective Minus 0.25%	49	4/20/16	(6,565)
VeriSign, Inc.	83	FedFundEffective Minus 0.25%	6	4/20/16	(272)
Verizon Communications, Inc.	600	FedFundEffective Minus 0.25%	30	4/20/16	1,281
Verizon Communications, Inc.	360	FedFundEffective Minus 0.25%	18	4/20/16	769
Verizon Communications, Inc.	213	FedFundEffective Minus 0.25%	10	4/20/16	(65)
VF Corp.	690	FedFundEffective Minus 0.25%	49	4/20/16	(4,142)

AB MARKET NEUTRAL STRATEGY – U.S. •	39

Portfolio of Investments

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
VF Corp.	65	FedFundEffective Minus 0.25%	$5	4/20/16	$(241)
VF Corp.	162	FedFundEffective Minus 0.25%	12	4/20/16	(39)
Walgreens Boots Alliance, Inc.	650	FedFundEffective Minus 0.25%	56	4/20/16	(6,802)
Walgreens Boots Alliance, Inc.	152	FedFundEffective Minus 0.25%	15	4/20/16	(37)
Walgreens Boots Alliance, Inc.	60	FedFundEffective Minus 0.25%	6	4/20/16	(132)
Western Digital Corp.	519	FedFundEffective Minus 0.25%	49	4/20/16	4,594
Western Digital Corp.	122	FedFundEffective Minus 0.25%	10	4/20/16	(80)
Western Digital Corp.	48	FedFundEffective Minus 0.25%	4	4/20/16	(460)
Whirlpool Corp.	22	FedFundEffective Minus 0.25%	4	4/20/16	(86)
Whirlpool Corp.	226	FedFundEffective Minus 0.25%	43	4/20/16	2,574
Whirlpool Corp.	208	FedFundEffective Minus 0.25%	37	4/20/16	67
Yahoo!, Inc.	149	FedFundEffective Minus 0.25%	6	4/20/16	180
Yahoo!, Inc.	335	FedFundEffective Minus 0.25%	12	4/20/16	153
Yahoo!, Inc.	1,414	FedFundEffective Minus 0.25%	56	4/20/16	3,673
Yum! Brands, Inc.	624	FedFundEffective Minus 0.25%	54	4/20/16	(1,190)
Yum! Brands, Inc.	299	FedFundEffective Minus 0.25%	26	4/20/16	170

					$13,371

*	Notional amount less than $500.

(a)	Non-income producing security.

(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

Glossary:

FedFundEffective – Federal Funds Effective Rate

LIBOR – London Interbank Offered Rates

See notes to financial statements.

40	• AB MARKET NEUTRAL STRATEGY – U.S.

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

July 31, 2015

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,251,391)	$2,242,417
Affiliated issuers (cost $1,861,707)	1,861,707
Cash	12,201
Unrealized appreciation on total return swaps	404,756
Receivable due from Adviser	97,219
Receivable for capital stock sold	40,779
Receivable for terminated total return swaps	4,173
Dividends receivable	76

Total assets	4,663,328

Liabilities
Unrealized depreciation on total return swaps	391,385
Cash collateral due to broker	100,000
Audit and tax fee payable	85,539
Custody fee payable	35,247
Payable for terminated total return swaps	21,068
Transfer Agent fee payable	2,904
Distribution fee payable	239
Accrued expenses	66,332

Total liabilities	702,714

Net Assets	$3,960,614

Composition of Net Assets
Capital stock, at par	$41
Additional paid-in capital	4,031,400
Undistributed net investment income	16,426
Accumulated net realized loss on investment transactions	(91,650)
Net unrealized appreciation on investments	4,397

$3,960,614

Net Asset Value Per Share—21,000,000,000 shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$1,422,585	148,125	$9.60	*

C	$130,118	13,954	$9.32

Advisor	$364,096	37,399	$9.74

R	$9,446	1,000.20	$9.44

K	$160,627	16,828	$9.55

I	$1,873,742	195,000	$9.61

*	The maximum offering price per share for Class A shares was $10.03 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MARKET NEUTRAL STRATEGY – U.S. •	41

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended July 31, 2015

Investment Income
Dividends
Affiliated issuers	$1,168
Unaffiliated issuers	438
Interest	265	$1,871

Expenses
Advisory fee (see Note B)	40,937
Distribution fee—Class A	1,081
Distribution fee—Class C	1,356
Distribution fee—Class R	48
Distribution fee—Class K	370
Transfer agency—Class A	6,277
Transfer agency—Class C	2,515
Transfer agency—Advisor Class	11,499
Transfer agency—Class R	6
Transfer agency—Class K	227
Transfer agency—Class I	384
Custodian	232,741
Audit and tax	88,404
Registration fees	76,044
Administrative	57,444
Legal	38,645
Printing	28,928
Directors’ fees	15,068
Miscellaneous	35,482

Total expenses	637,456
Less: expenses waived and reimbursed by the Adviser (see Note B)	(593,561)

Net expenses		43,895

Net investment loss		(42,024)

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions		(7,666)
Futures		10,817
Options written		11,860
Swaps		95,143
Net change in unrealized appreciation/depreciation of:
Investments		(8,974)
Swaps		(78,426)

Net gain on investment transactions		22,754

Contributions from Affiliates (see Note B)		38

Net Decrease in Net Assets from Operations		$(19,232)

See notes to financial statements.

42	• AB MARKET NEUTRAL STRATEGY – U.S.

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31, 2015		Year Ended July 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(42,024)		$(105,499)
Net realized gain on investment transactions	110,154		228,565
Net change in unrealized appreciation/depreciation of investments	(87,400)		(156,645)
Contributions from Affiliates (see Note B)	38		– 0	–

Net decrease in net assets from operations	(19,232)		(33,579)
Dividends and Distributions to Shareholders from
Net investment income
Class A	– 0	–	(3,681)
Advisor Class	– 0	–	(10,424)
Class R	– 0	–	(100)
Class K	– 0	–	(1,395)
Class I	– 0	–	(29,406)
Net realized gain on investment transactions
Class A	– 0	–	(15,329)
Class C	– 0	–	(3,274)
Advisor Class	– 0	–	(24,526)
Class R	– 0	–	(177)
Class K	– 0	–	(2,129)
Class I	– 0	–	(34,593)
Tax return of capital
Class R	(22)		– 0	–
Class K	(463)		– 0	–
Class I	(9,516)		– 0	–
Capital Stock Transactions
Net increase (decrease)	188,005		(789,377)

Total increase (decrease)	158,772		(947,990)
Net Assets
Beginning of period	3,801,842		4,749,832

End of period (including undistributed net investment income of $16,426 and distributions in excess of net investment income of ($20,048), respectively)	$3,960,614		$3,801,842

See notes to financial statements.

AB MARKET NEUTRAL STRATEGY – U.S. •	43

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 26 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Portfolio), AB Select US Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio, AB All Market Income Portfolio, AB All Market Alternative Return Portfolio and AB Concentrated International Growth Fund (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select US Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 18, 2014. AB All Market Alternative Return Portfolio commenced operations on March 9, 2015. AB Concentrated International Growth Fund commenced operations on April 15, 2015. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Market Neutral Strategy—U.S. (the “Strategy”). Prior to January 20, 2015, the Strategy was known as AllianceBernstein Market Neutral Strategy—U.S. The Strategy has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class B shares are not currently offered. As of July 31, 2015, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class R and Class I shares of AB Market Neutral Strategy—U.S. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales

44	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Strategy is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Strategy.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation

AB MARKET NEUTRAL STRATEGY – U.S. •	45

Notes to Financial Statements

Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Strategy may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Strategy values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Strategy may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

46	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$92,638		$	– 0	–	$	– 0	–	$92,638
Short-Term Investments:
Investment Companies	1,861,707			– 0	–		– 0	–	1,861,707
U.S. Treasury Bills	– 0	–		2,149,779			– 0	–	2,149,779

Total Investments in Securities	1,954,345			2,149,779			– 0	–	4,104,124
Other Financial Instruments**:
Assets:
Total Return Swaps	– 0	–		404,756			– 0	–	404,756
Liabilities:
Total Return Swaps	– 0	–		(391,385)			– 0	–	(391,385)

Total^	$1,954,345			$2,163,150		$	– 0	–	$4,117,495

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between any levels during the reporting period.

AB MARKET NEUTRAL STRATEGY – U.S. •	47

Notes to Financial Statements

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

48	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Strategy’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Strategy’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Strategy may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Strategy’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Strategy’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Strategy is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Strategy amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Strategy are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Strategy represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

AB MARKET NEUTRAL STRATEGY – U.S. •	49

Notes to Financial Statements

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Strategy pays the Adviser an advisory fee at an annual rate of 1.25% of the Strategy’s average daily net assets. The fee is accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses, excluding expenses associated with securities sold short, on an annual basis (the “Expense Caps”) to 1.50%, 2.25%, 1.25%, 1.75%, 1.50% and 1.25%, of average daily net assets for Class A, Class C, Advisor Class, Class R, Class K and Class I shares, respectively. Prior to October 31, 2014, the Expense Cap for Class A shares was 1.55% of average daily net assets. The Expense Caps will remain in effect until November 1, 2015 and will be automatically extended for one year periods thereafter unless terminated by the Adviser upon 60 days’ notice prior to that date. For the year ended July 31, 2015, such reimbursement amounted to $536,117.

Pursuant to the investment advisory agreement, the Strategy may reimburse the Adviser for certain legal and accounting services provided to each Strategy by the Adviser. For the year ended July 31, 2015, such fees amounted to $57,444. Such fees were voluntarily waived by the Adviser.

The Strategy compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Strategy. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $18,059 for the year ended July 31, 2015.

During the year ended July 31, 2015, the Adviser reimbursed the Strategy $38 for trading losses incurred due to a trade entry error.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Strategy’s shares. The Distributor has advised the Strategy that it has retained front-end sales charges of $86 from the sale of Class A shares and received $0 and $0 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended July 31, 2015.

50	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

The Strategy may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Strategy’s transactions in shares of the Government STIF Portfolio for the year ended July 31, 2015 is as follows:

Market Value July 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2015 (000)	Dividend Income (000)
$ 2,040	$6,893	$7,071	$1,862	$1

Brokerage commissions paid on investment transactions for the year ended July 31, 2015 amounted to $496, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Strategy has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Strategy pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Strategy’s average daily net assets attributable to Class A shares, 1% of the Strategy’s average daily net assets attributable to Class C shares, .50% of the Strategy’s average daily net assets attributable to Class R shares and .25% of the Strategy’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. Prior to November 1, 2014, the Strategy paid distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Strategy’s average daily net assets attributable to Class A shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Strategy’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Strategy in the amounts of $15,771, $509 and $3,117 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Strategy in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Strategy’s shares.

AB MARKET NEUTRAL STRATEGY – U.S. •	51

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2015 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$198,169		$86,994
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding foreign currency and swap transactions) are as follows:

Cost		$4,113,098

Gross unrealized appreciation	$	– 0	–
Gross unrealized depreciation		(8,974)

Net unrealized depreciation		$(8,974)

1. Derivative Financial Instruments

The Strategy may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Strategy, as well as the methods in which they may be used are:

•	Option Transactions

For hedging and investment purposes, the Strategy may purchase and write (sell) put and call options on U.S. and foreign securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Strategy may also use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Strategy pays a premium whether or not the option is exercised. Additionally, the Strategy bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

52	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

When the Strategy writes an option, the premium received by the Strategy is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Strategy on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Strategy has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Strategy. In writing an option, the Strategy bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Strategy could result in the Strategy selling or buying a security or currency at a price different from the current market value.

During the year ended July 31, 2015, the Strategy held written options for hedging and non-hedging purposes.

For the year ended July 31, 2015, the Strategy had the following transactions in written options:

	Number of Contracts		Premiums Received
Options written outstanding as of 07/31/14	– 0	–	$	– 0	–
Options written	285			15,750
Options assigned	(20)			(1,897)
Options expired	(232)			(11,604)
Options bought back	(33)			(2,249)
Options exercised	– 0	–		– 0	–

Options written outstanding as of 07/31/15	– 0	–	$	– 0	–

•	Futures

The Strategy may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Strategy bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Strategy may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Strategy enters into futures, the Strategy deposits and maintains as collateral an initial margin with the broker, as required by the

AB MARKET NEUTRAL STRATEGY – U.S. •	53

Notes to Financial Statements

exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Strategy agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Strategy as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Strategy records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

During the year ended July 31, 2015, the Strategy held futures for hedging and non-hedging purposes.

•	Swaps

The Strategy may enter into swaps to hedge its exposure to interest rates, credit risk, equity markets and currencies. The Strategy may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Strategy in accordance with the terms of the respective swaps to provide value and recourse to the Strategy or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Strategy, and/or the termination value at the end of the contract. Therefore, the Strategy considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Strategy and the counterparty and by the posting of collateral by the counterparty to the Strategy to cover the Strategy’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Strategy accrues for the interim payments on swaps on a daily basis, if any, with the net amount recorded within

54	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Total Return Swaps:

The Strategy may enter into total return swaps in order take a “long” or “short” position with respect to an underlying referenced asset. The Strategy is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Strategy will receive a payment from or make a payment to the counterparty.

During the year ended July 31, 2015, the Strategy held total return swaps for hedging and non-hedging purposes.

The Strategy typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Strategy typically may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Strategy and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Strategy’s net liability, held by the defaulting party, may be delayed or denied.

AB MARKET NEUTRAL STRATEGY – U.S. •	55

Notes to Financial Statements

The Strategy’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Strategy decline below specific levels (“net asset contingent features”). If these levels are triggered, the Strategy’s counterparty has the right to terminate such transaction and require the Strategy to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

At July 31, 2015, the Strategy had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on total return swaps	$404,756	Unrealized depreciation on total return swaps	$391,385

Total		$404,756		$391,385

The effect of derivative instruments on the statement of operations for the year ended July 31, 2015:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation/depreciation of futures	$10,817	$	– 0	–

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation/depreciation of options written	11,860		– 0	–

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	95,143		(78,426)

Total		$117,820		$(78,426)

56	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

The following table represents the average monthly volume of the Strategy’s derivative transactions during the year ended July 31, 2015:

Futures:
Average original value of buy contracts	$473,562	(a)
Average original value of sale contracts	$506,252	(a)
Total Return Swaps:
Average notional amount	$14,609,513

(a)	Positions were open for one month during the year.

For financial reporting purposes, the Strategy does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following table presents the Strategy’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/ pledged by the Strategy as of July 31, 2015:

Counterparty	Derivative Assets Subject to a MA	Derivative Available for Offset	Cash Collateral Received*			Security Collateral Received			Net Amount of Derivatives Assets
OTC Derivatives:
Credit Suisse Securities (Europe) Limited	$148	$(148)	$	– 0	–	$	– 0 –		$	– 0	–
Morgan Stanley Capital Services	404,608	(389,165)		(15,443)			– 0 –			– 0	–

Total	$404,756	$(389,313)		$(15,443)		$	– 0 –		$	– 0	–^

Counterparty	Derivative Liabilities Subject to a MA	Derivative Available for Offset	Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Credit Suisse Securities (Europe) Limited	$2,220	$(148)	$	– 0	–	$	– 0	–		$2,072
Morgan Stanley Capital Services	389,165	(389,165)		– 0	–		– 0	–		– 0	–

Total	$391,385	$(389,313)	$	– 0	–	$	– 0	–		$2,072	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB MARKET NEUTRAL STRATEGY – U.S. •	57

Notes to Financial Statements

2. Currency Transactions

The Strategy may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Strategy may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Strategy may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Strategy and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Strategy may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

With respect to share classes currently offered, the Company has allocated 18,000,000,000 of authorized shares to the Strategy of which 3,000,000,000 is allocated to each of Class A, Class C, Advisor Class, Class R, Class K, and Class I shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Year Ended July 31, 2015		Year Ended July 31, 2014	Year Ended July 31, 2015		Year Ended July 31, 2014

Class A
Shares sold	123,005		114,832	$1,198,883		$1,151,604

Shares issued in reinvestment of dividends and distributions	– 0	–	1,770	– 0	–	17,610

Shares redeemed	(37,170)		(142,711)	(359,271)		(1,448,076)

Net increase (decrease)	85,835		(26,109)	$839,612		$(278,862)

Class C
Shares sold	6,213		4,796	$59,800		$47,223

Shares issued in reinvestment of distributions	– 0	–	285	– 0	–	2,787

Shares redeemed	(9,253)		(26,573)	(86,923)		(260,754)

Net decrease	(3,040)		(21,492)	$(27,123)		$(210,744)

58	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

	Shares			Amount
	Year Ended July 31, 2015		Year Ended July 31, 2014	Year Ended July 31, 2015		Year Ended July 31, 2014

Advisor Class
Shares sold	2,278		9,132	$22,650		$92,695

Shares issued in reinvestment of dividends and distributions	– 0	–	2,222	– 0	–	22,307

Shares redeemed	(68,415)		(44,348)	(676,522)		(444,319)

Net decrease	(66,137)		(32,994)	$(653,872)		$(329,317)

Class K
Shares sold	2,978		2,720	$29,149		$27,166

Shares issued in reinvestment of dividends and distributions	44		325	431		3,229

Shares redeemed	(20)		(86)	(192)		(849)

Net increase	3,002		2,959	$29,388		$29,546

There were no transactions in capital shares for Class R and Class I for the years ended July 31, 2015 and July 31, 2014.

NOTE F

Risks Involved in Investing in the Strategy

Derivatives Risk—The Strategy may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Strategy, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Leverage Risk—When the Strategy borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Strategy’s investments. The Strategy may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Strategy, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Strategy than if the Strategy were not leveraged, but may also adversely affect returns, particularly if the market is declining.

AB MARKET NEUTRAL STRATEGY – U.S. •	59

Notes to Financial Statements

Short Sales Risk—The Strategy may not always be able to close out a short position on favorable terms. Short sales involve the risk that the Strategy will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by the Strategy.) In contrast, the risk of loss from a long position is limited to the Strategy’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage.

ETF Risk—ETFs are investment companies. When the Strategy invests in an ETF, the Strategy bears its share of the ETFs expenses and runs the risk that the ETF may not achieve its investment objectives.

Liquidity Risk—Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Strategy from selling out of these securities at an advantageous time or price. Derivatives and securities involving substantial market risk tend to involve greater liquidity risk.

Indemnification Risk—In the ordinary course of business, the Strategy enters into contracts that contain a variety of indemnifications. The Strategy’s maximum exposure under these arrangements is unknown. However, the Strategy has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Strategy has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Strategy, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Strategy did not utilize the Facility during the year ended July 31, 2015.

NOTE H

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2015 and July 31, 2014 were as follows:

	2015			2014
Distributions paid from:
Ordinary income	$	– 0	–	$87,550
Long-term capital gains		– 0	–	37,484

Total taxable distributions	$	– 0	–	$125,034
Tax return of capital		10,001		– 0	–

Total distributions paid		$10,001		$125,034

60	• AB MARKET NEUTRAL STRATEGY – U.S.

Notes to Financial Statements

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(91,650	)(a)
Unrealized appreciation/(depreciation)	20,823	(b)

Total accumulated earnings/(deficit)	$(70,827)

(a)	As of July 31, 2015 , the Strategy had a net capital loss carryforward of $91,650.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax treatment of swaps.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2015, the Fund had a net short-term capital loss carryforward of $91,650 which may be carried forward for an indefinite period.

During the current fiscal year, permanent differences primarily due to the tax treatment of swaps, contributions from Adviser and the disallowance of a net operating loss resulted in a net decrease in distributions in excess of net investment income, a net decrease in accumulated net realized loss on investment transactions, and a net decrease in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no other material events that would require disclosure in the Strategy’s financial statements through this date.

AB MARKET NEUTRAL STRATEGY – U.S. •	61

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2015	2014	2013	2012

Net asset value, beginning of period	$ 9.65	$ 10.04	$ 10.27	$ 10.07	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.14)	(.30)	(.12)	(.15)	(.10)
Net realized and unrealized gain (loss) on investment transactions	.09	.13	(.07)	.36	.17
Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	(.17)	(.19)	.21	.07

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.04)	– 0	–	(.00	)(d)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.22)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.60	$ 9.65	$ 10.04	$ 10.27	$ 10.07

Total Return
Total investment return based on net asset value(e)	(.52)%	(1.76)%	(1.90)%	2.07%	.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,423	$601	$888	$2,715	$51
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.52%	3.06%	3.61%	3.24%	2.87	%^+
Expenses, before waivers/reimbursements(f)	22.75%	26.87%	9.25%	9.05%	59.34	%^+
Net investment loss(c)	(1.46)%	(2.95)%	(1.10)%	(1.35)%	(1.12	)%^+
Portfolio turnover rate (excluding securities sold short)	262	%(g)	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	668	%(g)	200%	212%	216%

See footnote summary on page 68.

62	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2015	2014	2013	2012

Net asset value, beginning of period	$ 9.44	$ 9.85	$ 10.14	$ 10.01	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.21)	(.32)	(.21)	(.20)	(.16)
Net realized and unrealized gain (loss) on investment transactions	.09	.09	(.04)	.34	.17
Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.12)	(.23)	(.25)	.14	.01

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.32	$ 9.44	$ 9.85	$ 10.14	$ 10.01

Total Return
Total investment return based on net asset value(e)	(1.27)%	(2.42)%	(2.51)%	1.37%	.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$130	$160	$379	$617	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	2.25%	3.36%	4.39%	3.87%	3.62	%^+
Expenses, before waivers/reimbursements(f)	21.38%	27.39%	10.11%	13.19%	57.90	%^+
Net investment loss(c)	(2.20)%	(3.23)%	(2.05)%	(2.06)%	(1.71	)%^+
Portfolio turnover rate (excluding securities sold short)	262	%(g)	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	668	%(g)	200%	212%	216%

See footnote summary on page 68.

AB MARKET NEUTRAL STRATEGY – U.S. •	63

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2015	2014	2013	2012

Net asset value, beginning of period	$ 9.76	$ 10.15	$ 10.34	$ 10.10	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.12)	(.23)	(.11)	(.12)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.10	.09	(.04)	.37	.17
Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)	(.14)	(.15)	.25	.10

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.07)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–

Total dividends and distributions	– 0	–	(.25)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.74	$ 9.76	$ 10.15	$ 10.34	$ 10.10

Total Return
Total investment return based on net asset value(e)	(.20)%	(1.42)%	(1.50)%	2.45%	1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$364	$1,010	$1,385	$757	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.25%	2.36%	3.42%	2.95%	2.60	%^+
Expenses, before waivers/reimbursements(f)	19.62%	26.76%	9.01%	9.44%	56.90	%^+
Net investment loss(c)	(1.20)%	(2.25)%	(1.08)%	(1.11)%	(.74	)%^+
Portfolio turnover rate (excluding securities sold short)	262	%(g)	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	668	%(g)	200%	212%	216%
See footnote summary on page 68.

64	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Year Ended July 31,	August 3, 2010(a) to July 31, 2011
2015	2014	2013	2012

Net asset value, beginning of period	$ 9.54	$ 10.00	$ 10.24	$ 10.05	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.17)	(.26)	(.17)	(.16)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.09	.08	(.03)	.36	.17

Net increase (decrease) in net asset value from operations	(.08)	(.18)	(.20)	.20	.05

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.10)	– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)	(.04)	(.01)	– 0	–
Tax return of capital	(.02)	– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.02)	(.28)	(.04)	(.01)	– 0	–

Net asset value, end of period	$ 9.44	$ 9.54	$ 10.00	$ 10.24	$ 10.05

Total Return
Total investment return based on net asset value(e)	(.83)%	(1.91)%	(2.00)%	1.96%	.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9	$10	$10	$10	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.75%	2.72%	3.86%	3.42%	3.10	%^+
Expenses, before waivers/reimbursements(f)	19.14%	26.72%	9.00%	11.08%	29.74	%^+
Net investment loss(c)	(1.70)%	(2.61)%	(1.63)%	(1.57)%	(1.24	)%^+
Portfolio turnover rate (excluding securities sold short)	262	%(g)	33	%(g)	171%	192%	172%
Portfolio turnover rate (including securities sold short)	N/A	668	%(g)	200%	212%	216%

See footnote summary on page 68.

AB MARKET NEUTRAL STRATEGY – U.S. •	65

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class K
	Year Ended July 31,								August 3, 2010(a) to July 31, 2011
	2015		2014		2013		2012

Net asset value, beginning of period	$ 9.62		$ 10.08		$ 10.30		$ 10.08		$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.14)		(.23)		(.14)		(.13)		(.10)
Net realized and unrealized gain (loss) on investment transactions	.10		.06		(.04)		.36		.18
Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.04)		(.17)		(.18)		.23		.08

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.11)		– 0	–	– 0	–	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)		(.04)		(.01)		– 0	–
Tax return of capital	(.03)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.03)		(.29)		(.04)		(.01)		– 0	–

Net asset value, end of period	$ 9.55		$ 9.62		$ 10.08		$ 10.30		$ 10.08

Total Return
Total investment return based on net asset value(e)	(.51)%		(1.64)%		(1.79)%		2.25%		.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$161		$133		$110		$85		$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50%		2.41%		3.60%		3.25%		2.85	%^+
Expenses, before waivers/reimbursements(f)	19.15%		26.78%		8.76%		10.96%		29.47	%^+
Net investment loss(c)	(1.44)%		(2.31)%		(1.41)%		(1.29)%		(.99	)%^+
Portfolio turnover rate (excluding securities sold short)	262	%(g)	33	%(g)	171%		192%		172%
Portfolio turnover rate (including securities sold short)	N/A		668	%(g)	200%		212%		216%

See footnote summary on page 68.

66	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class I
	Year Ended July 31,								August 3, 2010(a) to July 31, 2011
	2015		2014		2013		2012

Net asset value, beginning of period	$ 9.68		$ 10.14		$ 10.34		$ 10.10		$ 10.00

Income From Investment Operations
Net investment loss(b)(c)	(.12)		(.21)		(.12)		(.11)		(.07)
Net realized and unrealized gain (loss) on investment transactions	.10		.08		(.04)		.36		.17
Contributions from Affiliates	.00	(d)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)		(.13)		(.16)		.25		.10

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	(.15)		– 0	–	(.00	)(d)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	(.18)		(.04)		(.01)		– 0	–
Tax return of capital	(.05)		– 0	–	– 0	–	– 0	–	– 0	–

Total dividends and distributions	(.05)		(.33)		(.04)		(.01)		– 0	–

Net asset value, end of period	$ 9.61		$ 9.68		$ 10.14		$ 10.34		$ 10.10

Total Return
Total investment return based on net asset value(e)	(.23	) %	(1.39)%		(1.59)%		2.51%		1.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,874		$1,888		$1,978		$2,017		$1,971
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.25%		2.21%		3.35%		2.93%		2.60	%^+
Expenses, before waivers/reimbursements(f)	18.61%		26.16%		8.45%		10.53%		29.19	%^+
Net investment loss(c)	(1.19)%		(2.11)%		(1.12)%		(1.07)%		(.74	)%^+
Portfolio turnover rate (excluding securities sold short)	262	%(g)	33	%(g)	171%		192%		172%
Portfolio turnover rate (including securities sold short)	N/A		668	%(g)	200%		212%		216%

See footnote summary on page 68.

AB MARKET NEUTRAL STRATEGY – U.S. •	67

Financial Highlights

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Strategy distributions or the redemption of Strategy shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude expenses on securities sold short

	Year Ended July 31,				August 3, 2010(a) to July 31, 2011
	2015	2014	2013	2012
Class A
Net of waivers/reimbursements	N/A	1.55%	1.55%	1.55%	1.55	%^+
Before waivers/reimbursements	N/A	25.37%	7.20%	7.36%	58.02	%^+
Class C
Net of waivers/reimbursements	N/A	2.25%	2.25%	2.25%	2.25	%^+
Before waivers/reimbursements	N/A	26.28%	7.97%	11.57%	56.53	%^+
Advisor Class
Net of waivers/reimbursements	N/A	1.25%	1.25%	1.25%	1.25	%^+
Before waivers/reimbursements	N/A	25.65%	6.83%	7.74%	55.54	%^+
Class R
Net of waivers/reimbursements	N/A	1.75%	1.75%	1.75%	1.75	%^+
Before waivers/reimbursements	N/A	25.75%	6.89%	9.40%	28.39	%^+
Class K
Net of waivers/reimbursements	N/A	1.50%	1.50%	1.50%	1.50	%^+
Before waivers/reimbursements	N/A	25.87%	6.66%	9.21%	28.11	%^+
Class I
Net of waivers/reimbursements	N/A	1.25%	1.25%	1.25%	1.25	%^+
Before waivers/reimbursements	N/A	25.21%	6.35%	8.85%	27.84	%^+

(g)	The Strategy achieved its short exposures during the reporting period, principally through the use of derivatives, which are not accounted for when calculating portfolio turnover rates. In past reporting periods, short exposures were achieved, in significant part, through the use of securities sold short.

^	Annualized.

+	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

68	• AB MARKET NEUTRAL STRATEGY – U.S.

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AB Cap Fund, Inc. and the Shareholders of AB Market Neutral Strategy – U.S.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AB Market Neutral Strategy – U.S. (the “Fund”) (formerly AllianceBernstein Market Neutral Strategy – U.S.), one of the portfolios constituting the AB Cap Fund, Inc. (formerly AllianceBernstein Cap Fund, Inc.), as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period August 3, 2010 (commencement of operations) to July 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Market Neutral Strategy – U.S., one of the portfolios constituting the AB Cap Fund, Inc., at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period August 3, 2010 (commencement of operations) to July 31, 2011, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 29, 2015

AB MARKET NEUTRAL STRATEGY – U.S. •	69

Report of Independent Registered Public Accounting Firm

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Yun Chen(2), Vice President

Vadim Zlotnikov(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Strategies’ portfolios are made by the Adviser’s Market Neutral Investment Team. Mr. Yun Chen and Mr. Vadim Zlotnikov are the investment professionals with the most significant responsibility for the day-to-day management of the Strategy’s portfolios.

70	• AB MARKET NEUTRAL STRATEGY – U.S.

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 1345 Avenue of the Americas New York, NY 10105 55 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	121	None

AB MARKET NEUTRAL STRATEGY – U.S. •	71

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., ## Chairman of the Board 73 (2010)	Private Investor since prior to 2010. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO rules, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB fund since 1992, and director or trustee of multiple AB funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such Funds since February 2014.	121	Xilinx, Inc. (programmable logic semi-conductors) since 2007.

John H. Dobkin, ## 73 (2010)	Independent Consultant since prior to 2010. Formerly, President of Save Venice, Inc. (preservation organization) from 2001–2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	121	None

72	• AB MARKET NEUTRAL STRATEGY – U.S.

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 71 (2010)	Private Investor since prior to 2010. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	121	Asia Pacific Fund, Inc. (registered investment company) since prior to 2010.

William H. Foulk, Jr., ## 83 (2010)	Investment Adviser and an Independent Consultant since prior to 2010. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 to early February 2014. He served as Chairman of such Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	121	None

AB MARKET NEUTRAL STRATEGY – U.S. •	73

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, ## 79 (2010)	Chairman of the Board of SRC Computers Inc. (semi-conductors), with which he has been associated since prior to 2010. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2010 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He was a director of Cirrus Logic Corporation (semi-conductors) from 1984 until July 2011. He has served as a director or trustee of one or more of the AB Funds since 1982.	121

Nancy P. Jacklin, ## 67 (2010)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the Funds since August 2014.	121	None

74	• AB MARKET NEUTRAL STRATEGY – U.S.

Management of the Fund

NAME, ADDRESS* AND AGE (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, ## 63 (2010)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of both the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds, and the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	121	None

Earl D. Weiner, ## 76 (2010)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	121	None

AB MARKET NEUTRAL STRATEGY – U.S. •	75

Management of the Fund

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

76	• AB MARKET NEUTRAL STRATEGY – U.S.

Management of the Fund

Officers Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 55	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 70	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Yun Chen 38	Vice President	Senior Vice President of the Adviser,** with which he had been associated since prior to 2010.

Vadim Zlotnikov 53	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2010.

Emilie D. Wrapp 59	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2010.

Joseph J. Mantineo 56	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2010.

Phyllis J. Clarke 54	Controller	Vice President of ABIS,** with which she has been associated since prior to 2010.

Vincent S. Noto 50	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2010.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at (800) 227-4618, or visit www.ABglobal.com, for a free prospectus or SAI.

AB MARKET NEUTRAL STRATEGY – U.S. •	77

Management of the Fund

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of AB Market Neutral Strategy—U.S. (the “Portfolio”) at a meeting held on
May 4-7, 2015.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Portfolio was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, including the Fund, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolio and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

78	• AB MARKET NEUTRAL STRATEGY – U.S.

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolio. They noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The directors noted that the Adviser had waived reimbursement of administrative expenses in the Portfolio’s latest fiscal year. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Portfolio under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Portfolio to the Adviser for calendar years 2013 and 2014 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Portfolio, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Portfolio. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Portfolio before taxes and distribution expenses. The directors noted that the Adviser’s relationship with the Portfolio was not profitable to it in 2013 or 2014.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolio, including, but not limited to, benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients,

AB MARKET NEUTRAL STRATEGY – U.S. •	79

including the Portfolio); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Portfolio’s shares; transfer agency fees paid by the Portfolio to a wholly owned subsidiary of the Adviser; and brokerage commissions paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized that the Portfolio’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Portfolio at each regular Board meeting during the year. At the May 2015 meeting, the directors reviewed information prepared by Lipper showing the performance of the Class A Shares of the Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares as compared with the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (the “T-Bill Index”) and the Standard & Poor’s 500 Index, in each case for the 1- and 3-year periods ended February 28, 2015, and (in the case of comparisons with the indices) the period since inception (August 2010 inception). The directors noted that the Portfolio was in the 4th quintile of the Performance Group and the Performance Universe for the 1-year period, and in the 4th quintile of the Performance Group and 5th quintile of the Performance Universe for the 3-year period. The Portfolio lagged both indices in all periods except that it outperformed the T-Bill Index in the period since inception. The directors also reviewed performance information for periods ended March 31, 2015 (for which the data was not limited to Class A Shares), and noted that in the 3-month period the Portfolio had outperformed the Lipper Alternative Equity Market Neutral Funds Average but lagged the Index. Based on their review, the directors concluded that the Portfolio’s performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors noted that the Portfolio’s contractual effective advisory fee rate of 125 basis points was lower than the Expense Group median and that, in the Portfolio’s latest fiscal year, the administrative expense reimbursement of 1.37% had been waived by the Adviser.

80	• AB MARKET NEUTRAL STRATEGY – U.S.

The directors also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee rate was lower than the Portfolio’s fee rate and that the application of the institutional fee rate to the Portfolio’s net assets would result in a fee rate lower than the rate at the same asset level provided in the Portfolio’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolio relative to institutional clients. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Portfolio may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Portfolio would be paid for services that would be in addition to, rather than duplicative of, the services to be provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of the Portfolio was based on the Portfolio’s latest fiscal year and the information included the pro forma expense ratio to reflect a reduction in the 12b-1 fee effective November 1, 2014. The total expense ratio of the Portfolio reflected fee waivers and/or expense reimbursements as a result of an undertaking by the Adviser. The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category also were lowered by waivers or reimbursements by those funds’ investment advisers,

AB MARKET NEUTRAL STRATEGY – U.S. •	81

which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

The directors noted that the Portfolio’s pro forma expense ratio, giving effect to the impact of the reduction of the 12b-1 fee on the expense cap level, was lower than the Expense Group and the Expense Universe medians. The directors concluded that the Portfolio’s pro forma expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Portfolio does not contain breakpoints and that they had previously discussed their strong preference, and that of the Senior Officer, for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Portfolio’s asset level and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

82	• AB MARKET NEUTRAL STRATEGY – U.S.

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Cap Fund (the “Fund”), in respect of AB Market Neutral Strategy—U.S. (the “U.S. Market Neutral Strategy,” the “Strategy”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Strategy which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Strategy grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Strategy.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation

1	The information in the fee evaluation was completed on April 23, 2015 and discussed with the Board of Directors on May 5-7, 2015.

2	Future references to the Fund and the Strategy do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Strategy.

AB MARKET NEUTRAL STRATEGY – U.S. •	83

of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.”Jones v. Harris Associates L.P., 130 S. Ct. 1518 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

STRATEGY ADVISORY FEES, EXPENSE CAPS, REIMBURSEMENTS & RATIOS

The Adviser proposed that the Strategy pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.4 Also shown are the Strategy’s net assets on March 31, 2015.

Strategy	Advisory Fee	Net Assets 3/31/15 ($MIL)
U.S. Market Neutral Strategy	1.25% of average daily net assets	$3.2

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Strategy. During the Strategy’s most recently completed fiscal year, the Adviser was entitled to receive $60,461 (1.366% of the Strategy’s average daily net assets) for providing such services, but waived the amount in its entirety.

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse the Strategy for that portion of the Strategy’s total operating expenses to the degree necessary to limit the Strategy’s total expense ratios to the amounts set forth below for the Strategy’s current fiscal year. The waiver is

3	Jones v. Harris at 1427.

4	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG; however, the Strategy was not in existence at the time of the settlement, and does not follow the fee schedules established at the time.

84	• AB MARKET NEUTRAL STRATEGY – U.S.

terminable by the Adviser at the end of the Strategy’s fiscal year upon at least 60 days’ written notice prior to the Strategy’s prospectus update. Also, set forth below are the Strategy’s semi-annual gross expense ratios:5

Strategy	Expense Cap Pursuant to Expense Limitation Undertaking			Gross Expense Ratio[6]		Fiscal Year End
U.S. Market Neutral Strategy[7]	Advisor Class A Class C Class R Class K Class I	1.25 1.50 2.25 1.75 1.50 1.25	% %[8] % % % %	17.12 17.34 18.19 16.39 16.20 15.85	% % % % % %	July 31 (ratios as of January 31, 2015)

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services to be provided by the Adviser to the Strategy that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Strategy’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Strategy are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is entitled to be reimbursed for providing such services. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund, since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients

5	Semi-annual total expense ratios are unaudited.

6	Annualized.

7	Excludes interest expense and expense on securities sold short.

8	Prior to November 1, 2014, the expense cap of the Strategy’s Class A shares was 1.55%. The new expense cap reflects the reduction of 12b-1 fees from 0.30% to 0.25% effective November 1, 2014.

AB MARKET NEUTRAL STRATEGY – U.S. •	85

and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Strategy.9 In addition to the AB Institutional fee schedule, set forth below is what would have been the effective advisory fees of the Strategy had the AB Institutional fee schedules been applicable to the Strategy based on March 31, 2015 net assets:10

Strategy	Net Assets 3/31/15 ($MIL)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Strategy Advisory Fee
U.S. Market Neutral Strategy	$3.2	Market Neutral – U.S. Two options: A flat fee of 1.00% or 0.50% plus 20% of returns above the benchmark (ML 3 Mo. T-Bill Index) Minimum account size: $50m	1.000% Or 0.500%[11]	1.250%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set

9	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1528.

10	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

11	During calendar year 2014, the institutional mandate, Market Neutral—US, underperformed the benchmark by -1.33% on a net performance basis. Accordingly, the Adviser was not eligible to earn a performance incentive fee during the year.

86	• AB MARKET NEUTRAL STRATEGY – U.S.

forth below for Market Neutral Portfolio, a Luxembourg fund that has a somewhat similar investment style as the Strategy:

Strategy	Luxembourg Fund	Fee[12]
U.S. Market Neutral Strategy	Market Neutral Portfolio Class A	1.50% plus 20% of the excess return above the benchmark, subject to a high watermark (BoA ML 3 Month T-bill)[13]

	Class I	0.70% plus 20% of the excess return above the benchmark, subject to a high watermark (BoA ML 3 Month T-bill)[13]

The Adviser represented that it does not provide sub-advisory investment services to other investment companies that have a substantially similar investment style as the Strategy.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Strategy with fees charged to other investment companies for similar services offered by other investment advisers.14 Lipper’s analysis included the comparison of the Strategy’s contractual management fee, estimated at the approximate current asset level of the Strategy, to the median of the Strategy’s Lipper Expense Group (“EG”)15 and the Strategy’s contractual management fee ranking.16

12	Class A shares of the Luxembourg funds are charged an “all-in” fee, which covers investment advisory and distribution related services.

13	During Market Neutral Portfolio’s most recent semi-annual period, Class A and Class I shares of the Luxembourg fund paid the Adviser 0.01% and 0.53% in incentive fees, in addition to the 1.50% and 0.70% base fee, respectively for each share class.

14	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1529.

15	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

16	The contractual management fee is calculated by Lipper using the Strategy’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Strategy, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that a fund had the lowest effective fee rate in the Lipper peer group.

AB MARKET NEUTRAL STRATEGY – U.S. •	87

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure and expense attributes. An EG will typically consist of seven to twenty funds.

Strategy	Contractual Management Fee (%)[17]	Lipper EG Median (%)	Lipper EG Rank
U.S. Market Neutral Strategy	1.250	1.269	4/9

Lipper also compared the Strategy’s total expense ratios to the medians of the Strategy’s Lipper Expense Universes (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject fund.18 Set forth below is Lipper’s comparison of the Strategy’s total expense ratio and the median of the Strategy’s EG and EU. The Strategy’s total expense ratio ranking is also shown.19

Strategy	Total Expense Ratio (%)[20]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
U.S. Market Neutral Strategy	1.550	1.624	3/9	1.545	8/14
Pro-forma[21]	1.500	1.624	3/9	1.545	7/14

Based on this analysis, considering pro-forma information for total expense ratio, the Strategy has a more favorable ranking on a total expense ratio basis than on contractual management fee basis.

17	The contractual management fee does not reflect any expense reimbursements made by the Strategy to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

18	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

19	The total expense ratios shown below were estimated by Lipper using rounded Form-NSAR data. Accordingly, there may be slight differences in the total expense ratios estimated by Lipper and that of the Adviser.

20	Most recently completed fiscal year end Class A shares total expense ratio.

21	Pro-forma total expense ratio reflects the reduction in 12b-1 fees.

88	• AB MARKET NEUTRAL STRATEGY – U.S.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Strategy. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Strategy’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Strategy was negative during calendar year 2014.

In addition to the Adviser’s direct profits from managing the Strategy, certain of the Adviser’s affiliates have business relationships with the Strategy and may earn a profit from providing other services to the Strategy. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Strategy and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Strategy and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Strategy’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Strategy. The total amount paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2014, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments).

AB MARKET NEUTRAL STRATEGY – U.S. •	89

During the Strategy’s most recently completed fiscal year, ABI received from the Strategy $183, $5,343 and $135 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.22

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Strategy, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Strategy’s most recently completed fiscal year, ABIS received $17,087 in fees from the Strategy.

The Strategy did not effect brokerage transactions and pay commissions to the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) nor its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” during the Strategy’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from any business conducted in the future with the Strategy would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that

22	Effective November 1, 2014, ABI implemented a reduction to the Strategy’s Class A distribution service payment rate from 0.30% to 0.25%.

90	• AB MARKET NEUTRAL STRATEGY – U.S.

changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli23 study on advisory fees and various fund characteristics.24 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.25 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $486 billion as of March 31, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Strategy.

23	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

24	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1529.

25	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

AB MARKET NEUTRAL STRATEGY – U.S. •	91

The information prepared by Lipper shows the 1 and 3 year performance return and rankings26 of the Strategy relative to the Strategy’s Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”) for the period ended February 28, 2015.27, 28

	Strategy Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
U.S. Market Neutral Strategy
1 year	-0.40	2.59	2.09	6/8	15/19
3 year	-0.37	0.78	1.58	4/5	10/12

Set forth below are the 1 and 3 year and since inception performance returns of the Strategy (in bold)29 versus its benchmark.30 Strategy and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.31

	Periods Ending February 28, 2015 Annualized Performance
	1 Year (%)	3 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
				Volatility (%)	Sharpe (%)
U.S. Market Neutral Strategy	-0.40	-0.37	0.47	4.19	-0.08	3
ML 3 Month Treasury Bill	0.03	0.07	0.08	0.02	N/A	3
S&P 500 Index	15.51	18.00	17.20	N/A	N/A	N/A
Inception Date: August 3, 2010

26	The performance returns and rankings of the Strategy are for the Strategy’s Class A shares. The performance returns of the Strategy were provided by Lipper.

27	The Strategy’s PG/PU is not identical to the Strategy’s EG/EU as the criteria for including/excluding a fund from a PG/PU is somewhat different from that of an EG/EU.

28	The current Lipper investment classification/objective dictates the PG and PU throughout the life of each Strategy even if a Strategy had a different investment classification/objective at a different point in time.

29	The performance returns and risk measures shown in the table are for the Class A shares of the Strategy.

30	The Adviser provided Strategy and benchmark performance return information for periods through February 28, 2015.

31

Strategy and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

92	• AB MARKET NEUTRAL STRATEGY – U.S.

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Strategy is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Strategy is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2015

AB MARKET NEUTRAL STRATEGY – U.S. •	93

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

FIXED INCOME (continued)

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Target-Date

Multi-Manager Select Retirement Allocation Fund

MULTI-ASSET (continued)

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

94	• AB MARKET NEUTRAL STRATEGY – U.S.

AB Family of Funds

NOTES

AB MARKET NEUTRAL STRATEGY – U.S. •	95

NOTES

96	• AB MARKET NEUTRAL STRATEGY – U.S.

AB MARKET NEUTRAL STRATEGY – U.S.

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MNS-0151-0715

JUL    07.31.15

ANNUAL REPORT

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

+	AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND
+	AB MULTI-MANAGER SELECT 2010 FUND
+	AB MULTI-MANAGER SELECT 2015 FUND
+	AB MULTI-MANAGER SELECT 2020 FUND
+	AB MULTI-MANAGER SELECT 2025 FUND
+	AB MULTI-MANAGER SELECT 2030 FUND
+	AB MULTI-MANAGER SELECT 2035 FUND
+	AB MULTI-MANAGER SELECT 2040 FUND
+	AB MULTI-MANAGER SELECT 2045 FUND
+	AB MULTI-MANAGER SELECT 2050 FUND
+	AB MULTI-MANAGER SELECT 2055 FUND

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

September 28, 2015

Annual Report

This report provides management’s discussion of the performance for AB Multi-Manager Select Retirement Funds (collectively the “Funds”; individually a “Fund”) for the annual reporting period ended July 31, 2015. The Funds commenced operations on December 15, 2014.

Investment Objectives and Policies

The Funds’ investment objective is to seek the highest total return (total return includes capital appreciation and income) over time consistent with their asset mix.

In seeking to achieve their investment objective, the Funds focus their investments while minimizing short term risks on a combination of AB mutual funds and mutual funds and exchange-traded funds (“ETFs”) managed by unaffiliated third parties (“Underlying Funds”) representing a variety of asset classes and investment styles. Each Fund invests in the Underlying Funds in accordance with its target asset mix. In order to implement the Funds’ investment strategies, Morningstar Associates, LLC (“Morningstar”), the Fund’s sub-adviser, will select Underlying Funds within each asset class for investment by the Funds from among AB mutual funds and funds offered by certain fund complexes specified by AllianceBernstein L.P. (the “Adviser”). The Adviser has directed Morningstar to typically select Underlying Funds so that a target of 33% but no more than 40% of each Fund is invested in AB mutual funds.

Other than the AB Multi-Manager Select Retirement Allocation Fund,

each Fund is managed to the specific year of planned retirement included in its name (the “retirement date”). Each Fund’s asset mix becomes more conservative, with an increasing exposure to investments in fixed-income securities and short-term bonds, each year until reaching the year approximately fifteen years after the retirement date. At that time, the Fund will no longer be managed to become more conservative each year, although the Adviser may continue to vary the relative weightings of the Fund’s asset classes as described below. The AB Multi-Manager Select Retirement Allocation Fund is managed according to a conservative asset allocation, and such Fund’s portfolio allocation will not necessarily become more conservative over time.

The Funds will allocate their investments in Underlying Funds that invest in the following asset classes: equities, equity diversifiers, inflation sensitive, fixed-income diversifiers and fixed-income securities (including high yield bonds or “junk bonds”). For these purposes, inflation sensitive instruments include funds focused on real estate securities, commodities and inflation-protected securities, fixed-income diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and low correlation with fixed-income markets such as market neutral funds, and equity diversifiers include funds engaged in certain alternative strategies that seek reduced volatility and limited correlation with equity markets such as equity long/short funds. The Funds may also invest directly in

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	1

investments in each asset class. The Funds will invest significantly in fixed-income securities and short-term bonds. The Underlying Funds may enter into derivatives transactions, such as options, futures, forwards and swaps, in an effort to earn income, to gain or adjust exposure to individual securities or markets, or to protect all or a portion of the Underlying Fund’s portfolio from a decline in value.

In making asset allocation decisions, the Adviser uses its proprietary dynamic asset allocation (“DAA”) process. The DAA process comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA aims to adjust the Funds’ investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce a Fund’s risk exposure to one or more asset classes when the DAA process suggests that market risks relevant to those asset classes are rising but return opportunities are declining. The Adviser expects to pursue this process for the Funds primarily by adjusting Underlying Fund investments.

Investment Results

The tables on pages 8-28 provide performance data for the Funds and their benchmarks, for the six-month period and period since inception ended July 31, 2015. The Funds’ primary benchmarks are the Morningstar Lifetime Moderate Indices and the secondary benchmarks are the

Standard & Poor’s (“S&P”) Target Date Index Series.

The benchmarks are as follows: Retirement Allocation Fund, Morningstar Lifetime Moderate Income Index and S&P Target Date Retirement Income Index-GDR; Select 2010 Fund, Morningstar Lifetime Moderate 2010 Index and S&P Target Date 2010 Index-GDR; Select 2015 Fund, Morningstar Lifetime Moderate 2015 Index and S&P Target Date 2015 Index-GDR; Select 2020 Fund, Morningstar Lifetime Moderate 2020 Index and S&P Target Date 2020 Index-GDR; Select 2025 Fund, Morningstar Lifetime Moderate 2025 Index and S&P Target Date 2025 Index-GDR; Select 2030 Fund, Morningstar Lifetime Moderate 2030 Index and S&P Target Date 2030 Index-GDR; Select 2035 Fund, Morningstar Lifetime Moderate 2035 Index and S&P Target Date 2035 Index-GDR; Select 2040 Fund, Morningstar Lifetime Moderate 2040 Index and S&P Target Date 2040 Index-GDR; Select 2045 Fund, Morningstar Lifetime Moderate 2045 Index and S&P Target Date 2045 Index-GDR; Select 2050 Fund, Morningstar Lifetime Moderate 2050 Index and S&P Target Date 2050 Index-GDR; Select 2055 Fund, Morningstar Lifetime Moderate 2055 Index and S&P Target Date 2055 Index-GDR. Performance for each of the Funds compared to its benchmarks may be found on page 8. Additional performance for the Funds may be found on pages 29-51. Effective September 24, 2015, the Funds’ primary benchmarks were changed to the S&P Target Date Index Series.

2	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

For the six-month period, equity-oriented young- and midlife-saver vintages (2025—2055) performed better than senior-saver and retiree vintages (Retirement Allocation—2020). This pattern followed the markets overall, where equities rose by more than 6.5% (measured by the S&P 500 Index) and bonds fell by 1.5% (measured by the Barclays U.S. Aggregate Bond Index) as the yield on the 10-year Treasury note rose.

Compared to the primary (Morningstar) benchmarks for the six-month period, before sales charges, Class A shares of all Funds, except the Retirement Allocation Fund, outperformed their respective benchmarks (certain share classes of the 2010 vintage underperformed). Compared to the secondary (S&P) benchmarks, Class A shares of all Funds, except for the 2030, 2035, 2040, 2045 and 2050 vintages, underperformed their respective benchmarks (certain share classes of the 2030 and 2050 vintages also underperformed).

Strategic asset allocation was the primary driver of performance and contributed positively across all vintages, with the allocation to equity contributing most to performance and allocation to inflation-sensitive assets detracting from performance.

Underlying Fund selection positively contributed to the Funds’ performance as 70% of the Underlying Funds delivered top half performance within their respective peer groups. Notable contributors included the AB Growth and Income Fund, AQR Long/Short Equity Fund and MFS Value Fund.

Detractors included the AB All Market Growth Fund and the AQR Risk-Balanced Commodities Strategy Fund.

Tactical asset allocation, employed through the Adviser’s DAA process, added to performance over the six-month period. During the period, DAA moved from a slight overweight to risk assets to market weight. DAA held a slight overweight to international equities while hedging some of the currency exposure and also held an underweight to commodities and bonds. A key contributor to DAA performance was the underweight in commodities during this period.

For the period from inception through July 31, 2015, equities posted stronger returns (7.0% measured by S&P 500 Index) than bonds (0.7% measured by Barclays U.S. Aggregate Bond Index). Equity-oriented young- and midlife-saver vintages performed better than the senior-saver and retiree vintages.

Compared to the primary (Morningstar) benchmarks, since inception, before sale charges, Class A shares of all Funds, except the Retirement Allocation Fund, outperformed their respective benchmarks (certain share classes of the 2010 vintage underperformed). Compared to the secondary (S&P) benchmarks, Class A shares of all Funds, except for the 2040 and 2045 vintages, underperformed their respective benchmarks (certain share classes of the 2040 and 2045 vintages also underperformed).

Strategic asset allocation was the primary driver of performance and contributed positively to performance across all

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	3

vintages with the allocation to equity contributing most to performance and allocation to inflation-sensitive assets detracting from performance.

Underlying Fund selection positively contributed to the Funds’ performance since inception. Notable contributors included the AB Growth and Income Fund, AQR Long/Short Equity Fund and MFS Value Fund. Detractors included AQR Risk-Balanced Commodities Strategy Fund.

Tactical asset allocation added to performance since inception. During the period, DAA moved from a slight overweight to risk assets to market weight. DAA led to a slight overweight to international equities while hedging some of the currency exposure and also led to an underweight to commodities and bonds. A key contributor to DAA performance was the underweight in commodities during this period.

The Funds did not utilize derivatives directly during either period.

Market Review and Investment Strategy

Global stocks rose over both periods, despite periodic pullbacks. Bonds fell during the six-month period, and rose marginally during the period since inception through July 31, 2015.

Trading was choppy at times as a number of concerns weighed on sentiment,

including a weakening economic outlook in China and seemingly endless negotiations between Greece and its official creditors. A steep decline in the price of oil and volatile trading in China’s mainland stock markets rattled investors on occasion, too.

However, global equities generally pushed higher thanks to several bright spots. Investors rallied around upbeat regional economic reports and accommodative central bank policies—especially in the U.S. and Europe. At the start of 2015, the long-awaited roll-out of the European Central Bank’s quantitative easing program lifted investors’ spirits. Meanwhile, in the U.S., ongoing speculation over the timing of the first interest rate hike dominated headlines. Yet, statements from the U.S. Federal Reserve reassured investors that the pace of those hikes—not the timing—remained of paramount importance.

Speculation over the timing of an increase in official U.S. rates was a dominant theme in bond markets as well. The U.S. has slowly shifted towards tighter monetary policy—in contrast to central banks from Europe to China, which have relaxed policy to offset weaker growth. Mixed signals on monetary policy contributed to increased volatility in bond markets. In regions where central banks have adopted stimulus measures, government bond yields have headed lower.

4	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

DISCLOSURES AND RISKS

Benchmark Disclosure

The S&P Target Date Indexes and the Morningstar Lifetime Moderate Indexes are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P Target Date Index Series (each, an Index) reflects exposure to various asset classes included in target date funds driven by a survey of such funds for each particular target date. These asset class exposures include U.S. large cap, U.S. mid cap, U.S. small cap, international equities, emerging markets, U.S. and international REITs, core fixed income, short term treasuries, Treasury Inflation Protected Securities, high yield corporate bonds and commodities and are represented by exchange traded funds (ETFs) in the Index calculation. The original inception date for the Indexes was September 25, 2008, except the S&P Target Date 2050 Index, which was May 31, 2011. The Index returns are calculated on a daily basis and will continue to be calculated daily. The performance of the Index does not reflect the deduction of expenses associated with a fund or the ETFs included in the Index, such as investment management fees. All Morningstar Lifetime Moderate Indexes represent a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. The Morningstar Lifetime Moderate Income Index and the Morningstar Lifetime Moderate 2010 Index portfolios are held in proportions appropriate for a U.S. investor who is at least 10 years into retirement. The Morningstar Lifetime Moderate 2015 Index portfolio is held in proportions appropriate for a U.S. investor who is about five years away from retirement. The Morningstar Lifetime Moderate 2020 Index portfolio is held in proportions appropriate for a U.S. investor who is about 10 years away from retirement. The Morningstar Lifetime Moderate 2025 Index portfolio is held in proportions appropriate for a U.S. investor who is about 15 years away from retirement. The Morningstar Lifetime Moderate 2030 Index portfolio is held in proportions appropriate for a U.S. investor who is about 20 years away from retirement. The Morningstar Lifetime Moderate 2035 Index portfolio is held in proportions appropriate for a U.S. investor who is about 25 years away from retirement. The Morningstar Lifetime Moderate 2040 Index portfolio is held in proportions appropriate for a U.S. investor who is about 30 years away from retirement. The Morningstar Lifetime Moderate 2045 Index portfolio is held in proportions appropriate for a U.S. investor who is about 35 years away from retirement. The Morningstar Lifetime Moderate 2050 Index portfolio is held in proportions appropriate for a U.S. investor who is about 40 years away from retirement. The Morningstar Lifetime Moderate 2055 Index portfolio is held in proportions appropriate for a U.S. investor who is about 45 years away from retirement. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility. The Morningstar Lifetime Moderate Indexes are created by and the property of Morningstar, Inc. An investor cannot invest directly in an index and its results are not indicative of the performance for any specific investment, including the Funds.

A Word About Risk

Market Risk: The value of the Funds’ investments will fluctuate as the stock or bond market fluctuates. The value of their investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the stock market generally.

Allocation Risk: The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Funds’ net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	5

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

the Adviser and/or Morningstar may cause the Funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of the Funds’ assets be invested in AB mutual funds as noted above may adversely affect the Funds’ performance.

Interest Rate Risk: Changes in interest rates will affect the value of the Funds’ investments in Underlying Funds that invest in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counter party to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments by Underlying Funds in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations.

High Yield Debt Security Risk: Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk: This is the risk that the value of assets or income from the Funds’ investments in the Underlying Funds will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Fund’s assets can decline as can the value of that Underlying Fund’s distributions.

Foreign (Non-U.S.) Risk: Investments in non-U.S. issuers by Underlying Funds may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Funds’ investments or reduce its returns.

Capitalization Risk: Investments in small- and mid-capitalization companies by Underlying Funds tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: Borrowing money or other leverage may make an Underlying Fund’s investments more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of its investments. An Underlying Fund may create leverage through the use of certain portfolio management techniques such as reverse repurchase agreements or forward commitments, or by borrowing money.

(Disclosures, Risks and Note about Historical Performance continued on next page)

6	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

Diversification Risk: The Funds may have more risk because they are “non-diversified”, meaning that the Funds can invest more of their assets in a smaller number of issuers.

Investment in Other Investment Companies Risk: As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. In addition, shareholders of the Funds bear both their proportionate share of expenses in the Funds (including management fees) and, indirectly, the expenses of the investment companies.

Management Risk: The Funds are subject to management risk because they are an actively-managed investment funds. The Adviser and Morningstar will apply their investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that their techniques will produce the intended results.

These risks are fully discussed in the Funds’ prospectus. As with all investments, you may lose money by investing in the Funds.

An Important Note About Historical Performance

The investment return and principal value of an investment in a Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. The Funds have been in operation only for a short period of time, and therefore has a very limited historical performance period. This limited performance period is unlikely to be representative of the performance the Funds will achieve over a longer period. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Funds have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front end sales charge for Class A shares and a 1% 1- year contingent deferred sales charge for Class C shares. Returns for different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	7

Disclosures and Risks

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select Retirement Allocation Fund
Class A	0.49%	1.80%

Class C	0.10%	1.30%

Advisor Class†	0.69%	2.00%

Class R†	0.40%	1.62%

Class K†	0.50%	1.84%

Class I†	0.60%	1.95%

Class Z†	0.60%	1.95%

Primary Benchmark: Morningstar Lifetime Moderate Income Index	0.88%	1.91%

Secondary Benchmark: S&P Target Date Retirement Income Index-GDR	0.94%	2.77%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

8	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select Retirement Allocation Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	9

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2010 Fund
Class A	1.19%	2.58%

Class C	0.69%	2.04%

Advisor Class†	1.19%	2.70%

Class R†	1.01%	2.43%

Class K†	1.11%	2.54%

Class I†	1.31%	2.76%

Class Z†	1.31%	2.76%

Primary Benchmark: Morningstar Lifetime Moderate 2010 Index	0.89%	2.16%

Secondary Benchmark: S&P Target Date 2010 Index-GDR	1.71%	3.59%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

10	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2010 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	11

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2015 Fund
Class A	1.58%	2.99%

Class C	1.09%	2.45%

Advisor Class†	1.68%	3.11%

Class R†	1.41%	2.84%

Class K†	1.61%	3.06%

Class I†	1.71%	3.17%

Class Z†	1.71%	3.17%

Primary Benchmark: Morningstar Lifetime Moderate 2015 Index	1.10%	2.46%

Secondary Benchmark: S&P Target Date 2015 Index-GDR	2.37%	4.35%

*    Inception date: December 15, 2014.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

12	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2015 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	13

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2020 Fund
Class A	2.19%	3.58%

Class C	1.69%	3.04%

Advisor Class†	2.39%	3.80%

Class R†	2.02%	3.43%

Class K†	2.22%	3.65%

Class I†	2.33%	3.76%

Class Z†	2.33%	3.76%

Primary Benchmark: Morningstar Lifetime Moderate 2020 Index	1.50%	2.92%

Secondary Benchmark: S&P Target Date 2020 Index-GDR	3.00%	5.03%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

14	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2020 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	15

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2025 Fund
Class A	2.99%	4.43%

Class C	2.69%	3.99%

Advisor Class†	3.19%	4.65%

Class R†	2.94%	4.28%

Class K†	3.04%	4.50%

Class I†	3.14%	4.62%

Class Z†	3.14%	4.62%

Primary Benchmark: Morningstar Lifetime Moderate 2025 Index	2.18%	3.62%

Secondary Benchmark: S&P Target Date 2025 Index-GDR	3.58%	5.58%

*    Inception date: December 15, 2014.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

16	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2025 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	17

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2030 Fund
Class A	4.11%	5.49%

Class C	3.81%	5.04%

Advisor Class†	4.31%	5.71%

Class R†	3.98%	5.35%

Class K†	4.08%	5.47%

Class I†	4.28%	5.69%

Class Z†	4.28%	5.69%

Primary Benchmark: Morningstar Lifetime Moderate 2030 Index	2.98%	4.42%

Secondary Benchmark: S&P Target Date 2030 Index-GDR	4.07%	6.09%

*    Inception date: December 15, 2014.

†    Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

18	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2030 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	19

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2035 Fund
Class A	5.03%	6.34%

Class C	4.63%	5.90%

Advisor Class†	5.03%	6.46%

Class R†	4.91%	6.22%

Class K†	5.02%	6.34%

Class I†	5.22%	6.56%

Class Z†	5.22%	6.56%

Primary Benchmark: Morningstar Lifetime Moderate 2035 Index	3.65%	5.08%

Secondary Benchmark: S&P Target Date 2035 Index-GDR	4.53%	6.56%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

20	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2035 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	21

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2040 Fund
Class A	5.79%	6.92%

Class C	5.59%	6.57%

Advisor Class†	6.09%	7.24%

Class R†	5.79%	6.91%

Class K†	5.89%	7.03%

Class I†	6.10%	7.25%

Class Z†	6.10%	7.25%

Primary Benchmark: Morningstar Lifetime Moderate 2040 Index	3.99%	5.42%

Secondary Benchmark: S&P Target Date 2040 Index-GDR	4.85%	6.90%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

22	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2040 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	23

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2045 Fund
Class A	5.84%	7.21%

Class C	5.54%	6.76%

Advisor Class†	6.04%	7.43%

Class R†	5.85%	7.10%

Class K†	5.94%	7.32%

Class I†	5.94%	7.34%

Class Z†	5.94%	7.34%

Primary Benchmark: Morningstar Lifetime Moderate 2045 Index	4.03%	5.50%

Secondary Benchmark: S&P Target Date 2045 Index-GDR	5.10%	7.17%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

24	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2045 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	25

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2050 Fund
Class A	5.64%	7.06%

Class C	5.14%	6.51%

Advisor Class†	5.63%	7.18%

Class R†	5.43%	6.85%

Class K†	5.53%	6.97%

Class I†	5.63%	7.19%

Class Z†	5.63%	7.19%

Primary Benchmark: Morningstar Lifetime Moderate 2050 Index	3.96%	5.47%

Secondary Benchmark: S&P Target Date 2050 Index-GDR	5.37%	7.41%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

26	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2050 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	27

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARKS PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months	Since Inception*
AB Multi-Manager Select 2055 Fund
Class A	5.43%	6.96%

Class C	5.14%	6.51%

Advisor Class†	5.63%	7.18%

Class R†	5.32%	6.85%

Class K†	5.32%	6.86%

Class I†	5.63%	7.19%

Class Z†	5.63%	7.19%

Primary Benchmark: Morningstar Lifetime Moderate 2055 Index	3.86%	5.41%

Secondary Benchmark: S&P Target Date 2055+ Index-GDR	5.49%	7.53%

*    Inception date: December 15, 2014.

†     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

28	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

12/15/14* TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Multi-Manager Select 2055 Fund Class A shares (from 12/15/14* to 7/31/15) as compared to the performance of the Fund’s benchmarks. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

*	Inception date: 12/15/2014.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	29

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	1.80%	-2.49%

Class C Shares
Since Inception*	1.30%	0.30%

Advisor Class Shares†
Since Inception*	2.00%	2.00%

Class R Shares†
Since Inception*	1.62%	1.62%

Class K Shares†
Since Inception*	1.84%	1.84%

Class I Shares†
Since Inception*	1.95%	1.95%

Class Z Shares†
Since Inception*	1.95%	1.95%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.31%, 2.08%, 1.06%, 1.71%, 1.4%, 1.07% and 0.97% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.39%, 1.14%, 0.14%, 0.64%, 0.39%, 0.14% and 0.14% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

30	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	-2.78%

Class C Shares
Since Inception*	0.10%

Advisor Class Shares†
Since Inception*	1.70%

Class R Shares†
Since Inception*	1.42%

Class K Shares†
Since Inception*	1.53%

Class I Shares†
Since Inception*	1.65%

Class Z Shares†
Since Inception*	1.65%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	31

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	2.58%	-1.74%

Class C Shares
Since Inception*	2.04%	1.04%

Advisor Class Shares†
Since Inception*	2.70%	2.70%

Class R Shares†
Since Inception*	2.43%	2.43%

Class K Shares†
Since Inception*	2.54%	2.54%

Class I Shares†
Since Inception*	2.76%	2.76%

Class Z Shares†
Since Inception*	2.76%	2.76%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.37%, 2.14%, 1.12%, 1.77%, 1.46%, 1.13% and 1.03% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.38%, 1.13%, 0.13%, 0.63%, 0.38%, 0.13% and 0.13% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

32	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2010 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	-2.12%

Class C Shares
Since Inception*	0.74%

Advisor Class Shares†
Since Inception*	2.29%

Class R Shares†
Since Inception*	2.02%

Class K Shares†
Since Inception*	2.13%

Class I Shares†
Since Inception*	2.35%

Class Z Shares†
Since Inception*	2.35%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	33

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	2.99%	-1.35%

Class C Shares
Since Inception*	2.45%	1.45%

Advisor Class Shares†
Since Inception*	3.11%	3.11%

Class R Shares†
Since Inception*	2.84%	2.84%

Class K Shares†
Since Inception*	3.06%	3.06%

Class I Shares†
Since Inception*	3.17%	3.17%

Class Z Shares†
Since Inception*	3.17%	3.17%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.38%, 2.15%, 1.13%, 1.78%, 1.47%, 1.14% and 1.04% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.42%, 1.17%, 0.17%, 0.67%, 0.42%, 0.17% and 0.17% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

34	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2015 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	-1.92%

Class C Shares
Since Inception*	0.95%

Advisor Class Shares†
Since Inception*	2.50%

Class R Shares†
Since Inception*	2.22%

Class K Shares†
Since Inception*	2.44%

Class I Shares†
Since Inception*	2.46%

Class Z Shares†
Since Inception*	2.45%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	35

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	3.58%	-0.78%

Class C Shares
Since Inception*	3.04%	2.04%

Advisor Class Shares†
Since Inception*	3.80%	3.80%

Class R Shares†
Since Inception*	3.43%	3.43%

Class K Shares†
Since Inception*	3.65%	3.65%

Class I Shares†
Since Inception*	3.76%	3.76%

Class Z Shares†
Since Inception*	3.76%	3.76%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.39%, 2.16%, 1.14%, 1.79%, 1.48%, 1.15% and 1.05% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.46%, 1.21%, 0.21%, 0.71%, 0.46%, 0.21% and 0.21% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

36	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2020 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	-1.07%

Class C Shares
Since Inception*	1.84%

Advisor Class Shares†
Since Inception*	3.39%

Class R Shares†
Since Inception*	3.12%

Class K Shares†
Since Inception*	3.34%

Class I Shares†
Since Inception*	3.35%

Class Z Shares†
Since Inception*	3.45%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	37

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	4.43%	0.03%

Class C Shares
Since Inception*	3.99%	2.99%

Advisor Class Shares†
Since Inception*	4.65%	4.65%

Class R Shares†
Since Inception*	4.28%	4.28%

Class K Shares†
Since Inception*	4.50%	4.50%

Class I Shares†
Since Inception*	4.62%	4.62%

Class Z Shares†
Since Inception*	4.62%	4.62%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.4%, 2.17%, 1.15%, 1.8%, 1.49%, 1.16% and 1.06% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.45%, 1.20%, 0.20%, 0.70%, 0.45%, 0.20% and 0.20% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

38	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2025 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	-0.65%

Class C Shares
Since Inception*	2.38%

Advisor Class Shares†
Since Inception*	3.94%

Class R Shares†
Since Inception*	3.56%

Class K Shares†
Since Inception*	3.78%

Class I Shares†
Since Inception*	3.90%

Class Z Shares†
Since Inception*	3.90%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	39

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	5.49%	1.04%

Class C Shares
Since Inception*	5.04%	4.04%

Advisor Class Shares†
Since Inception*	5.71%	5.71%

Class R Shares†
Since Inception*	5.35%	5.35%

Class K Shares†
Since Inception*	5.47%	5.47%

Class I Shares†
Since Inception*	5.69%	5.69%

Class Z Shares†
Since Inception*	5.69%	5.69%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.41%, 2.18%, 1.16%, 1.81%, 1.5%, 1.17% and 1.07% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.49%, 1.24%, 0.24%, 0.74%, 0.49%, 0.24% and 0.24% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

40	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2030 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	0.17%

Class C Shares
Since Inception*	3.13%

Advisor Class Shares†
Since Inception*	4.79%

Class R Shares†
Since Inception*	4.42%

Class K Shares†
Since Inception*	4.54%

Class I Shares†
Since Inception*	4.76%

Class Z Shares†
Since Inception*	4.76%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	41

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	6.34%	1.86%

Class C Shares
Since Inception*	5.90%	4.90%

Advisor Class Shares†
Since Inception*	6.46%	6.46%

Class R Shares†
Since Inception*	6.22%	6.22%

Class K Shares†
Since Inception*	6.34%	6.34%

Class I Shares†
Since Inception*	6.56%	6.56%

Class Z Shares†
Since Inception*	6.56%	6.56%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.41%, 2.18%, 1.16%, 1.81%, 1.5%, 1.17% and 1.07% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.49%, 1.24%, 0.24%, 0.74%, 0.49%, 0.24% and 0.24% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

42	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2035 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	0.98%

Class C Shares
Since Inception*	3.98%

Advisor Class Shares†
Since Inception*	5.54%

Class R Shares†
Since Inception*	5.29%

Class K Shares†
Since Inception*	5.41%

Class I Shares†
Since Inception*	5.53%

Class Z Shares†
Since Inception*	5.52%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	43

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	6.92%	2.41%

Class C Shares
Since Inception*	6.57%	5.57%

Advisor Class Shares†
Since Inception*	7.24%	7.24%

Class R Shares†
Since Inception*	6.91%	6.91%

Class K Shares†
Since Inception*	7.03%	7.03%

Class I Shares†
Since Inception*	7.25%	7.25%

Class Z Shares†
Since Inception*	7.25%	7.25%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.42%, 2.19%, 1.17%, 1.82%, 1.51%, 1.18% and 1.08% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate shares of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.53%, 1.28%, 0.28%, 0.78%, 0.53%, 0.28% and 0.28% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

44	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2040 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	1.23%

Class C Shares
Since Inception*	4.34%

Advisor Class Shares†
Since Inception*	5.91%

Class R Shares†
Since Inception*	5.66%

Class K Shares†
Since Inception*	5.78%

Class I Shares†
Since Inception*	5.90%

Class Z Shares†
Since Inception*	5.90%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	45

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	7.21%	2.69%

Class C Shares
Since Inception*	6.76%	5.76%

Advisor Class Shares†
Since Inception*	7.43%	7.43%

Class R Shares†
Since Inception*	7.10%	7.10%

Class K Shares†
Since Inception*	7.32%	7.32%

Class I Shares†
Since Inception*	7.34%	7.34%

Class Z Shares†
Since Inception*	7.34%	7.34%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.41%, 2.18%, 1.16%, 1.81%, 1.5%, 1.17% and 1.07% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.54%, 1.29%, 0.29%, 0.79%, 0.54%, 0.29% and 0.29% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

46	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2045 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	1.52%

Class C Shares
Since Inception*	4.54%

Advisor Class Shares†
Since Inception*	6.20%

Class R Shares†
Since Inception*	5.86%

Class K Shares†
Since Inception*	6.08%

Class I Shares†
Since Inception*	6.20%

Class Z Shares†
Since Inception*	6.20%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	47

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	7.06%	2.55%

Class C Shares
Since Inception*	6.51%	5.51%

Advisor Class Shares†
Since Inception*	7.18%	7.18%

Class R Shares†
Since Inception*	6.85%	6.85%

Class K Shares†
Since Inception*	6.97%	6.97%

Class I Shares†
Since Inception*	7.19%	7.19%

Class Z Shares†
Since Inception*	7.19%	7.19%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.42%, 2.19%, 1.17%, 1.82%, 1.51%, 1.18% and 1.08% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.53%, 1.28%, 0.28%, 0.78%, 0.53%, 0.28% and 0.28% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

48	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2050 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	1.57%

Class C Shares
Since Inception*	4.59%

Advisor Class Shares†
Since Inception*	6.16%

Class R Shares†
Since Inception*	5.91%

Class K Shares†
Since Inception*	5.93%

Class I Shares†
Since Inception*	6.15%

Class Z Shares†
Since Inception*	6.15%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	49

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	6.96%	2.45%

Class C Shares
Since Inception*	6.51%	5.51%

Advisor Class Shares†
Since Inception*	7.18%	7.18%

Class R Shares†
Since Inception*	6.85%	6.85%

Class K Shares†
Since Inception*	6.86%	6.86%

Class I Shares†
Since Inception*	7.19%	7.19%

Class Z Shares†
Since Inception*	7.19%	7.19%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.42%, 2.19%, 1.17%, 1.82%, 1.51%, 1.18% and 1.08% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements and inclusive of the Fund’s proportionate share of Underlying Fund fees and expenses. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expense ratios exclusive of Underlying Fund fees and expenses interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs to 0.53%, 1.28%, 0.28%, 0.78%, 0.53%, 0.28% and 0.28% for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These waivers/reimbursements may not be terminated before January 5, 2016 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

*	Inception date: 12/15/2014.

†	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

(Historical Performance continued on next page)

50	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Historical Performance

AB MULTI-MANAGER SELECT 2055 FUND

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
Since Inception*	1.57%

Class C Shares
Since Inception*	4.59%

Advisor Class Shares†
Since Inception*	6.16%

Class R Shares†
Since Inception*	5.91%

Class K Shares†
Since Inception*	5.93%

Class I Shares†
Since Inception*	6.15%

Class Z Shares†
Since Inception*	6.15%

*	Inception date: 12/15/2014.

†	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Funds. The inception date for these share classes is listed above.

See Disclosures, Risks and Note about Historical Performance on pages 5-7.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	51

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Funds invest. These expenses are not included in the table below.

Hypothetical Example for Comparison Purposes

The first line of each table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Each Fund will indirectly bear its pro rata share of the expenses incurred by the Underlying Portfolios in which the Funds invest. These expenses are not included in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AB Multi-Manager Select Retirement Allocation Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,004.90	$1.94	0.39%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%
Class C
Actual	$1,000	$1,001.00	$5.66	1.14%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%
Advisor Class
Actual	$1,000	$1,006.90	$0.70	0.14%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%
Class R
Actual	$1,000	$1,004.00	$3.18	0.64%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%

52	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class K
Actual	$1,000	$1,005.00	$1.94	0.39%
Hypothetical**	$1,000	$1,022.86	$1.96	0.39%
Class I
Actual	$1,000	$1,006.00	$0.70	0.14%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%
Class Z
Actual	$1,000	$1,006.00	$0.70	0.14%
Hypothetical**	$1,000	$1,024.10	$0.70	0.14%

AB Multi-Manager Select 2010 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,011.90	$1.90	0.38%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%
Class C
Actual	$1,000	$1,006.90	$5.62	1.13%
Hypothetical**	$1,000	$1,019.19	$5.66	1.13%
Advisor Class
Actual	$1,000	$1,011.90	$0.65	0.13%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%
Class R
Actual	$1,000	$1,010.10	$3.14	0.63%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%
Class K
Actual	$1,000	$1,011.10	$1.89	0.38%
Hypothetical**	$1,000	$1,022.91	$1.91	0.38%
Class I
Actual	$1,000	$1,013.10	$0.65	0.13%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%
Class Z
Actual	$1,000	$1,013.10	$0.65	0.13%
Hypothetical**	$1,000	$1,024.15	$0.65	0.13%

AB Multi-Manager Select 2015 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,015.80	$2.10	0.42%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%
Class C
Actual	$1,000	$1,010.90	$5.83	1.17%
Hypothetical**	$1,000	$1,018.99	$5.86	1.17%
Advisor Class
Actual	$1,000	$1,016.80	$0.85	0.17%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	53

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class R
Actual	$1,000	$1,014.10	$3.35	0.67%
Hypothetical**	$1,000	$1,021.47	$3.36	0.67%
Class K
Actual	$1,000	$1,016.10	$2.10	0.42%
Hypothetical**	$1,000	$1,022.71	$2.11	0.42%
Class I
Actual	$1,000	$1,017.10	$0.85	0.17%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%
Class Z
Actual	$1,000	$1,017.10	$0.85	0.17%
Hypothetical**	$1,000	$1,023.95	$0.85	0.17%

AB Multi-Manager Select 2020 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,021.90	$2.31	0.46%
Hypothetical**	$1,000	$1,022.51	$2.31	0.46%
Class C
Actual	$1,000	$1,016.90	$6.05	1.21%
Hypothetical**	$1,000	$1,018.79	$6.06	1.21%
Advisor Class
Actual	$1,000	$1,023.90	$1.05	0.21%
Hypothetical**	$1,000	$1,023.75	$1.05	0.21%
Class R
Actual	$1,000	$1,020.20	$3.56	0.71%
Hypothetical**	$1,000	$1,021.27	$3.56	0.71%
Class K
Actual	$1,000	$1,022.20	$2.31	0.46%
Hypothetical**	$1,000	$1,022.51	$2.31	0.46%
Class I
Actual	$1,000	$1,023.30	$1.05	0.21%
Hypothetical**	$1,000	$1,023.75	$1.05	0.21%
Class Z
Actual	$1,000	$1,023.30	$1.05	0.21%
Hypothetical**	$1,000	$1,023.75	$1.05	0.21%

AB Multi-Manager Select 2025 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,029.90	$2.26	0.45%
Hypothetical**	$1,000	$1,022.56	$2.26	0.45%

54	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class C
Actual	$1,000	$1,026.90	$6.03	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%
Advisor Class
Actual	$1,000	$1,031.90	$1.01	0.20%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%
Class R
Actual	$1,000	$1,029.40	$3.52	0.70%
Hypothetical**	$1,000	$1,021.32	$3.51	0.70%
Class K
Actual	$1,000	$1,030.40	$2.27	0.45%
Hypothetical**	$1,000	$1,022.56	$2.26	0.45%
Class I
Actual	$1,000	$1,031.40	$1.01	0.20%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%
Class Z
Actual	$1,000	$1,031.40	$1.01	0.20%
Hypothetical**	$1,000	$1,023.80	$1.00	0.20%

AB Multi-Manager Select 2030 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,041.10	$2.48	0.49%
Hypothetical**	$1,000	$1,022.36	$2.46	0.49%
Class C
Actual	$1,000	$1,038.10	$6.27	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Advisor Class
Actual	$1,000	$1,043.10	$1.22	0.24%
Hypothetical**	$1,000	$1,023.60	$1.20	0.24%
Class R
Actual	$1,000	$1,039.80	$3.74	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class K
Actual	$1,000	$1,040.80	$2.48	0.49%
Hypothetical**	$1,000	$1,022.36	$2.46	0.49%
Class I
Actual	$1,000	$1,042.80	$1.22	0.24%
Hypothetical**	$1,000	$1,023.60	$1.20	0.24%
Class Z
Actual	$1,000	$1,042.80	$1.22	0.24%
Hypothetical**	$1,000	$1,023.60	$1.20	0.24%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	55

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2035 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,050.30	$2.49	0.49%
Hypothetical**	$1,000	$1,022.36	$2.46	0.49%
Class C
Actual	$1,000	$1,046.30	$6.29	1.24%
Hypothetical**	$1,000	$1,018.65	$6.21	1.24%
Advisor Class
Actual	$1,000	$1,050.30	$1.22	0.24%
Hypothetical**	$1,000	$1,023.60	$1.20	0.24%
Class R
Actual	$1,000	$1,049.10	$3.76	0.74%
Hypothetical**	$1,000	$1,021.12	$3.71	0.74%
Class K
Actual	$1,000	$1,050.20	$2.49	0.49%
Hypothetical**	$1,000	$1,022.36	$2.46	0.49%
Class I
Actual	$1,000	$1,052.20	$1.22	0.24%
Hypothetical**	$1,000	$1,023.60	$1.20	0.24%
Class Z
Actual	$1,000	$1,052.20	$1.22	0.24%
Hypothetical**	$1,000	$1,023.60	$1.20	0.24%

AB Multi-Manager Select 2040 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,057.90	$2.70	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class C
Actual	$1,000	$1,055.90	$6.52	1.28%
Hypothetical**	$1,000	$1,018.45	$6.41	1.28%
Advisor Class
Actual	$1,000	$1,060.90	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
Class R
Actual	$1,000	$1,057.90	$3.98	0.78%
Hypothetical**	$1,000	$1,020.93	$3.91	0.78%
Class K
Actual	$1,000	$1,058.90	$2.71	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class I
Actual	$1,000	$1,061.00	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
Class Z
Actual	$1,000	$1,061.00	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%

56	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2045 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,058.40	$2.76	0.54%
Hypothetical**	$1,000	$1,022.12	$2.71	0.54%
Class C
Actual	$1,000	$1,055.40	$6.57	1.29%
Hypothetical**	$1,000	$1,018.40	$6.46	1.29%
Advisor Class
Actual	$1,000	$1,060.40	$1.48	0.29%
Hypothetical**	$1,000	$1,023.36	$1.45	0.29%
Class R
Actual	$1,000	$1,058.50	$4.03	0.79%
Hypothetical**	$1,000	$1,020.88	$3.96	0.79%
Class K
Actual	$1,000	$1,059.40	$2.76	0.54%
Hypothetical**	$1,000	$1,022.12	$2.71	0.54%
Class I
Actual	$1,000	$1,059.40	$1.48	0.29%
Hypothetical**	$1,000	$1,023.36	$1.45	0.29%
Class Z
Actual	$1,000	$1,059.40	$1.48	0.29%
Hypothetical**	$1,000	$1,023.36	$1.45	0.29%

AB Multi-Manager Select 2050 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,054.30	$2.70	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class C
Actual	$1,000	$1,051.40	$6.51	1.28%
Hypothetical**	$1,000	$1,018.35	$6.41	1.28%
Advisor Class
Actual	$1,000	$1,056.30	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
Class R
Actual	$1,000	$1,053.20	$3.97	0.78%
Hypothetical**	$1,000	$1,020.93	$3.91	0.78%
Class K
Actual	$1,000	$1,053.20	$2.70	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class I
Actual	$1,000	$1,056.30	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
Class Z
Actual	$1,000	$1,056.30	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	57

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

AB Multi-Manager Select 2055 Fund

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,054.30	$2.70	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class C
Actual	$1,000	$1,051.40	$6.51	1.28%
Hypothetical**	$1,000	$1,018.45	$6.41	1.28%
Advisor Class
Actual	$1,000	$1,056.30	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
Class R
Actual	$1,000	$1,053.20	$3.97	0.78%
Hypothetical**	$1,000	$1,020.93	$3.91	0.78%
Class K
Actual	$1,000	$1,053.20	$2.70	0.53%
Hypothetical**	$1,000	$1,022.17	$2.66	0.53%
Class I
Actual	$1,000	$1,056.30	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
Class Z
Actual	$1,000	$1,056.30	$1.43	0.28%
Hypothetical**	$1,000	$1,023.41	$1.40	0.28%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

58	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Expense Example

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,715

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	59

Portfolio Summary

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $1,619

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

60	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $5,609

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	61

Portfolio Summary

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,041

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

62	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $12,819

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	63

Portfolio Summary

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $9,557

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

64	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $8,521

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	65

Portfolio Summary

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $10,307

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

66	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $7,701

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	67

Portfolio Summary

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $2,741

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

68	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio Summary

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($thousand): $2,716

*	All data are as of July 31, 2015. The Fund’s holdings breakdown is expressed as a percentage of total investments and may vary over time.

The Fund invests in a combination of the Adviser’s mutual funds (“AB funds”) and mutual funds and exchange-traded funds managed by unaffiliated third parties (collectively, “Underlying Portfolios”). Detailed holdings information and financial statements of each of the Underlying Portfolios can be found in the Underlying Portfolio’s shareholder report filed with the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618. None of the Underlying Portfolios that are not AB funds nor their investment advisers or affiliates make any representations regarding the advisability of investing in the Fund. MFS is a registered service mark of Massachusetts Financial Services Company.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	69

Portfolio Summary

AB MULTI-MANAGER SELECT RETIREMENT ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.4%
Funds and Investment Trusts – 99.4%(a)
AB All Market Real Return Portfolio – Class Z	5,921	$50,209
AB Bond Inflation Strategy Portfolio – Class Z	8,100	85,540
AB Concentrated Growth Portfolio – Class Z(b)	1,161	34,230
AB Global Bond Fund, Inc. – Class Z	4,112	34,378
AB Global Real Estate Investment Fund II – Class I	3,174	34,088
AB Growth and Income Fund, Inc. – Class Z	11,952	68,606
AB High Income Fund, Inc. – Class Z	7,809	68,560
AB Intermediate Bond Portfolio – Class Z	11,577	128,855
AB Unconstrained Bond Fund, Inc. – Class Z	5,992	51,349
AQR Large Cap Momentum Style Fund – Class R6	584	12,795
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	4,928	29,270
Franklin Growth Fund – Class R6	163	12,881
Franklin Low Duration Total Return Fund – Class R6	20,489	205,101
Franklin Mutual Global Discovery Fund – Class R6	2,453	85,361
iShares 20+ Year Treasury Bond ETF	130	15,929
iShares Core S&P 500 ETF	181	38,329
MFS Institutional International Equity Fund	749	17,122
MFS New Discovery Fund – Class R5(b)	613	16,883
MFS Total Return Bond Fund – Class R5	4,774	51,418
MFS Value Fund – Class R5	477	17,015
T. Rowe Price Dividend Growth Fund, Inc.	2,311	85,459
T. Rowe Price Emerging Markets Stock Fund	328	10,374
T. Rowe Price Inflation Protected Bond Fund, Inc.	8,632	103,068
T. Rowe Price Institutional Long Duration Credit Fund	3,429	34,561
T. Rowe Price International Funds – International Discovery Fund	299	17,011
Templeton Global Bond Fund – Class R6	8,406	101,542
Vanguard FTSE Developed Markets ETF	849	34,155
Vanguard Short-Term Bond ETF	2,141	171,751
Vanguard Total Bond Market ETF	1,073	87,782
WisdomTree Japan Hedged Equity Fund ETF	18	1,034

Total Investment Companies (cost $1,704,822)		1,704,656

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $4,764)	4,764	4,764

Total Investments – 99.7% (cost $1,709,586)		1,709,420
Other assets less liabilities – 0.3%		5,586

Net Assets – 100.0%		$1,715,006

70	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	71

AB Multi-Manager Select Retirement Allocation Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2010 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Growth Portfolio – Class Z	1,738	$15,381
AB All Market Real Return Portfolio – Class Z	7,537	63,911
AB Bond Inflation Strategy Portfolio – Class Z	9,026	95,316
AB Concentrated Growth Portfolio – Class Z(b)	1,114	32,836
AB Global Bond Fund, Inc. – Class Z	3,842	32,119
AB Global Real Estate Investment Fund II – Class I	3,017	32,401
AB Growth and Income Fund, Inc. – Class Z	11,340	65,090
AB High Income Fund, Inc. – Class Z	10,846	95,227
AB Intermediate Bond Portfolio – Class Z	5,333	59,354
AB Unconstrained Bond Fund, Inc. – Class Z	3,844	32,940
AQR Large Cap Momentum Style Fund – Class R6	557	12,220
AQR Long-Short Equity Fund – Class R6	1,295	15,397
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	4,711	27,981
AQR Style Premia Alternative Fund – Class R6	4,603	45,753
Franklin Growth Fund – Class R6	155	12,271
Franklin Low Duration Total Return Fund – Class R6	3,997	40,013
Franklin Mutual Global Discovery Fund – Class R6	2,778	96,663
iShares 20+ Year Treasury Bond ETF	136	16,664
iShares Core S&P 500 ETF	525	111,174
MFS Institutional International Equity Fund	1,393	31,848
MFS New Discovery Fund – Class R5(b)	594	16,375
MFS Total Return Bond Fund – Class R5	7,288	78,493
MFS Value Fund – Class R5	457	16,295
T. Rowe Price Dividend Growth Fund, Inc.	2,205	81,534
T. Rowe Price Emerging Markets Stock Fund	1,282	40,568
T. Rowe Price Inflation Protected Bond Fund, Inc.	6,780	80,949
T. Rowe Price Institutional Long Duration Credit Fund	3,182	32,074
T. Rowe Price International Funds – International Discovery Fund	284	16,182
Templeton Global Bond Fund – Class R6	9,253	111,772
Vanguard FTSE Developed Markets ETF	1,344	54,069
Vanguard Mid-Cap ETF	128	16,502
Vanguard Short-Term Bond ETF	658	52,785
Vanguard Total Bond Market ETF	943	77,147
WisdomTree Japan Hedged Equity Fund ETF	37	2,126

Total Investment Companies (cost $1,610,516)		1,611,430

72	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $2,929)	2,929	$2,929

Total Investments – 99.7% (cost $1,613,445)		1,614,359
Other assets less liabilities – 0.3%		5,055

Net Assets – 100.0%		$1,619,414

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	73

AB Multi-Manager Select 2010 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2015 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 97.1%
Funds and Investment Trusts – 97.1%(a)
AB All Market Growth Portfolio – Class Z	6,348	$56,182
AB All Market Real Return Portfolio – Class Z	20,326	172,362
AB Bond Inflation Strategy Portfolio – Class Z	27,088	286,047
AB Concentrated Growth Portfolio – Class Z(b)	3,781	111,479
AB Global Bond Fund, Inc. – Class Z	25,521	213,352
AB Global Real Estate Investment Fund II – Class I	15,215	163,410
AB Growth and Income Fund, Inc. – Class Z	38,907	223,325
AB High Income Fund, Inc. – Class Z	38,356	336,764
AB Intermediate Bond Portfolio – Class Z	13,111	145,931
AB Unconstrained Bond Fund, Inc. – Class Z	13,098	112,250
AQR Large Cap Momentum Style Fund – Class R6	1,914	41,965
AQR Long-Short Equity Fund – Class R6	8,937	106,264
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	17,830	105,907
AQR Style Premia Alternative Fund – Class R6	16,965	168,633
Franklin Growth Fund – Class R6	1,168	92,352
Franklin Low Duration Total Return Fund – Class R6	6,146	61,521
Franklin Mutual Global Discovery Fund – Class R6	9,646	335,667
iShares 20+ Year Treasury Bond ETF	406	49,747
iShares Core S&P 500 ETF	2,193	464,390
MFS Institutional International Equity Fund	4,930	112,695
MFS New Discovery Fund – Class R5(b)	2,039	56,173
MFS Total Return Bond Fund – Class R5	16,664	179,471
MFS Value Fund – Class R5	1,564	55,788
T. Rowe Price Dividend Growth Fund, Inc.	8,926	329,977
T. Rowe Price Emerging Markets Stock Fund	5,335	168,745
T. Rowe Price Inflation Protected Bond Fund, Inc.	23,499	280,582
T. Rowe Price Institutional Long Duration Credit Fund	11,152	112,414
T. Rowe Price International Funds – International Discovery Fund	988	56,225
Templeton Global Bond Fund – Class R6	28,265	341,446
Vanguard FTSE Developed Markets ETF	5,635	226,696
Vanguard Mid-Cap ETF	375	48,345
Vanguard Short-Term Bond ETF	900	72,198
Vanguard Total Bond Market ETF	1,739	142,268
WisdomTree Japan Hedged Equity Fund ETF	274	15,741

Total Investment Companies (proceeds $5,455,036)		5,446,312

74	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $31,334)	31,334	$31,334

Total Investments – 97.7% (cost $5,486,370)		5,477,646
Other assets less liabilities – 2.3%		131,285

Net Assets – 100.0%		$5,608,931

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	75

AB Multi-Manager Select 2015 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2020 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 97.3%
Funds and Investment Trusts – 97.3%(a)
AB All Market Growth Portfolio – Class Z	19,020	$168,327
AB All Market Real Return Portfolio – Class Z	31,053	263,326
AB Bond Inflation Strategy Portfolio – Class Z	19,267	203,459
AB Concentrated Growth Portfolio – Class Z(b)	5,992	176,646
AB Discovery Value Fund – Class Z	3,926	79,699
AB Global Bond Fund, Inc. – Class Z	42,486	355,187
AB Global Real Estate Investment Fund II – Class I	24,825	266,617
AB Growth and Income Fund, Inc. – Class Z	75,241	431,884
AB High Income Fund, Inc. – Class Z	69,820	613,018
AB Intermediate Bond Portfolio – Class Z	12,747	141,878
AB Unconstrained Bond Fund, Inc. – Class Z	20,683	177,254
AQR Large Cap Momentum Style Fund – Class R6	3,025	66,311
AQR Long-Short Equity Fund – Class R6	21,499	255,620
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	29,579	175,699
AQR Small Cap Momentum Style Fund – Class R6	3,696	80,277
AQR Style Premia Alternative Fund – Class R6	18,635	185,229
Franklin Growth Fund – Class R6	2,961	234,125
Franklin Low Duration Total Return Fund – Class R6	882	8,829
Franklin Mutual Global Discovery Fund – Class R6	15,271	531,438
iShares 20+ Year Treasury Bond ETF	729	89,324
iShares Core S&P 500 ETF	3,652	773,348
MFS Institutional International Equity Fund	7,793	178,145
MFS New Discovery Fund – Class R5(b)	3,227	88,906
MFS Total Return Bond Fund – Class R5	9,874	106,347
MFS Value Fund – Class R5	6,917	246,736
T. Rowe Price Dividend Growth Fund, Inc.	14,345	530,332
T. Rowe Price Emerging Markets Stock Fund	8,351	264,128
T. Rowe Price Inflation Protected Bond Fund, Inc.	23,763	283,726
T. Rowe Price Institutional Long Duration Credit Fund	17,676	178,177
T. Rowe Price International Funds – International Discovery Fund	2,956	168,289
Templeton Global Bond Fund – Class R6	43,782	528,883
Vanguard FTSE Developed Markets ETF	11,153	448,685
Vanguard Mid-Cap ETF	672	86,634
Vanguard Short-Term Bond ETF	1,097	88,001
Vanguard Total Bond Market ETF	3,467	283,635
WisdomTree Japan Hedged Equity Fund ETF	681	39,123

Total Investment Companies (cost $8,813,917)		8,797,242

76	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $74,141)	74,141	$74,141

Total Investments – 98.1% (cost $8,888,058)		8,871,383
Other assets less liabilities – 1.9%		169,689

Net Assets – 100.0%		$9,041,072

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	77

AB Multi-Manager Select 2020 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2025 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 95.4%
Funds and Investment Trusts – 95.4%(a)
AB All Market Growth Portfolio – Class Z	28,021	$247,988
AB All Market Real Return Portfolio – Class Z	30,204	256,127
AB Bond Inflation Strategy Portfolio – Class Z	2,361	24,935
AB Concentrated Growth Portfolio – Class Z(b)	12,269	361,698
AB Discovery Growth Fund, Inc. – Class Z(b)	10,894	111,227
AB Discovery Value Fund – Class Z	6,154	124,923
AB Global Bond Fund, Inc. – Class Z	59,906	500,811
AB Global Real Estate Investment Fund II – Class I	34,695	372,622
AB Growth and Income Fund, Inc. – Class Z	148,071	849,930
AB High Income Fund, Inc. – Class Z	99,459	873,254
AB Intermediate Bond Portfolio – Class Z	16,864	187,694
AB Unconstrained Bond Fund, Inc. – Class Z	16,010	137,207
AQR Large Cap Momentum Style Fund – Class R6	9,359	205,140
AQR Long-Short Equity Fund – Class R6	31,506	374,608
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	41,039	243,773
AQR Small Cap Momentum Style Fund – Class R6	5,646	122,635
AQR Style Premia Alternative Fund – Class R6	25,265	251,130
Franklin Growth Fund – Class R6	4,353	344,178
Franklin Mutual Global Discovery Fund – Class R6	21,450	746,467
iShares 20+ Year Treasury Bond ETF	988	121,060
iShares Core S&P 500 ETF	4,360	923,274
MFS Institutional International Equity Fund	15,829	361,840
MFS New Discovery Fund – Class R5(b)	4,466	123,036
MFS Total Return Bond Fund – Class R5	1,160	12,490
MFS Value Fund – Class R5	13,557	483,592
T. Rowe Price Dividend Growth Fund, Inc.	20,214	747,325
T. Rowe Price Emerging Markets Stock Fund	11,382	360,005
T. Rowe Price Inflation Protected Bond Fund, Inc.	22,017	262,885
T. Rowe Price Institutional Long Duration Credit Fund	24,986	251,857
T. Rowe Price International Funds – International Discovery Fund	4,355	247,933
Templeton Global Bond Fund – Class R6	52,068	628,979
Vanguard FTSE Developed Markets ETF	17,875	719,111
Vanguard FTSE Emerging Markets ETF	3,366	128,985
Vanguard Mid-Cap ETF	894	115,255
Vanguard Short-Term Bond ETF	1,446	115,998
Vanguard Total Bond Market ETF	2,909	237,985
WisdomTree Japan Hedged Equity Fund ETF	949	54,520

Total Investment Companies (cost $12,275,897)		12,232,477

78	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $50,887)	50,887	$50,887

Total Investments – 95.8% (cost $12,326,784)		12,283,364
Other assets less liabilities – 4.2%		535,709

Net Assets – 100.0%		$12,819,073

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	79

AB Multi-Manager Select 2025 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2030 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.5%
Funds and Investment Trusts – 99.5%(a)
AB All Market Growth Portfolio – Class Z	21,563	$190,831
AB All Market Real Return Portfolio – Class Z	12,377	104,957
AB Concentrated Growth Portfolio – Class Z(b)	9,710	286,247
AB Discovery Growth Fund, Inc. – Class Z(b)	9,345	95,416
AB Discovery Value Fund – Class Z	8,931	181,290
AB Global Bond Fund, Inc. – Class Z	45,653	381,662
AB Global Real Estate Investment Fund II – Class I	26,652	286,247
AB Growth and Income Fund, Inc. – Class Z	146,282	839,657
AB High Income Fund, Inc. – Class Z	56,510	496,161
AB Intermediate Bond Portfolio – Class Z	12,859	143,123
AB Unconstrained Bond Fund, Inc. – Class Z	11,134	95,416
AQR Large Cap Momentum Style Fund – Class R6	15,453	338,725
AQR Long-Short Equity Fund – Class R6	31,297	372,121
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	32,126	190,831
AQR Small Cap Momentum Style Fund – Class R6	4,393	95,416
AQR Style Premia Alternative Fund – Class R6	10,559	104,957
Franklin Growth Fund – Class R6	3,319	262,393
Franklin Mutual Global Discovery Fund – Class R6	16,451	572,493
iShares 20+ Year Treasury Bond ETF	765	93,735
iShares Core S&P 500 ETF	3,515	744,336
MFS Institutional International Equity Fund	16,278	372,121
MFS New Discovery Fund – Class R5(b)	6,580	181,290
MFS Value Fund – Class R5	15,515	553,410
T. Rowe Price Dividend Growth Fund, Inc.	13,163	486,620
T. Rowe Price Emerging Markets Stock Fund	11,765	372,121
T. Rowe Price Inflation Protected Bond Fund, Inc.	1,598	19,083
T. Rowe Price Institutional Long Duration Credit Fund	1,893	19,083
T. Rowe Price International Funds – International Discovery Fund	3,352	190,831
Templeton Global Bond Fund – Class R6	25,276	305,330
Vanguard FTSE Developed Markets ETF	14,451	581,364
Vanguard FTSE Emerging Markets ETF	2,857	109,480
Vanguard Mid-Cap ETF	1,449	186,805
Vanguard Total Bond Market ETF	2,492	203,871
WisdomTree Japan Hedged Equity Fund ETF	917	52,682

Total Investment Companies (cost $9,531,272)		9,510,105

80	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $88,990)	88,990	$88,990

Total Investments – 100.4% (cost $9,620,262)		9,599,095
Other assets less liabilities – (0.4)%		(42,562)

Net Assets – 100.0%		$9,556,533

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	81

AB Multi-Manager Select 2030 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2035 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.1%
Funds and Investment Trusts – 99.1%(a)
AB All Market Growth Portfolio – Class Z	27,689	$245,043
AB All Market Real Return Portfolio – Class Z	989	8,383
AB Concentrated Growth Portfolio – Class Z(b)	16,364	482,410
AB Discovery Growth Fund, Inc. – Class Z(b)	8,341	85,164
AB Discovery Value Fund – Class Z	8,408	170,686
AB Global Bond Fund, Inc. – Class Z	13,090	109,436
AB Global Real Estate Investment Fund II – Class I	16,561	177,863
AB Growth and Income Fund, Inc. – Class Z	185,307	1,063,663
AB High Income Fund, Inc. – Class Z	30,826	270,651
AB Intermediate Bond Portfolio – Class Z	11,342	126,241
AB Unconstrained Bond Fund, Inc. – Class Z	983	8,425
AQR Large Cap Momentum Style Fund – Class R6	14,433	316,381
AQR Long-Short Equity Fund – Class R6	28,489	338,736
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	25,934	154,047
AQR Small Cap Momentum Style Fund – Class R6	7,419	161,130
AQR Style Premia Alternative Fund – Class R6	847	8,417
Franklin Growth Fund – Class R6	3,913	309,381
Franklin Mutual Global Discovery Fund – Class R6	12,385	430,998
iShares 20+ Year Treasury Bond ETF	711	87,119
iShares Core S&P 500 ETF	2,373	502,507
MFS Institutional International Equity Fund	14,830	339,025
MFS New Discovery Fund – Class R5(b)	6,157	169,629
MFS Value Fund – Class R5	18,466	658,670
T. Rowe Price Dividend Growth Fund, Inc.	9,383	346,891
T. Rowe Price Emerging Markets Stock Fund	9,682	306,237
T. Rowe Price International Funds – International Discovery Fund	4,294	244,479
Templeton Global Bond Fund – Class R6	14,597	176,334
Vanguard FTSE Developed Markets ETF	14,915	600,030
Vanguard FTSE Emerging Markets ETF	4,947	189,569
Vanguard Mid-Cap ETF	1,285	165,662
Vanguard Total Bond Market ETF	1,808	147,913
WisdomTree Japan Hedged Equity Fund ETF	732	42,053

Total Investment Companies (cost $8,432,669)		8,443,173

82	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $13,986)	13,986	$13,986

Total Investments – 99.3% (cost $8,446,655)		8,457,159
Other assets less liabilities – 0.7%		63,700

Net Assets – 100.0%		$8,520,859

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	83

AB Multi-Manager Select 2035 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2040 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.5%
Funds and Investment Trusts – 98.5%(a)
AB All Market Growth Portfolio – Class Z	34,444	$304,828
AB Concentrated Growth Portfolio – Class Z(b)	23,935	705,611
AB Discovery Growth Fund, Inc. – Class Z(b)	10,001	102,106
AB Discovery Value Fund – Class Z	10,116	205,354
AB Global Bond Fund, Inc. – Class Z	1,211	10,121
AB Global Real Estate Investment Fund II – Class I	18,984	203,889
AB Growth and Income Fund, Inc. – Class Z	280,115	1,607,858
AB High Income Fund, Inc. – Class Z	3,462	30,395
AB Intermediate Bond Portfolio – Class Z	13,625	151,643
AQR Large Cap Momentum Style Fund – Class R6	17,428	382,029
AQR Long-Short Equity Fund – Class R6	34,375	408,722
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	18,512	109,960
AQR Small Cap Momentum Style Fund – Class R6	9,368	203,485
Franklin Growth Fund – Class R6	6,036	477,257
Franklin Mutual Global Discovery Fund – Class R6	11,966	416,414
iShares 20+ Year Treasury Bond ETF	841	103,048
iShares Core S&P 500 ETF	2,819	596,951
MFS Institutional International Equity Fund	21,856	499,630
MFS New Discovery Fund – Class R5(b)	10,720	295,338
MFS Value Fund – Class R5	28,041	1,000,233
T. Rowe Price Dividend Growth Fund, Inc.	8,566	316,695
T. Rowe Price Emerging Markets Stock Fund	11,012	348,305
T. Rowe Price International Funds – International Discovery Fund	5,311	302,364
Templeton Global Bond Fund – Class R6	1,672	20,195
Vanguard FTSE Developed Markets ETF	17,856	718,347
Vanguard FTSE Emerging Markets ETF	8,599	329,514
Vanguard Mid-Cap ETF	665	85,732
Vanguard Total Bond Market ETF	1,986	162,475
WisdomTree Japan Hedged Equity Fund ETF	916	52,624

Total Investment Companies (cost $10,112,883)		10,151,123

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $64,784)	64,784	64,784

Total Investments – 99.1% (cost $10,177,667)		10,215,907
Other assets less liabilities – 0.9%		90,728

Net Assets – 100.0%		$10,306,635

84	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	85

AB Multi-Manager Select 2040 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2045 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 99.4%
Funds and Investment Trusts – 99.4%(a)
AB All Market Growth Portfolio – Class Z	26,049	$230,533
AB Concentrated Growth Portfolio – Class Z(b)	15,901	468,752
AB Discovery Growth Fund, Inc. – Class Z(b)	7,526	76,844
AB Discovery Value Fund – Class Z	10,978	222,849
AB Global Real Estate Investment Fund II – Class I	14,310	153,689
AB Growth and Income Fund, Inc. – Class Z	214,201	1,229,513
AB Intermediate Bond Portfolio – Class Z	10,356	115,267
AQR Large Cap Momentum Style Fund – Class R6	13,146	288,167
AQR Long-Short Equity Fund – Class R6	25,852	307,378
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	12,937	76,844
AQR Small Cap Momentum Style Fund – Class R6	7,076	153,689
Franklin Growth Fund – Class R6	5,491	434,172
Franklin Mutual Global Discovery Fund – Class R6	2,870	99,898
iShares 20+ Year Treasury Bond ETF	622	76,214
iShares Core S&P 500 ETF	2,157	456,766
MFS Institutional International Equity Fund	16,808	384,223
MFS New Discovery Fund – Class R5(b)	8,368	230,534
MFS Value Fund – Class R5	25,421	906,766
T. Rowe Price Dividend Growth Fund, Inc.	4,365	161,373
T. Rowe Price Emerging Markets Stock Fund	8,503	268,956
T. Rowe Price International Funds – International Discovery Fund	5,264	299,694
Vanguard FTSE Developed Markets ETF	13,677	550,226
Vanguard FTSE Emerging Markets ETF	6,877	263,527
Vanguard Mid-Cap ETF	530	68,327
Vanguard Total Bond Market ETF	1,348	110,280
WisdomTree Japan Hedged Equity Fund ETF	355	20,395

Total Investment Companies (cost $7,632,962)		7,654,876

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $152,292)	152,292	152,292

Total Investments – 101.4% (cost $7,785,254)		7,807,168
Other assets less liabilities – (1.4)%		(105,896)

Net Assets – 100.0%		$7,701,272

86	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	87

AB Multi-Manager Select 2045 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2050 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 98.3%
Funds and Investment Trusts – 98.3%(a)
AB All Market Growth Portfolio – Class Z	11,963	$105,871
AB Concentrated Growth Portfolio – Class Z(b)	5,481	161,594
AB Discovery Growth Fund, Inc. – Class Z(b)	2,662	27,183
AB Discovery Value Fund – Class Z	3,996	81,111
AB Global Real Estate Investment Fund II – Class I	3,803	40,840
AB Growth and Income Fund, Inc. – Class Z	75,196	431,628
AB Intermediate Bond Portfolio – Class Z	2,681	29,846
AQR Large Cap Momentum Style Fund – Class R6	5,735	125,718
AQR Long-Short Equity Fund – Class R6	7,046	83,774
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	4,534	26,933
AQR Small Cap Momentum Style Fund – Class R6	2,507	54,448
Franklin Growth Fund – Class R6	1,967	155,504
Franklin Mutual Global Discovery Fund – Class R6	78	2,703
iShares 20+ Year Treasury Bond ETF	220	26,957
iShares Core S&P 500 ETF	745	157,761
MFS Institutional International Equity Fund	7,027	160,635
MFS New Discovery Fund – Class R5(b)	2,956	81,426
MFS Value Fund – Class R5	9,068	323,469
T. Rowe Price Dividend Growth Fund, Inc.	146	5,405
T. Rowe Price Emerging Markets Stock Fund	4,554	144,045
T. Rowe Price International Funds – International Discovery Fund	1,909	108,668
Vanguard FTSE Developed Markets ETF	4,755	191,294
Vanguard FTSE Emerging Markets ETF	2,285	87,561
Vanguard Mid-Cap ETF	191	24,624
Vanguard Total Bond Market ETF	510	41,723
WisdomTree Japan Hedged Equity Fund ETF	225	12,926

Total Investment Companies (cost $2,670,252)		2,693,647

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $13,034)	13,034	13,034

Total Investments – 98.8% (cost $2,683,286)		2,706,681
Other assets less liabilities – 1.2%		34,022

Net Assets – 100.0%		$2,740,703

88	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2050 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	89

AB Multi-Manager Select 2050 Fund—Portfolio of Investments

AB MULTI-MANAGER SELECT 2055 FUND

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

INVESTMENT COMPANIES – 96.0%
Funds and Investment Trusts – 96.0%(a)
AB All Market Growth Portfolio – Class Z	12,199	$107,966
AB Concentrated Growth Portfolio – Class Z(b)	5,529	162,990
AB Discovery Growth Fund, Inc. – Class Z(b)	2,656	27,123
AB Discovery Value Fund – Class Z	4,031	81,825
AB Global Real Estate Investment Fund II – Class I	3,782	40,621
AB Growth and Income Fund, Inc. – Class Z	75,832	435,273
AB Intermediate Bond Portfolio – Class Z	2,414	26,868
AQR Large Cap Momentum Style Fund – Class R6	5,864	128,544
AQR Long-Short Equity Fund – Class R6	6,849	81,430
AQR Risk-Balanced Commodities Strategy LV Fund – Class R6(b)	4,470	26,555
AQR Small Cap Momentum Style Fund – Class R6	2,489	54,054
Franklin Growth Fund – Class R6	1,983	156,769
iShares 20+ Year Treasury Bond ETF	188	23,036
iShares Core S&P 500 ETF	633	134,044
MFS Institutional International Equity Fund	7,109	162,517
MFS New Discovery Fund – Class R5(b)	2,946	81,159
MFS Value Fund – Class R5	9,121	325,350
T. Rowe Price Emerging Markets Stock Fund	4,597	145,395
T. Rowe Price International Funds – International Discovery Fund	1,881	107,093
Vanguard FTSE Developed Markets ETF	4,017	161,604
Vanguard FTSE Emerging Markets ETF	1,934	74,111
Vanguard Mid-Cap ETF	156	20,112
Vanguard Total Bond Market ETF	424	34,687
WisdomTree Japan Hedged Equity Fund ETF	168	9,652

Total Investment Companies (cost $2,569,295)		2,608,778

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(a)(c) (cost $10,286)	10,286	10,286

Total Investments – 96.4% (cost $2,579,581)		2,619,064
Other assets less liabilities – 3.6%		96,655

Net Assets – 100.0%		$2,715,719

90	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select 2055 Fund—Portfolio of Investments

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ETF	– Exchange Traded Fund
FTSE	– Financial Times Stock Exchange

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	91

AB Multi-Manager Select 2055 Fund—Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

July 31, 2015

AB Multi-Manager Select Retirement Allocation Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $1,147,204)	$1,148,841
Affiliated issuers (cost $562,382)	560,579
Cash	191
Prepaid expenses	45,562
Receivable due from Adviser	45,773
Receivable for capital stock sold	809
Affiliated dividends receivable	674
Unaffiliated dividends receivable	524

Total assets	1,802,953

Liabilities
Audit and tax fee payable	27,917
Custody fee payable	26,793
Legal fee payable	17,720
Directors’ fees payable	7,263
Transfer Agent fee payable	3,018
Payable for investments purchased	741
Distribution fee payable	159
Accrued expenses	4,336

Total liabilities	87,947

Net Assets	$1,715,006

Composition of Net Assets
Capital stock, at par	$17
Additional paid-in capital	1,710,348
Undistributed net investment income	341
Accumulated net realized gain on investment transactions	4,466
Net unrealized depreciation on investments	(166)

$1,715,006

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$10,297	1,011	$10.18	*

C	$45,087	4,449	$10.13

Advisor	$10,200	1,000	$10.20

R	$10,168	1,014.36	$10.02

K	$670,439	66,802	$10.04

I	$958,607	95,359	$10.05

Z	$10,208	1,016	$10.05

*	The maximum offering price per share for Class A shares was $10.63 which reflects a sales charge of 4.25%.

See notes to financial statements.

92	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2010 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $1,082,160)	$1,086,855
Affiliated issuers (cost $531,285)	527,504
Prepaid expenses	45,562
Receivable due from Adviser	45,941
Affiliated dividends receivable	610
Receivable for capital stock sold	536
Unaffiliated dividends receivable	333

Total assets	1,707,341

Liabilities
Audit and tax fee payable	27,918
Custody fee payable	26,916
Legal fee payable	17,720
Directors’ fees payable	7,263
Transfer Agent fee payable	3,009
Payable for investments purchased	664
Distribution fee payable	107
Accrued expenses	4,330

Total liabilities	87,927

Net Assets	$1,619,414

Composition of Net Assets
Capital stock, at par	$16
Additional paid-in capital	1,613,712
Accumulated net realized gain on investment transactions	4,772
Net unrealized appreciation on investments	914

$1,619,414

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$15,754	1,540	$10.23	*

C	$10,232	1,005	$10.18

Advisor	$10,336	1,009	$10.24

R	$10,295	1,025.59	$10.04

K	$596,870	59,403	$10.05

I	$965,626	95,924	$10.07

Z	$10,301	1,023	$10.07

*	The maximum offering price per share for Class A shares was $10.68 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	93

Statement of Assets & Liabilities

AB Multi-Manager Select 2015 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $3,624,942)	$3,625,210
Affiliated issuers (cost $1,861,428)	1,852,436
Receivable for capital stock sold	639,740
Prepaid expenses	45,562
Receivable due from Adviser	45,261
Affiliated dividends receivable	1,367
Unaffiliated dividends receivable	509

Total assets	6,210,085

Liabilities
Payable for investments purchased	512,863
Transfer Agent fee payable	3,025
Distribution fee payable	709
Accrued expenses	84,557

Total liabilities	601,154

Net Assets	$5,608,931

Composition of Net Assets
Capital stock, at par	$56
Additional paid-in capital	5,611,119
Undistributed net investment income	2,341
Accumulated net realized gain on investment transactions	4,139
Net unrealized depreciation on investments	(8,724)

$5,608,931

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$167,530	16,336	$10.26	*

C	$373,692	36,594	$10.21

Advisor	$60,549	5,893	$10.27

R	$247,420	24,575	$10.07

K	$3,780,052	374,746	$10.09

I	$969,348	96,022	$10.10

Z	$10,340	1,024	$10.10

*	The maximum offering price per share for Class A shares was $10.72 which reflects a sales charge of 4.25%.

See notes to financial statements.

94	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2020 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $5,922,829)	$5,919,947
Affiliated issuers (cost $2,965,229)	2,951,436
Receivable for capital stock sold	174,680
Prepaid expenses	45,562
Receivable due from Adviser	42,651
Affiliated dividends receivable	3,834
Unaffiliated dividends receivable	823

Total assets	9,138,933

Liabilities
Audit and tax fee payable	27,917
Custody fee payable	27,211
Legal fee payable	17,720
Payable for investments purchased	8,838
Directors’ fees payable	7,263
Transfer Agent fee payable	2,957
Distribution fee payable	1,823
Accrued expenses	4,132

Total liabilities	97,861

Net Assets	$9,041,072

Composition of Net Assets
Capital stock, at par	$89
Additional paid-in capital	9,034,332
Undistributed net investment income	12,171
Accumulated net realized gain on investment transactions	11,155
Net unrealized depreciation on investments	(16,675)

$9,041,072

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$521,274	50,701	$10.28	*

C	$369,510	36,113	$10.23

Advisor	$15,351	1,491	$10.30

R	$295,540	29,286	$10.09

K	$6,853,789	677,867	$10.11

I	$975,206	96,382	$10.12

Z	$10,402	1,028	$10.12

*	The maximum offering price per share for Class A shares was $10.74 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	95

Statement of Assets & Liabilities

AB Multi-Manager Select 2025 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $8,206,324)	$8,184,061
Affiliated issuers (cost $4,120,460)	4,099,303
Receivable for capital stock sold	1,117,710
Prepaid expenses	45,562
Receivable due from Adviser	43,031
Affiliated dividends receivable	3,761
Unaffiliated dividends receivable	570

Total assets	13,493,998

Liabilities
Payable for investments purchased	585,324
Transfer Agent fee payable	2,993
Distribution fee payable	1,682
Accrued expenses	84,926

Total liabilities	674,925

Net Assets	$12,819,073

Composition of Net Assets
Capital stock, at par	$126
Additional paid-in capital	12,840,428
Undistributed net investment income	9,015
Accumulated net realized gain on investment transactions	12,924
Net unrealized depreciation on investments	(43,420)

$12,819,073

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$173,969	16,836	$10.33	*

C	$137,912	13,398	$10.29

Advisor	$534,472	51,622	$10.35

R	$481,912	47,525	$10.14

K	$10,496,767	1,033,057	$10.16

I	$983,559	96,702	$10.17

Z	$10,482	1,031	$10.17

*	The maximum offering price per share for Class A shares was $10.79 which reflects a sales charge of 4.25%.

See notes to financial statements.

96	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2030 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $6,423,079)	$6,409,098
Affiliated issuers (cost $3,197,183)	3,189,997
Prepaid expenses	45,562
Receivable due from Adviser	43,651
Receivable for capital stock sold	17,466
Receivable for investment securities sold	2,650
Affiliated dividends receivable	2,455
Unaffiliated dividends receivable	42

Total assets	9,710,921

Liabilities
Payable for investments purchased	64,734
Audit and tax fee payable	27,918
Custody fee payable	27,190
Legal fee payable	17,720
Transfer Agent fee payable	2,989
Distribution fee payable	1,276
Accrued expenses	12,561

Total liabilities	154,388

Net Assets	$9,556,533

Composition of Net Assets
Capital stock, at par	$93
Additional paid-in capital	9,551,293
Accumulated net realized gain on investment transactions	26,314
Net unrealized depreciation on investments	(21,167)

$9,556,533

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$317,185	30,518	$10.39	*

C	$19,687	1,902	$10.35

Advisor	$50,454	4,846	$10.41

R	$379,585	37,212	$10.20

K	$7,785,459	762,216	$10.21

I	$993,575	97,116	$10.23

Z	$10,588	1,035	$10.23

*	The maximum offering price per share for Class A shares was $10.85 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	97

Statement of Assets & Liabilities

AB Multi-Manager Select 2035 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $5,692,668)	$5,695,208
Affiliated issuers (cost $2,753,987)	2,761,951
Receivable for capital stock sold	63,935
Prepaid expenses	45,562
Receivable due from Adviser	43,748
Affiliated dividends receivable	1,473

Total assets	8,611,877

Liabilities
Audit and tax fee payable	27,918
Custody fee payable	27,099
Legal fee payable	17,720
Directors’ fees payable	7,263
Transfer Agent fee payable	3,028
Payable for investments purchased	1,636
Distribution fee payable	1,269
Accrued expenses	5,085

Total liabilities	91,018

Net Assets	$8,520,859

Composition of Net Assets
Capital stock, at par	$83
Additional paid-in capital	8,493,152
Accumulated net realized gain on investment transactions	17,120
Net unrealized appreciation on investments	10,504

$8,520,859

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$287,955	27,580	$10.44	*

C	$64,649	6,218	$10.40

Advisor	$171,353	16,393	$10.45

R	$216,484	21,125	$10.25

K	$6,768,441	659,624	$10.26

I	$1,001,307	97,442	$10.28

Z	$10,670	1,038	$10.28

*	The maximum offering price per share for Class A shares was $10.90 which reflects a sales charge of 4.25%.

See notes to financial statements.

98	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2040 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $6,812,850)	$6,829,318
Affiliated issuers (cost $3,364,817)	3,386,589
Receivable for capital stock sold	91,881
Prepaid expenses	45,562
Receivable due from Adviser	41,925
Affiliated dividends receivable	393

Total assets	10,395,668

Liabilities
Audit and tax fee payable	27,917
Custody fee payable	26,992
Legal fee payable	17,720
Directors’ fees payable	7,263
Transfer Agent fee payable	2,933
Distribution fee payable	1,251
Payable for investments purchased	434
Accrued expenses	4,523

Total liabilities	89,033

Net Assets	$10,306,635

Composition of Net Assets
Capital stock, at par	$100
Additional paid-in capital	10,251,321
Accumulated net realized gain on investment transactions	16,974
Net unrealized appreciation on investments	38,240

$10,306,635

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$76,587	7,347	$10.42	*

C	$26,202	2,522	$10.39

Advisor	$14,489	1,387	$10.45

R	$35,730	3,490	$10.24

K	$8,623,496	841,203	$10.25

I	$1,007,823	98,170	$10.27

Z	$522,308	50,875	$10.27

*	The maximum offering price per share for Class A shares was $10.88 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	99

Statement of Assets & Liabilities

AB Multi-Manager Select 2045 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $5,145,067)	$5,157,429
Affiliated issuers (cost $2,640,187)	2,649,739
Prepaid expenses	45,562
Receivable due from Adviser	43,002
Receivable for capital stock sold	32,312
Affiliated dividends receivable	197

Total assets	7,928,241

Liabilities
Payable for investments purchased	138,624
Audit and tax fee payable	27,917
Custody fee payable	26,885
Legal fee payable	17,720
Transfer Agent fee payable	2,978
Distribution fee payable	863
Payable for capital stock redeemed	162
Accrued expenses	11,820

Total liabilities	226,969

Net Assets	$7,701,272

Composition of Net Assets
Capital stock, at par	$74
Additional paid-in capital	7,664,400
Accumulated net realized gain on investment transactions	14,884
Net unrealized appreciation on investments	21,914

$7,701,272

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$110,546	10,515	$10.51	*

C	$84,087	8,034	$10.47

Advisor	$10,808	1,026.47	$10.53

R	$63,012	6,108	$10.32

K	$6,076,913	587,779	$10.34

I	$1,009,399	97,583	$10.34

Z	$346,507	33,496	$10.34

*	The maximum offering price per share for Class A shares was $10.98 which reflects a sales charge of 4.25%.

See notes to financial statements.

100	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

AB Multi-Manager Select 2050 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $1,793,607)	$1,815,574
Affiliated issuers (cost $889,679)	891,107
Prepaid expenses	45,562
Receivable due from Adviser	44,555
Receivable for capital stock sold	31,507
Affiliated dividends receivable	63

Total assets	2,828,368

Liabilities
Audit and tax fee payable	27,918
Custody fee payable	26,831
Legal fee payable	17,720
Directors’ fees payable	7,336
Transfer Agent fee payable	2,998
Distribution fee payable	273
Payable for investments purchased	66
Accrued expenses	4,523

Total liabilities	87,665

Net Assets	$2,740,703

Composition of Net Assets
Capital stock, at par	$27
Additional paid-in capital	2,709,358
Accumulated net realized gain on investment transactions	7,923
Net unrealized appreciation on investments	23,395

$2,740,703

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$65,567	6,253	$10.49	*

C	$10,675	1,022.57	$10.44

Advisor	$10,784	1,027	$10.50

R	$22,464	2,183	$10.29

K	$1,612,996	156,587	$10.30

I	$1,007,468	97,635	$10.32

Z	$10,749	1,042	$10.32

*	The maximum offering price per share for Class A shares was $10.96 which reflects a sales charge of 4.25%.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	101

Statement of Assets & Liabilities

AB Multi-Manager Select 2055 Fund
Assets
Investments in Underlying Portfolios, at value
Unaffiliated issuers (cost $1,691,042)	$1,726,112
Affiliated issuers (cost $888,539)	892,952
Receivable for capital stock sold	437,724
Prepaid expenses	45,562
Receivable due from Adviser	43,256
Affiliated dividends receivable	54

Total assets	3,145,660

Liabilities
Payable for investments purchased	343,421
Audit and tax fee payable	27,917
Custody fee payable	26,707
Transfer Agent fee payable	3,007
Distribution fee payable	168
Accrued expenses	28,721

Total liabilities	429,941

Net Assets	$2,715,719

Composition of Net Assets
Capital stock, at par	$26
Additional paid-in capital	2,664,977
Accumulated net realized gain on investment transactions	11,233
Net unrealized appreciation on investments	39,483

$2,715,719

Net Asset Value Per Share—10 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$24,851	2,371	$10.48	*

C	$10,861	1,040.76	$10.44

Advisor	$346,429	33,008	$10.50

R	$15,309	1,488	$10.29

K	$1,300,372	126,317	$10.29

I	$1,007,168	97,640	$10.32

Z	$10,729	1,040	$10.32

*	The maximum offering price per share for Class A shares was $10.95 which reflects a sales charge of 4.25%.

See notes to financial statements.

102	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

For the Period December 15, 2014(a) to July 31, 2015

	AB Multi-Manager Select Retirement Allocation Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$9,560
Income distributions from affiliated Underlying Portfolios	5,566	$15,126

Expenses
Advisory fee (see Note B)	1,048
Distribution fee – Class A	16
Distribution fee – Class C	82
Distribution fee – Class R	32
Distribution fee – Class K	163
Transfer agency – Class A	971
Transfer agency – Class C	1,222
Transfer agency – Advisor Class	951
Transfer agency – Class R	4
Transfer agency – Class K	33
Transfer agency – Class I	120
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,369
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	3,201
Miscellaneous	4,403

Total expenses	207,314

Less: expenses waived and reimbursed by the Adviser (see Note B)	(206,043)

Net expenses		1,271

Net investment income		13,855

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		166
Unaffiliated Underlying Portfolios		(477)
Net realized gain distributions from:
Affiliated Underlying Portfolios		2,260
Unaffiliated Underlying Portfolios		2,517
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(1,803)
Unaffiliated Underlying Portfolios		1,637

Net gain on investment transactions		4,300

Net Increase in Net Assets from Operations		$18,155

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	103

Statement of Operations

	AB Multi-Manager Select 2010 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$13,985
Income distributions from affiliated Underlying Portfolios	5,998	$19,983

Expenses
Advisory fee (see Note B)	1,041
Distribution fee – Class A	17
Distribution fee – Class C	64
Distribution fee – Class R	32
Distribution fee – Class K	144
Transfer agency – Class A	1,060
Transfer agency – Class C	1,038
Transfer agency – Advisor Class	1,045
Transfer agency – Class R	4
Transfer agency – Class K	29
Transfer agency – Class I	121
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,584
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	3,196
Miscellaneous	4,415

Total expenses	207,489

Less: expenses waived and reimbursed by the Adviser (see Note B)	(206,330)

Net expenses		1,159

Net investment income		18,824

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		131
Unaffiliated Underlying Portfolios		(475)
Net realized gain distributions from:
Affiliated Underlying Portfolios		2,899
Unaffiliated Underlying Portfolios		2,864
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(3,781)
Unaffiliated Underlying Portfolios		4,695

Net gain on investment transactions		6,333

Net Increase in Net Assets from Operations		$25,157

See notes to financial statements.

104	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2015 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$16,874
Income distributions from affiliated Underlying Portfolios	8,257	$25,131

Expenses
Advisory fee (see Note B)	1,409
Distribution fee – Class A	78
Distribution fee – Class C	583
Distribution fee – Class R	219
Distribution fee – Class K	407
Transfer agency – Class A	808
Transfer agency – Class C	1,501
Transfer agency – Advisor Class	797
Transfer agency – Class R	41
Transfer agency – Class K	81
Transfer agency – Class I	121
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,824
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	3,584
Miscellaneous	4,420

Total expenses	209,572

Less: expenses waived and reimbursed by the Adviser (see Note B)	(206,688)

Net expenses		2,884

Net investment income		22,247

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		505
Unaffiliated Underlying Portfolios		(2,438)
Net realized gain distributions from:
Affiliated Underlying Portfolios		3,227
Unaffiliated Underlying Portfolios		2,845
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(8,992)
Unaffiliated Underlying Portfolios		268

Net loss on investment transactions		(4,585)

Contributions from Affiliates (see Note B)		118

Net Increase in Net Assets from Operations		$17,780

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	105

Statement of Operations

	AB Multi-Manager Select 2020 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$25,424
Income distributions from affiliated Underlying Portfolios	15,480	$40,904

Expenses
Advisory fee (see Note B)	2,380
Distribution fee – Class A	115
Distribution fee – Class C	466
Distribution fee – Class R	239
Distribution fee – Class K	2,057
Transfer agency – Class A	1,272
Transfer agency – Class C	1,294
Transfer agency – Advisor Class	219
Transfer agency – Class R	69
Transfer agency – Class K	411
Transfer agency – Class I	122
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,889
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	2,812
Miscellaneous	4,418

Total expenses	211,462

Less: expenses waived and reimbursed by the Adviser (see Note B)	(205,253)

Net expenses		6,209

Net investment income		34,695

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(7,893)
Unaffiliated Underlying Portfolios		7,048
Net realized gain distributions from:
Affiliated Underlying Portfolios		7,700
Unaffiliated Underlying Portfolios		4,300
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(13,793)
Unaffiliated Underlying Portfolios		(2,882)

Net loss on investment transactions		(5,520)

Contributions from Affiliates (see Note B)		148

Net Increase in Net Assets from Operations		$29,323

See notes to financial statements.

106	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2025 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$24,975
Income distributions from affiliated Underlying Portfolios	16,328	$41,303

Expenses
Advisory fee (see Note B)	2,538
Distribution fee – Class A	101
Distribution fee – Class C	290
Distribution fee – Class R	386
Distribution fee – Class K	2,248
Transfer agency – Class A	1,155
Transfer agency – Class C	833
Transfer agency – Advisor Class	802
Transfer agency – Class R	119
Transfer agency – Class K	450
Transfer agency – Class I	122
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	44,007
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	3,962
Miscellaneous	4,421

Total expenses	213,133

Less: expenses waived and reimbursed by the Adviser (see Note B)	(206,723)

Net expenses		6,410

Net investment income		34,893

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		177
Unaffiliated Underlying Portfolios		(2,327)
Net realized gain distributions from:
Affiliated Underlying Portfolios		10,058
Unaffiliated Underlying Portfolios		5,016
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(21,157)
Unaffiliated Underlying Portfolios		(22,263)

Net loss on investment transactions		(30,496)

Contributions from Affiliates (see Note B)		121

Net Increase in Net Assets from Operations		$4,518

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	107

Statement of Operations

	AB Multi-Manager Select 2030 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$21,951
Income distributions from affiliated Underlying Portfolios	13,226	$35,177

Expenses
Advisory fee (see Note B)	2,223
Distribution fee – Class A	202
Distribution fee – Class C	66
Distribution fee – Class R	300
Distribution fee – Class K	1,734
Transfer agency – Class A	2,210
Transfer agency – Class C	180
Transfer agency – Advisor Class	509
Transfer agency – Class R	79
Transfer agency – Class K	347
Transfer agency – Class I	123
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,843
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	5,111
Miscellaneous	4,425

Total expenses	213,051

Less: expenses waived and reimbursed by the Adviser (see Note B)	(207,192)

Net expenses		5,859

Net investment income		29,318

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(248)
Unaffiliated Underlying Portfolios		9,917
Net realized gain distributions from:
Affiliated Underlying Portfolios		11,370
Unaffiliated Underlying Portfolios		6,462
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		(7,186)
Unaffiliated Underlying Portfolios		(13,981)

Net gain on investment transactions		6,334

Contributions from Affiliates (see Note B)		129

Net Increase in Net Assets from Operations		$35,781

See notes to financial statements.

108	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2035 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$20,682
Income distributions from affiliated Underlying Portfolios	10,902	$31,584

Expenses
Advisory fee (see Note B)	2,151
Distribution fee – Class A	130
Distribution fee – Class C	162
Distribution fee – Class R	235
Distribution fee – Class K	1,530
Transfer agency – Class A	1,021
Transfer agency – Class C	320
Transfer agency – Advisor Class	1,612
Transfer agency – Class R	68
Transfer agency – Class K	306
Transfer agency – Class I	124
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,716
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	4,728
Miscellaneous	4,410

Total expenses	212,212

Less: expenses waived and reimbursed by the Adviser (see Note B)	(206,713)

Net expenses		5,499

Net investment income		26,085

Realized and Unrealized Gain on Investment Transactions
Net realized gain (loss) on:
Affiliated Underlying Portfolios		(73)
Unaffiliated Underlying Portfolios		2,677
Net realized gain distributions from:
Affiliated Underlying Portfolios		15,000
Unaffiliated Underlying Portfolios		7,535
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		7,964
Unaffiliated Underlying Portfolios		2,540

Net gain on investment transactions		35,643

Contributions from Affiliates (see Note B)		97

Net Increase in Net Assets from Operations		$61,825

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	109

Statement of Operations

	AB Multi-Manager Select 2040 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$22,364
Income distributions from affiliated Underlying Portfolios	9,059	$31,423

Expenses
Advisory fee (see Note B)	2,464
Distribution fee – Class A	31
Distribution fee – Class C	68
Distribution fee – Class R	51
Distribution fee – Class K	1,766
Transfer agency – Class A	1,337
Transfer agency – Class C	742
Transfer agency – Advisor Class	748
Transfer agency – Class R	10
Transfer agency – Class K	353
Transfer agency – Class I	124
Transfer agency – Class Z	56
Amortization of offering expenses	79,893
Custodian	43,564
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	3,584
Miscellaneous	4,409

Total expenses	211,005

Less: expenses waived and reimbursed by the Adviser (see Note B)	(204,490)

Net expenses		6,515

Net investment income		24,908

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		87
Unaffiliated Underlying Portfolios		8,762
Net realized gain distributions from:
Affiliated Underlying Portfolios		17,250
Unaffiliated Underlying Portfolios		7,215
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		21,772
Unaffiliated Underlying Portfolios		16,468

Net gain on investment transactions		71,554

Contributions from Affiliates (see Note B)		84

Net Increase in Net Assets from Operations		$96,546

See notes to financial statements.

110	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2045 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$17,797
Income distributions from affiliated Underlying Portfolios	7,512	$25,309

Expenses
Advisory fee (see Note B)	1,833
Distribution fee – Class A	18
Distribution fee – Class C	333
Distribution fee – Class R	73
Distribution fee – Class K	1,058
Transfer agency – Class A	450
Transfer agency – Class C	2,101
Transfer agency – Advisor Class	420
Transfer agency – Class R	11
Transfer agency – Class K	212
Transfer agency – Class I	124
Transfer agency – Class Z	23
Amortization of offering expenses	79,893
Custodian	43,447
Audit and tax	28,686
Legal	17,720
Registration fees	12,910
Directors’ fees	12,529
Printing	3,579
Miscellaneous	4,409

Total expenses	209,829

Less: expenses waived and reimbursed by the Adviser (see Note B)	(204,804)

Net expenses		5,025

Net investment income		20,284

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		143
Unaffiliated Underlying Portfolios		7,076
Net realized gain distributions from:
Affiliated Underlying Portfolios		16,467
Unaffiliated Underlying Portfolios		6,703
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		9,552
Unaffiliated Underlying Portfolios		12,362

Net gain on investment transactions		52,303

Contributions from Affiliates (see Note B)		51

Net Increase in Net Assets from Operations		$72,638

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	111

Statement of Operations

	AB Multi-Manager Select 2050 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$13,111
Income distributions from affiliated Underlying Portfolios	6,980	$20,091

Expenses
Advisory fee (see Note B)	1,225
Distribution fee – Class A	27
Distribution fee – Class C	66
Distribution fee – Class R	44
Distribution fee – Class K	389
Transfer agency – Class A	1,391
Transfer agency – Class C	853
Transfer agency – Advisor Class	859
Transfer agency – Class R	9
Transfer agency – Class K	76
Transfer agency – Class I	125
Transfer agency – Class Z	0
Amortization of offering expenses	79,893
Custodian	43,346
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	3,580
Miscellaneous	4,418

Total expenses	208,106

Less: expenses waived and reimbursed by the Adviser (see Note B)	(205,292)

Net expenses		2,814

Net investment income		17,277

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		44
Unaffiliated Underlying Portfolios		4,596
Net realized gain distributions from:
Affiliated Underlying Portfolios		16,127
Unaffiliated Underlying Portfolios		7,051
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		1,428
Unaffiliated Underlying Portfolios		21,967

Net gain on investment transactions		51,213

Net Increase in Net Assets from Operations		$68,490

See notes to financial statements.

112	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Operations

	AB Multi-Manager Select 2055 Fund
Investment Income
Dividends
Income distributions from unaffiliated Underlying Portfolios	$13,962
Income distributions from affiliated Underlying Portfolios	7,244	$21,206

Expenses
Advisory fee (see Note B)	1,444
Distribution fee – Class A	22
Distribution fee – Class C	66
Distribution fee – Class R	36
Distribution fee – Class K	291
Transfer agency – Class A	132
Transfer agency – Class C	99
Transfer agency – Advisor Class	2,907
Transfer agency – Class R	5
Transfer agency – Class K	58
Transfer agency – Class I	124
Transfer agency – Class Z	1
Amortization of offering expenses	79,893
Custodian	43,234
Audit and tax	28,686
Legal	17,720
Registration fees	12,870
Directors’ fees	12,529
Printing	2,052
Miscellaneous	4,412

Total expenses	206,581

Less: expenses waived and reimbursed by the Adviser (see Note B)	(203,471)

Net expenses		3,110

Net investment income		18,096

Realized and Unrealized Gain on Investment Transactions
Net realized gain on:
Affiliated Underlying Portfolios		67
Unaffiliated Underlying Portfolios		6,653
Net realized gain distributions from:
Affiliated Underlying Portfolios		16,417
Unaffiliated Underlying Portfolios		7,050
Net change in unrealized appreciation/depreciation in:
Affiliated Underlying Portfolios		4,413
Unaffiliated Underlying Portfolios		35,070

Net gain on investment transactions		69,670

Contributions from Affiliates (see Note B)		44

Net Increase in Net Assets from Operations		$87,810

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	113

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

AB Multi-Manager Select Retirement Allocation Fund
December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,855
Net realized gain on affiliated Underlying Portfolios	166
Net realized loss on unaffiliated Underlying Portfolios	(477)
Net realized gain distributions from affiliated Underlying Portfolios	2,260
Net realized gain distributions from unaffiliated Underlying Portfolios	2,517
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(1,803)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	1,637

Net increase in net assets from operations	18,155
Dividends to Shareholders from
Net investment income
Class R	(142)
Class K	(143)
Class I	(13,574)
Class Z	(144)
Capital Stock Transactions
Net increase	1,710,854

Total increase	1,715,006
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $341)	$1,715,006

(a)	Commencement of operations.

See notes to financial statements.

114	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2010 Fund
December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$18,824
Net realized gain on affiliated Underlying Portfolios	131
Net realized loss on unaffiliated Underlying Portfolios	(475)
Net realized gain distributions from affiliated Underlying Portfolios	2,899
Net realized gain distributions from unaffiliated Underlying Portfolios	2,864
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(3,781)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	4,695

Net increase in net assets from operations	25,157
Dividends to Shareholders from
Net investment income
Class A	(28)
Class C	(24)
Advisor Class	(30)
Class R	(203)
Class K	(204)
Class I	(19,223)
Class Z	(205)
Capital Stock Transactions
Net increase	1,614,174

Total increase	1,619,414
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$1,619,414

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	115

Statement of Changes in Net Assets

AB Multi-Manager Select 2015 Fund
December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$22,247
Net realized gain on affiliated Underlying Portfolios	505
Net realized loss on unaffiliated Underlying Portfolios	(2,438)
Net realized gain distributions from affiliated Underlying Portfolios	3,227
Net realized gain distributions from unaffiliated Underlying Portfolios	2,845
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(8,992)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	268
Contributions from Affiliates (see Note B)	118

Net increase in net assets from operations	17,780
Dividends to Shareholders from
Net investment income
Class A	(39)
Class C	(35)
Advisor Class	(40)
Class R	(213)
Class K	(214)
Class I	(20,248)
Class Z	(216)
Capital Stock Transactions
Net increase	5,612,156

Total increase	5,608,931
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $2,341)	$5,608,931

(a)	Commencement of operations.

See notes to financial statements.

116	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2020 Fund
December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$34,695
Net realized loss on affiliated Underlying Portfolios	(7,893)
Net realized gain on unaffiliated Underlying Portfolios	7,048
Net realized gain distributions from affiliated Underlying Portfolios	7,700
Net realized gain distributions from unaffiliated Underlying Portfolios	4,300
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(13,793)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(2,882)
Contributions from Affiliates (see Note B)	148

Net increase in net assets from operations	29,323
Dividends to Shareholders from
Net investment income
Class A	(78)
Class C	(74)
Advisor Class	(79)
Class R	(252)
Class K	(253)
Class I	(23,876)
Class Z	(255)
Capital Stock Transactions
Net increase	9,036,616

Total increase	9,041,072
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $12,171)	$9,041,072

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	117

Statement of Changes in Net Assets

AB Multi-Manager Select 2025 Fund
December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$34,893
Net realized gain on affiliated Underlying Portfolios	177
Net realized loss on unaffiliated Underlying Portfolios	(2,327)
Net realized gain distributions from affiliated Underlying Portfolios	10,058
Net realized gain distributions from unaffiliated Underlying Portfolios	5,016
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(21,157)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(22,263)
Contributions from Affiliates (see Note B)	121

Net increase in net assets from operations	4,518
Dividends to Shareholders from
Net investment income
Class A	(112)
Class C	(108)
Advisor Class	(114)
Class R	(286)
Class K	(287)
Class I	(27,082)
Class Z	(288)
Capital Stock Transactions
Net increase	12,842,832

Total increase	12,819,073
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $9,015)	$12,819,073

(a)	Commencement of operations.

See notes to financial statements.

118	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2030 Fund
December 15, 2014(a) to July 31, 2015
Increase (Decrease) in Net Assets from Operations
Net investment income	$29,318
Net realized loss on affiliated Underlying Portfolios	(248)
Net realized gain on unaffiliated Underlying Portfolios	9,917
Net realized gain distributions from affiliated Underlying Portfolios	11,370
Net realized gain distributions from unaffiliated Underlying Portfolios	6,462
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	(7,186)
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	(13,981)
Contributions from Affiliates (see Note B)	129

Net increase in net assets from operations	35,781
Dividends to Shareholders from
Net investment income
Class A	(157)
Class C	(152)
Advisor Class	(158)
Class R	(330)
Class K	(332)
Class I	(31,237)
Class Z	(333)
Capital Stock Transactions
Net increase	9,553,451

Total increase	9,556,533
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$9,556,533

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	119

Statement of Changes in Net Assets

AB Multi-Manager Select 2035 Fund
December 15, 2014(a) to July 31, 2015
Increase in Net Assets from Operations
Net investment income	$26,085
Net realized loss on affiliated Underlying Portfolios	(73)
Net realized gain on unaffiliated Underlying Portfolios	2,677
Net realized gain distributions from affiliated Underlying Portfolios	15,000
Net realized gain distributions from unaffiliated Underlying Portfolios	7,535
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	7,964
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	2,540
Contributions from Affiliates (see Note B)	97

Net increase in net assets from operations	61,825
Dividends to Shareholders from
Net investment income
Class A	(190)
Class C	(186)
Advisor Class	(191)
Class R	(364)
Class K	(366)
Class I	(34,508)
Class Z	(367)
Capital Stock Transactions
Net increase	8,495,206

Total increase	8,520,859
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$8,520,859

(a)	Commencement of operations.

See notes to financial statements.

120	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2040 Fund
December 15, 2014(a) to July 31, 2015
Increase in Net Assets from Operations
Net investment income	$24,908
Net realized gain on affiliated Underlying Portfolios	87
Net realized gain on unaffiliated Underlying Portfolios	8,762
Net realized gain distributions from affiliated Underlying Portfolios	17,250
Net realized gain distributions from unaffiliated Underlying Portfolios	7,215
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	21,772
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	16,468
Contributions from Affiliates (see Note B)	84

Net increase in net assets from operations	96,546
Dividends to Shareholders from
Net investment income
Class A	(266)
Class C	(262)
Advisor Class	(266)
Class R	(440)
Class K	(441)
Class I	(41,595)
Class Z	(442)
Capital Stock Transactions
Net increase	10,253,801

Total increase	10,306,635
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$10,306,635

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	121

Statement of Changes in Net Assets

AB Multi-Manager Select 2045 Fund
December 15, 2014(a) to July 31, 2015
Increase in Net Assets from Operations
Net investment income	$20,284
Net realized gain on affiliated Underlying Portfolios	143
Net realized gain on unaffiliated Underlying Portfolios	7,076
Net realized gain distributions from affiliated Underlying Portfolios	16,467
Net realized gain distributions from unaffiliated Underlying Portfolios	6,703
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	9,552
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	12,362
Contributions from Affiliates (see Note B)	51

Net increase in net assets from operations	72,638
Dividends to Shareholders from
Net investment income
Class A	(205)
Class C	(201)
Advisor Class	(206)
Class R	(380)
Class K	(381)
Class I	(35,946)
Class Z	(382)
Capital Stock Transactions
Net increase	7,666,335

Total increase	7,701,272
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$7,701,272

(a)	Commencement of operations.

See notes to financial statements.

122	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

AB Multi-Manager Select 2050 Fund
December 15, 2014(a) to July 31, 2015
Increase in Net Assets from Operations
Net investment income	$17,277
Net realized gain on affiliated Underlying Portfolios	44
Net realized gain on unaffiliated Underlying Portfolios	4,596
Net realized gain distributions from affiliated Underlying Portfolios	16,127
Net realized gain distributions from unaffiliated Underlying Portfolios	7,051
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	1,428
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	21,967

Net increase in net assets from operations	68,490
Dividends to Shareholders from
Net investment income
Class A	(211)
Class C	(207)
Advisor Class	(212)
Class R	(384)
Class K	(387)
Class I	(36,463)
Class Z	(388)
Capital Stock Transactions
Net increase	2,710,465

Total increase	2,740,703
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$2,740,703

(a)	Commencement of operations.

See notes to financial statements.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	123

Statement of Changes in Net Assets

AB Multi-Manager Select 2055 Fund
December 15, 2014(a) to July 31, 2015
Increase in Net Assets from Operations
Net investment income	$18,096
Net realized gain on affiliated Underlying Portfolios	67
Net realized gain on unaffiliated Underlying Portfolios	6,653
Net realized gain distributions from affiliated Underlying Portfolios	16,417
Net realized gain distributions from unaffiliated Underlying Portfolios	7,050
Net change in unrealized appreciation/depreciation of affiliated Underlying Portfolios	4,413
Net change in unrealized appreciation/depreciation of unaffiliated Underlying Portfolios	35,070
Contributions from Affiliates (see Note B)	44

Net increase in net assets from operations	87,810
Dividends to Shareholders from
Net investment income
Class A	(211)
Class C	(207)
Advisor Class	(212)
Class R	(385)
Class K	(387)
Class I	(36,462)
Class Z	(388)
Capital Stock Transactions
Net increase	2,666,161

Total increase	2,715,719
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment income of $0)	$2,715,719

(a)	Commencement of operations.

See notes to financial statements.

124	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 26 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Portfolio), AB Select US Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio, AB All Market Income Portfolio, AB All Market Alternative Return Portfolio and AB Concentrated International Growth Fund (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select US Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 18, 2014. AB All Market Alternative Return Portfolio commenced operations on March 9, 2015. AB Concentrated International Growth Fund commenced operations on April 15, 2015. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (the “Funds”). The Funds have authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R,
Class K, Class I, Class Z, Class 1 and Class 2 shares. Class B, Class 1 and Class 2 shares are not currently offered. Class A shares are sold with a

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	125

Notes to Financial Statements

front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All ten classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The Funds invest primarily in a combination of portfolios managed by the Adviser and by certain unaffiliated third parties (the “Underlying Portfolios”). The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m., Eastern Time. Investments in the Underlying Portfolios are valued at their net asset value each business day.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

126	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select Retirement Allocation Fund
Investment Companies	$1,704,656	$	– 0	–	$	– 0	–	$1,704,656
Short-Term Investments	4,764		– 0	–		– 0	–	4,764

Total*	$1,709,420	$	– 0	–	$	– 0	–	$1,709,420

AB Multi-Manager Select 2010 Fund
Investment Companies	$1,611,430	$	– 0	–	$	– 0	–	$1,611,430
Short-Term Investments	2,929		– 0	–		– 0	–	2,929

Total*	$1,614,359	$	– 0	–	$	– 0	–	$1,614,359

AB Multi-Manager Select 2015 Fund
Investment Companies	$5,446,312	$	– 0	–	$	– 0	–	$5,446,312
Short-Term Investments	31,334		– 0	–		– 0	–	31,334

Total*	$5,477,646	$	– 0	–	$	– 0	–	$5,477,646

AB Multi-Manager Select 2020 Fund
Investment Companies	$8,797,242	$	– 0	–	$	– 0	–	$8,797,242
Short-Term Investments	74,141		– 0	–		– 0	–	74,141

Total*	$8,871,383	$	– 0	–	$	– 0	–	$8,871,383

AB Multi-Manager Select 2025 Fund
Investment Companies	$12,232,477	$	– 0	–	$	– 0	–	$12,232,477
Short-Term Investments	50,887		– 0	–		– 0	–	50,887

Total*	$12,283,364	$	– 0	–	$	– 0	–	$12,283,364

AB Multi-Manager Select 2030 Fund
Investment Companies	$9,510,105	$	– 0	–	$	– 0	–	$9,510,105
Short-Term Investments	88,990		– 0	–		– 0	–	88,990

Total*	$9,599,095	$	– 0	–	$	– 0	–	$9,599,095

AB Multi-Manager Select 2035 Fund
Investment Companies	$8,443,173	$	– 0	–	$	– 0	–	$8,443,173
Short-Term Investments	13,986		– 0	–		– 0	–	13,986

Total*	$8,457,159	$	– 0	–	$	– 0	–	$8,457,159

AB Multi-Manager Select 2040 Fund
Investment Companies	$10,151,123	$	– 0	–	$	– 0	–	$10,151,123
Short-Term Investments	64,784		– 0	–		– 0	–	64,784

Total*	$10,215,907	$	– 0	–	$	– 0	–	$10,215,907

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	127

Notes to Financial Statements

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
AB Multi-Manager Select 2045 Fund
Investment Companies	$7,654,876	$	– 0	–	$	– 0	–	$7,654,876
Short-Term Investments	152,292		– 0	–		– 0	–	152,292

Total*	$7,807,168	$	– 0	–	$	– 0	–	$7,807,168

AB Multi-Manager Select 2050 Fund
Investment Companies	$2,693,647	$	– 0	–	$	– 0	–	$2,693,647
Short-Term Investments	13,034		– 0	–		– 0	–	13,034

Total*	$2,706,681	$	– 0	–	$	– 0	–	$2,706,681

AB Multi-Manager Select 2055 Fund
Investment Companies	$2,608,778	$	– 0	–	$	– 0	–	$2,608,778
Short-Term Investments	10,286		– 0	–		– 0	–	10,286

Total*	$2,619,064	$	– 0	–	$	– 0	–	$2,619,064

*	There were no transfers between any levels during the reporting period.

The Funds recognize all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

128	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Taxes

It is each Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Funds’ financial statements.

4. Investment Income and Investment Transactions

Income and capital gain distributions from the Underlying Portfolios, if any, are recorded on the ex-dividend date. Transactions in shares of the Underlying Portfolios are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

5. Class Allocations

All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios. Expenses of the Company are charged proportionately to each fund based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Offering Expenses

Offering expenses of $125,455 for each Fund have been deferred and are being amortized on a straight line basis over a one year period.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	129

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, each Fund pays the Adviser an advisory fee at an annual rate of .15% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. From its advisory fees received from the Funds, the Adviser pays the fees of Morningstar Associates, LLC, the Funds’ sub-adviser. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis (the “Expense Caps”) as follows:

Fund	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Multi-Manager Select Retirement Allocation	0.39%	1.14%	0.14%	0.64%	0.39%	0.14%	0.14%
Multi-Manager Select 2010	0.38%	1.13%	0.13%	0.63%	0.38%	0.13%	0.13%
Multi-Manager Select 2015	0.42%	1.17%	0.17%	0.67%	0.42%	0.17%	0.17%
Multi-Manager Select 2020	0.46%	1.21%	0.21%	0.71%	0.46%	0.21%	0.21%
Multi-Manager Select 2025	0.45%	1.20%	0.20%	0.70%	0.45%	0.20%	0.20%
Multi-Manager Select 2030	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2035	0.49%	1.24%	0.24%	0.74%	0.49%	0.24%	0.24%
Multi-Manager Select 2040	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
Multi-Manager Select 2045	0.54%	1.29%	0.29%	0.79%	0.54%	0.29%	0.29%
Multi-Manager Select 2050	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%
Multi-Manager Select 2055	0.53%	1.28%	0.28%	0.78%	0.53%	0.28%	0.28%

Any fees waived and expenses borne by the Adviser through July 31, 2015 are subject to repayment by the Fund until July 31, 2018. Any fees waived and expenses borne by the Adviser from August 1, 2015 through January 4, 2016 are subject to repayment by the Fund until July 31, 2019. In any case, no repayment will be made that would cause the Fund’s total annual operating expenses to exceed the net fee percentages set forth per the Expense Caps. The Expense Caps may not be terminated by the Adviser before January 5, 2016. For the period ended July 31, 2015, such waivers and reimbursement amounted to:

Fund	Amount	Fund	Amount
Multi-Manager Select Retirement Allocation	$206,043	Multi-Manager Select 2035	$206,713
Multi-Manager Select 2010	206,330	Multi-Manager Select 2040	204,490
Multi-Manager Select 2015	206,688	Multi-Manager Select 2045	204,804
Multi-Manager Select 2020	205,253	Multi-Manager Select 2050	205,292
Multi-Manager Select 2025	206,723	Multi-Manager Select 2055	203,471
Multi-Manager Select 2030	207,192

130	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

During the period ended July 31, 2015, the Adviser reimbursed the Funds the following amounts for trading losses incurred due to a trade entry error:

Fund	Amount	Fund	Amount
Multi-Manager Select 2015	$118	Multi-Manager Select 2035	$97
Multi-Manager Select 2020	148	Multi-Manager Select 2040	84
Multi-Manager Select 2025	121	Multi-Manager Select 2045	51
Multi-Manager Select 2030	129	Multi-Manager Select 2055	44

The Funds compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period ended July 31, 2015, such compensation retained by ABIS was as follows:

Fund	Amount	Fund	Amount
Multi-Manager Select Retirement Allocation	$3,295	Multi-Manager Select 2035	$3,361
Multi-Manager Select 2010	3,299	Multi-Manager Select 2040	3,352
Multi-Manager Select 2015	3,323	Multi-Manager Select 2045	3,320
Multi-Manager Select 2020	3,325	Multi-Manager Select 2050	3,309
Multi-Manager Select 2025	3,371	Multi-Manager Select 2055	3,323
Multi-Manager Select 2030	3,373

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Funds that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Fund for the period ended July 31, 2015 as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Fund	Class A		Class A			Class B			Class C
Multi-Manager Select Retirement Allocation	$ – 0	–	$	– 0	–	$	– 0	–	$	– 0	–
Multi-Manager Select 2010	– 0	–		– 0	–		– 0	–		– 0	–
Multi-Manager Select 2015	– 0	–		– 0	–		– 0	–		– 0	–
Multi-Manager Select 2020	17			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2025	212			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2030	243			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2035	437			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2040	88			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2045	1			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2050	20			– 0	–		– 0	–		– 0	–
Multi-Manager Select 2055	1			– 0	–		– 0	–		– 0	–
The Funds may invest in the AB Fixed-Income Shares, Inc. – Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	131

Notes to Financial Statements

company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Funds’ transactions in shares of the Government STIF Portfolio for the period ended July 31, 2015 is as follows:

	Market Value December 15, 2014(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2015 (000)	Dividend Income (000)*
AB Multi-Manager Select Retirement Allocation Fund	$	– 0	–	$872	$867	$5	$0
AB Multi-Manager Select 2010 Fund		– 0	–	340	337	3	0
AB Multi-Manager Select 2015 Fund		– 0	–	3,204	3,173	31	0
AB Multi-Manager Select 2020 Fund		– 0	–	4,568	4,494	74	0
AB Multi-Manager Select 2025 Fund		– 0	–	6,078	6,027	51	0
AB Multi-Manager Select 2030 Fund		– 0	–	6,314	6,225	89	0
AB Multi-Manager Select 2035 Fund		– 0	–	5,135	5,121	14	0
AB Multi-Manager Select 2040 Fund		– 0	–	4,703	4,638	65	0
AB Multi-Manager Select 2045 Fund		– 0	–	4,275	4,123	152	0
AB Multi-Manager Select 2050 Fund		– 0	–	1,117	1,104	13	0
AB Multi-Manager Select 2055 Fund		– 0	–	878	868	10	0

(a)	Commencement of operations.

*	Amount is less than $500.

A summary of the Funds’ affiliated Underlying Portfolio transactions for the period ended July 31, 2015 is as follows:

AB All Market Growth Portfolio
											Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 07/31/15 (000)	Income (000)	Realized Gains (000)
2010 Fund	$	– 0	–	$17	$1	$	– 0	–*	$(1)	$15	$1	$1
2015 Fund		– 0	–	59	1		– 0	–*	(2)	56	1	1
2020 Fund		– 0	–	217	40		(4)		(5)	168	3	4
2025 Fund		– 0	–	262	4		– 0	–*	(10)	248	3	4
2030 Fund		– 0	–	209	9		(1)		(8)	191	3	4
2035 Fund		– 0	–	257	1		– 0	–*	(11)	245	3	5
2040 Fund		– 0	–	318	1		– 0	–*	(12)	305	4	5
2045 Fund		– 0	–	240	1		– 0	–*	(8)	231	3	4
2050 Fund		– 0	–	114	2		– 0	–*	(6)	106	3	3
2055 Fund		– 0	–	116	1		– 0	–*	(7)	108	3	4

(a)	Commencement of operations.

*	Amount is less than $500.

132	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB All Market Real Return Portfolio
Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 07/31/15 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$55	$2	$	– 0	–*	$(3)	$50	$	– 0	–	$	– 0	–
2010 Fund	– 0	–	70	2	– 0	–*	(4)	64	– 0	–	– 0	–
2015 Fund	– 0	–	183	3	– 0	–*	(8)	172	– 0	–	– 0	–
2020 Fund	– 0	–	341	60	(3)	(15)	263	– 0	–	– 0	–
2025 Fund	– 0	–	275	4	– 0	–*	(15)	256	– 0	–	– 0	–
2030 Fund	– 0	–	117	6	– 0	–*	(6)	105	– 0	–	– 0	–
2035 Fund	– 0	–	8	– 0	–*	– 0	–*	– 0	–*	8	– 0	–	– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Concentrated Growth Fund
											Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 07/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$35	$2	$	– 0	–*	$1	$34	$	– 0	–*	$	– 0	–*
2010 Fund		– 0	–	34	2		– 0	–	1	33		– 0	–*		– 0	–*
2015 Fund		– 0	–	114	5		– 0	–*	2	111		– 0	–*		– 0	–*
2020 Fund		– 0	–	220	49		2		4	177		– 0	–*		– 0	–*
2025 Fund		– 0	–	366	12		1		7	362		– 0	–*		1
2030 Fund		– 0	–	296	17		1		6	286		– 0	–*		1
2035 Fund		– 0	–	476	6		– 0	–*	12	482		1			1
2040 Fund		– 0	–	702	14		1		17	706		1			1
2045 Fund		– 0	–	466	7		– 0	–*	10	469		1			1
2050 Fund		– 0	–	158	2		– 0	–*	6	162		1			1
2055 Fund		– 0	–	158	2		– 0	–*	7	163		1			1

(a)	Commencement of operations.

*	Amount is less than $500.

AB Bond Inflation Strategy Portfolio
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)*			Change in Unrealized Appr./(Depr.) (000)*			Market Value 07/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$87	$1	$	– 0	–	$	– 0	–	$86	$	– 0	–	$	– 0	–
2010 Fund		– 0	–	99	4		– 0	–		– 0	–	95		– 0	–		– 0	–
2015 Fund		– 0	–	292	6		– 0	–		– 0	–	286		– 0	–		– 0	–
2020 Fund		– 0	–	254	51		– 0	–		– 0	–	203		– 0	–		– 0	–
2025 Fund		– 0	–	26	1		– 0	–		– 0	–	25		– 0	–		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	133

Notes to Financial Statements

AB Intermediate Bond Portfolio
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)*			Market Value 07/31/15 (000)	Income (000)		Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$136	$7	$	– 0	–*	$	– 0	–	$129	$1		$	– 0	–
2010 Fund		– 0	–	67	8		– 0	–*		– 0	–	59	1			– 0	–
2015 Fund		– 0	–	160	14		– 0	–*		– 0	–	146	1			– 0	–
2020 Fund		– 0	–	206	63		(1)			– 0	–	142	1			– 0	–
2025 Fund		– 0	–	220	31		(1)			– 0	–	188	1			– 0	–
2030 Fund		– 0	–	176	32		(1)			– 0	–	143	1			– 0	–
2035 Fund		– 0	–	147	21		– 0	–*		– 0	–	126	1			– 0	–
2040 Fund		– 0	–	179	27		– 0	–*		– 0	–	152	1			– 0	–
2045 Fund		– 0	–	132	17		– 0	–*		– 0	–	115	1			– 0	–
2050 Fund		– 0	–	31	1		– 0	–*		– 0	–	30	– 0	–*		– 0	–
2055 Fund		– 0	–	28	1		– 0	–*		– 0	–	27	– 0	–*		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Discovery Growth Fund, Inc.
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)*			Change in Unrealized Appr./(Depr.) (000)			Market Value 07/31/15 (000)	Income (000)			Realized Gains (000)
2025 Fund	$	– 0	–	$117	$6	$	– 0	–	$	– 0	–*	$111	$	– 0	–	$1
2030 Fund		– 0	–	101	6		– 0	–		– 0	–*	95		– 0	–	1
2035 Fund		– 0	–	85	1		– 0	–		1		85		– 0	–	1
2040 Fund		– 0	–	102	1		– 0	–		1		102		– 0	–	1
2045 Fund		– 0	–	77	1		– 0	–		1		77		– 0	–	1
2050 Fund		– 0	–	27	1		– 0	–		1		27		– 0	–	1
2055 Fund		– 0	–	27	1		– 0	–		1		27		– 0	–	1

(a)	Commencement of operations.

*	Amount is less than $500.

AB Discovery Value Fund
										Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)	Market Value 07/31/15 (000)	Income (000)			Realized Gains (000)
2020 Fund	$	– 0	–	$102	$20	$(1)		$(1)	$80	$	– 0	–*	$1
2025 Fund		– 0	–	130	3	– 0	–*	(2)	125		– 0	–*	1
2030 Fund		– 0	–	195	11	(1)		(2)	181		– 0	–*	2
2035 Fund		– 0	–	176	2	– 0	–*	(3)	171		– 0	–*	2
2040 Fund		– 0	–	210	2	– 0	–*	(3)	205		– 0	–*	2
2045 Fund		– 0	–	229	2	– 0	–*	(4)	223		1		3
2050 Fund		– 0	–	86	2	– 0	–*	(3)	81		1		3
2055 Fund		– 0	–	85	1	– 0	–*	(2)	82		1		3

(a)	Commencement of operations.

*	Amount is less than $500.

134	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

AB Global Bond Fund, Inc.
														Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value 07/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$35	$1		$	– 0	–*	$	– 0	–*	$34	$	– 0	–*	$	– 0	–
2010 Fund		– 0	–	33	1			– 0	–*		– 0	–*	32		– 0	–*		– 0	–
2015 Fund		– 0	–	221	8			– 0	–*		– 0	–*	213		1			– 0	–
2020 Fund		– 0	–	443	90			(1)			3		355		1			– 0	–
2025 Fund		– 0	–	513	14			– 0	–*		2		501		2			– 0	–
2030 Fund		– 0	–	407	26			– 0	–*		1		382		1			– 0	–
2035 Fund		– 0	–	111	2			– 0	–*		– 0	–*	109		– 0	–*		– 0	–
2040 Fund		– 0	–	10	– 0	–*		– 0	–*		– 0	–*	10		– 0	–*		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Growth and Income Fund, Inc.
											Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 07/31/15 (000)	Income (000)			Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$71	$3	$	– 0	–*	$1	$69	$	– 0	–*	$2
2010 Fund		– 0	–	67	3		– 0	–*	1	65		– 0	–*	2
2015 Fund		– 0	–	228	6		– 0	–*	1	223		– 0	–*	2
2020 Fund		– 0	–	535	109		1		5	432		1		2
2025 Fund		– 0	–	859	16		– 0	–*	7	850		1		3
2030 Fund		– 0	–	876	44		1		7	840		1		4
2035 Fund		– 0	–	1,067	15		– 0	–*	12	1,064		2		6
2040 Fund		– 0	–	1,601	11		– 0	–*	18	1,608		2		8
2045 Fund		– 0	–	1,222	2		– 0	–*	10	1,230		2		8
2050 Fund		– 0	–	433	5		– 0	–*	4	432		2		8
2055 Fund		– 0	–	432	2		– 0	–*	5	435		2		8

(a)	Commencement of operations.

*	Amount is less than $500.

AB High Income Fund, Inc.
Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 07/31/15 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$71	$1	$	– 0	–*	$(1)	$69	$2	$	– 0	–
2010 Fund	– 0	–	99	3	– 0	–*	(1)	95	2	– 0	–
2015 Fund	– 0	–	344	4	– 0	–*	(3)	337	3	– 0	–
2020 Fund	– 0	–	768	146	(2)	(7)	613	6	– 0	–
2025 Fund	– 0	–	897	14	– 0	–*	(10)	873	7	– 0	–
2030 Fund	– 0	–	529	27	– 0	–*	(6)	496	4	– 0	–
2035 Fund	– 0	–	274	– 0	–*	– 0	–*	(3)	271	3	– 0	–
2040 Fund	– 0	–	31	1	– 0	–*	– 0	–*	30	– 0	–*	– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	135

Notes to Financial Statements

AB Global Real Estate Investment Fund II
													Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)*			Change in Unrealized Appr./(Depr.) (000)			Market Value 07/31/15 (000)	Income (000)	Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$35	$1	$	– 0	–	$	– 0	–*	$34	$1	$	– 0	–
2010 Fund		– 0	–	34	2		– 0	–		– 0	–*	32	1		– 0	–
2015 Fund		– 0	–	169	6		– 0	–		– 0	–*	163	1		– 0	–
2020 Fund		– 0	–	334	69		– 0	–		2		267	2		– 0	–
2025 Fund		– 0	–	382	9		– 0	–		– 0	–*	373	2		– 0	–
2030 Fund		– 0	–	304	18		– 0	–		– 0	–*	286	2		– 0	–
2035 Fund		– 0	–	179	2		– 0	–		1		178	1		– 0	–
2040 Fund		– 0	–	205	2		– 0	–		1		204	1		– 0	–
2045 Fund		– 0	–	155	2		– 0	–		1		154	1		– 0	–
2050 Fund		– 0	–	50	9		– 0	–		– 0	–*	41	1		– 0	–
2055 Fund		– 0	–	51	10		– 0	–		– 0	–*	41	1		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

AB Unconstrained Bond Fund, Inc.
														Distributions
Multi-Manager Select Portfolio	Market Value 12/15/14(a) (000)			Purchases at Cost (000)	Sales Proceeds (000)		Realized Gain (Loss) (000)*			Change in Unrealized Appr./(Depr.) (000)*			Market Value 07/31/15 (000)	Income (000)		Realized Gains (000)
Retirement Allocation Fund	$	– 0	–	$52	$1		$	– 0	–	$	– 0	–	$51	$1		$	– 0	–
2010 Fund		– 0	–	33	– 0	–*		– 0	–		– 0	–	33	– 0	–*		– 0	–
2015 Fund		– 0	–	114	2			– 0	–		– 0	–	112	1			– 0	–
2020 Fund		– 0	–	221	44			– 0	–		– 0	–	177	1			– 0	–
2025 Fund		– 0	–	140	3			– 0	–		– 0	–	137	1			– 0	–
2030 Fund		– 0	–	101	6			– 0	–		– 0	–	95	1			– 0	–
2035 Fund		– 0	–	8	– 0	–*		– 0	–		– 0	–	8	– 0	–*		– 0	–

(a)	Commencement of operations.

*	Amount is less than $500.

Brokerage commissions paid on investment transactions and brokerage commissions paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser, for the period ended July 31, 2015 were as follows:

Fund	Total Commissions	Sanford C. Bernstein & Co. LLC			Sanford C. Bernstein Limited
Multi-Manager Select Retirement Allocation	$113	$	– 0	–	$	– 0	–
Multi-Manager Select 2010	111		– 0	–		– 0	–
Multi-Manager Select 2015	347		– 0	–		– 0	–
Multi-Manager Select 2020	904		– 0	–		– 0	–
Multi-Manager Select 2025	1,023		– 0	–		– 0	–
Multi-Manager Select 2030	825		– 0	–		– 0	–
Multi-Manager Select 2035	810		– 0	–		– 0	–
Multi-Manager Select 2040	959		– 0	–		– 0	–
Multi-Manager Select 2045	648		– 0	–		– 0	–
Multi-Manager Select 2050	266		– 0	–		– 0	–
Multi-Manager Select 2055	266		– 0	–		– 0	–

136	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE C

Distribution Services Agreement

The Funds have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of each Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares.

The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

Since the commencement of the Funds’ operations, the Distributor has incurred expenses in excess of the distribution costs eligible to be reimbursed by each Fund for Class C, Class R and Class K as follows:

Fund	Class C		Class R			Class K
Multi-Manager Select Retirement Allocation	$287		$	– 0	–	$59
Multi-Manager Select 2010	– 0	–		– 0	–	142
Multi-Manager Select 2015	2,875			34		949
Multi-Manager Select 2020	3,443			56		1,632
Multi-Manager Select 2025	1,136			126		2,284
Multi-Manager Select 2030	36			81		1,187
Multi-Manager Select 2035	198			246		1,139
Multi-Manager Select 2040	– 0	–		– 0	–	1,471
Multi-Manager Select 2045	69			– 0	–	676
Multi-Manager Select 2050	– 0	–		– 0	–	363
Multi-Manager Select 2055	– 0	–		– 0	–	434

While such costs may be recovered from the Funds in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds’ shares.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	137

Notes to Financial Statements

NOTE D

Investment Transactions

Purchases and sales of investments in the Underlying Portfolios for the period ended July 31, 2015 were as follows:

Fund	Purchases	Sales
Multi-Manager Select Retirement Allocation	$1,839,666	$134,533
Multi-Manager Select 2010	1,782,897	172,037
Multi-Manager Select 2015	5,774,245	317,276
Multi-Manager Select 2020	11,518,005	2,703,243
Multi-Manager Select 2025	12,997,785	719,739
Multi-Manager Select 2030	10,487,370	965,766
Multi-Manager Select 2035	8,870,987	440,923
Multi-Manager Select 2040	10,595,732	491,698
Multi-Manager Select 2045	7,955,673	329,930
Multi-Manager Select 2050	2,878,405	212,792
Multi-Manager Select 2055	2,812,528	249,953

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Fund	Cost	Appreciation	(Depreciation)
Multi-Manager Select Retirement Allocation	$1,711,161	$12,301	$(14,042)	$(1,741)
Multi-Manager Select 2010	1,616,015	17,146	(18,802)	(1,656)
Multi-Manager Select 2015	5,492,808	21,626	(36,788)	(15,162)
Multi-Manager Select 2020	8,921,794	45,025	(95,436)	(50,411)
Multi-Manager Select 2025	12,342,042	53,311	(111,989)	(58,678)
Multi-Manager Select 2030	9,634,763	46,807	(82,475)	(35,668)
Multi-Manager Select 2035	8,454,062	72,409	(69,312)	3,097
Multi-Manager Select 2040	10,182,792	97,611	(64,496)	33,115
Multi-Manager Select 2045	7,788,969	64,352	(46,153)	18,199
Multi-Manager Select 2050	2,685,164	44,113	(22,596)	21,517
Multi-Manager Select 2055	2,581,346	58,291	(20,573)	37,718

1. Currency Transactions

A Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis or may be exposed to such securities through its investments in

138	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

an Underlying Portfolio. A Fund or an Underlying Portfolio may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. A Fund or an Underlying Portfolio may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund or the Underlying Portfolio and do not present attractive investment opportunities. Such transactions may also be used when the Adviser or an Underlying Portfolio’s investment adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. A Fund or an Underlying Portfolio may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	AB Multi-Manager Select Retirement Allocation Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	1,176	$11,817

Shares redeemed	(165)	(1,691)

Net increase	1,011	$10,126

Class C
Shares sold	4,449	$44,952

Net increase	4,449	$44,952

Advisor Class
Shares sold	1,000	$10,002

Net increase	1,000	$10,002

Class R
Shares sold	1,000	$10,002

Shares issued in reinvestment of dividends	14	142

Net increase	1,014	$10,144

Class K
Shares sold	66,832	$672,183

Shares issued in reinvestment of dividends	14	143

Shares redeemed	(44)	(441)

Net increase	66,802	$671,885

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	139

Notes to Financial Statements

	AB Multi-Manager Select Retirement Allocation Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,017

Shares issued in reinvestment of dividends	1,357	13,574

Net increase	95,359	$953,591

Class Z
Shares sold	1,001	$10,010

Shares issued in reinvestment of dividends	15	144

Net increase	1,016	$10,154

(a)	Commencement of operations.

At July 31, 2015, the Adviser owned 58.8% of the Fund’s outstanding shares.

	AB Multi-Manager Select 2010 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	1,538	$15,468

Shares issued in reinvestment of dividends	2	28

Net increase	1,540	$15,496

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	3	24

Net increase	1,005	$10,048

Advisor Class
Shares sold	1,006	$10,063

Shares issued in reinvestment of dividends	3	30

Net increase	1,009	$10,093

Class R
Shares sold	1,005	$10,055

Shares issued in reinvestment of dividends	21	202

Net increase	1,026	$10,257

Class K
Shares sold	59,422	$599,007

Shares issued in reinvestment of dividends	21	203

Shares redeemed	(40)	(404)

Net increase	59,403	$598,806

140	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2010 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	1,922	19,223

Net increase	95,924	$959,241

Class Z
Shares sold	1,003	$10,028

Shares issued in reinvestment of dividends	20	205

Net increase	1,023	$10,233

(a)	Commencement of operations.

At July 31, 2015, the Adviser owned 62.7% of the Fund’s outstanding shares.

	AB Multi-Manager Select 2015 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	16,875	$171,631

Shares issued in reinvestment of dividends	4	39

Shares redeemed	(543)	(5,664)

Net increase	16,336	$166,006

Class C
Shares sold	36,591	$375,564

Shares issued in reinvestment of dividends	3	35

Net increase	36,594	$375,599

Advisor Class
Shares sold	5,889	$60,064

Shares issued in reinvestment of dividends	4	40

Net increase	5,893	$60,104

Class R
Shares sold	26,689	$271,044

Shares issued in reinvestment of dividends	21	213

Shares redeemed	(2,135)	(21,568)

Net increase	24,575	$249,689

Class K
Shares sold	374,876	$3,791,587

Shares issued in reinvestment of dividends	21	214

Shares redeemed	(151)	(1,552)

Net increase	374,746	$3,790,249

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	141

Notes to Financial Statements

	AB Multi-Manager Select 2015 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,001	$940,017

Shares issued in reinvestment of dividends	2,021	20,248

Net increase	96,022	$960,265

Class Z
Shares sold	1,002	$10,028

Shares issued in reinvestment of dividends	22	216

Net increase	1,024	$10,244

(a)	Commencement of operations.

	AB Multi-Manager Select 2020 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	50,693	$522,729

Shares issued in reinvestment of dividends	8	78

Net increase	50,701	$522,807

Class C
Shares sold	36,105	$370,679

Shares issued in reinvestment of dividends	8	74

Net increase	36,113	$370,753

Advisor Class
Shares sold	1,483	$15,049

Shares issued in reinvestment of dividends	8	79

Net increase	1,491	$15,128

Class R
Shares sold	31,085	$315,565

Shares issued in reinvestment of dividends	25	251

Shares redeemed	(1,824)	(18,621)

Net increase	29,286	$297,195

Class K
Shares sold	992,492	$10,052,748

Shares issued in reinvestment of dividends	25	253

Shares redeemed	(314,650)	(3,196,445)

Net increase	677,867	$6,856,556

142	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2020 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	2,380	23,876

Net increase	96,382	$963,894

Class Z
Shares sold	1,003	$10,028

Shares issued in reinvestment of dividends	25	255

Net increase	1,028	$10,283

(a)	Commencement of operations.

	AB Multi-Manager Select 2025 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	16,826	$175,182

Shares issued in reinvestment of dividends	11	112

Shares redeemed	(1)	(10)

Net increase	16,836	$175,284

Class C
Shares sold	17,222	$177,973

Shares issued in reinvestment of dividends	11	108

Shares redeemed	(3,835)	(40,000)

Net increase	13,398	$138,081

Advisor Class
Shares sold	51,611	$532,815

Shares issued in reinvestment of dividends	11	114

Net increase	51,622	$532,929

Class R
Shares sold	57,110	$581,094

Shares issued in reinvestment of dividends	28	286

Shares redeemed	(9,613)	(98,062)

Net increase	47,525	$483,318

Class K
Shares sold	1,067,184	$10,882,687

Shares issued in reinvestment of dividends	29	287

Shares redeemed	(34,156)	(347,160)

Net increase	1,033,057	$10,535,814

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	143

Notes to Financial Statements

	AB Multi-Manager Select 2025 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	2,700	27,082

Net increase	96,702	$967,100

Class Z
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	29	288

Net increase	1,031	$10,306

(a)	Commencement of operations.

	AB Multi-Manager Select 2030 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	30,512	$314,233

Shares issued in reinvestment of dividends	15	156

Shares redeemed	(9)	(103)

Net increase	30,518	$314,286

Class C
Shares sold	1,887	$19,118

Shares issued in reinvestment of dividends	15	152

Net increase	1,902	$19,270

Advisor Class
Shares sold	4,830	$50,064

Shares issued in reinvestment of dividends	16	158

Net increase	4,846	$50,222

Class R
Shares sold	38,411	$392,660

Shares issued in reinvestment of dividends	33	330

Shares redeemed	(1,232)	(12,560)

Net increase	37,212	$380,430

Class K
Shares sold	809,150	$8,288,244

Shares issued in reinvestment of dividends	33	331

Shares redeemed	(46,967)	(480,938)

Net increase	762,216	$7,807,637

144	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2030 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	3,114	31,237

Net increase	97,116	$971,255

Class Z
Shares sold	1,002	$10,018

Shares issued in reinvestment of dividends	33	333

Net increase	1,035	$10,351

(a)	Commencement of operations.

	AB Multi-Manager Select 2035 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	28,542	$296,518

Shares issued in reinvestment of dividends	19	190

Shares redeemed	(981)	(10,229)

Net increase	27,580	$286,479

Class C
Shares sold	6,200	$64,227

Shares issued in reinvestment of dividends	18	186

Net increase	6,218	$64,413

Advisor Class
Shares sold	16,374	$165,621

Shares issued in reinvestment of dividends	19	191

Net increase	16,393	$165,812

Class R
Shares sold	30,587	$313,252

Shares issued in reinvestment of dividends	36	364

Shares redeemed	(9,498)	(96,089)

Net increase	21,125	$217,527

Class K
Shares sold	659,877	$6,778,664

Shares issued in reinvestment of dividends	36	366

Shares redeemed	(289)	(2,966)

Net increase	659,624	$6,776,064

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	145

Notes to Financial Statements

	AB Multi-Manager Select 2035 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,018

Shares issued in reinvestment of dividends	3,440	34,508

Net increase	97,442	$974,526

Class Z
Shares sold	1,001	$10,018

Shares issued in reinvestment of dividends	37	367

Net increase	1,038	$10,385

(a)	Commencement of operations.

	AB Multi-Manager Select 2040 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	8,264	$85,326

Shares issued in reinvestment of dividends	26	266

Shares redeemed	(943)	(9,767)

Net increase	7,347	$75,825

Class C
Shares sold	2,496	$25,534

Shares issued in reinvestment of dividends	26	262

Net increase	2,522	$25,796

Advisor Class
Shares sold	1,361	$13,658

Shares issued in reinvestment of dividends	26	266

Net increase	1,387	$13,924

Class R
Shares sold	3,446	$34,972

Shares issued in reinvestment of dividends	44	440

Net increase	3,490	$35,412

Class K
Shares sold	842,321	$8,638,346

Shares issued in reinvestment of dividends	44	441

Shares redeemed	(1,162)	(11,861)

Net increase	841,203	$8,626,926

146	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2040 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,002	$940,028

Shares issued in reinvestment of dividends	4,168	41,595

Net increase	98,170	$981,623

Class Z
Shares sold	50,830	$493,853

Shares issued in reinvestment of dividends	45	442

Net increase	50,875	$494,295

(a)	Commencement of operations.

	AB Multi-Manager Select 2045 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	10,518	$109,201

Shares issued in reinvestment of dividends	20	206

Shares redeemed	(23)	(243)

Net increase	10,515	$109,164

Class C
Shares sold	8,014	$82,256

Shares issued in reinvestment of dividends	20	201

Net increase	8,034	$82,457

Advisor Class
Shares sold	1,007	$10,064

Shares issued in reinvestment of dividends	20	206

Net increase	1,027	$10,270

Class R
Shares sold	6,075	$62,436

Shares issued in reinvestment of dividends	38	380

Shares redeemed	(5)	(50)

Net increase	6,108	$62,766

Class K
Shares sold	587,933	$6,087,532

Shares issued in reinvestment of dividends	38	381

Shares redeemed	(192)	(1,977)

Net increase	587,779	$6,085,936

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	147

Notes to Financial Statements

	AB Multi-Manager Select 2045 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,003	$940,028

Shares issued in reinvestment of dividends	3,580	35,946

Net increase	97,583	$975,974

Class Z
Shares sold	33,458	$339,386

Shares issued in reinvestment of dividends	38	382

Net increase	33,496	$339,768

(a)	Commencement of operations.

	AB Multi-Manager Select 2050 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	6,403	$66,616

Shares issued in reinvestment of dividends	21	211

Shares redeemed	(171)	(1,789)

Net increase	6,253	$65,038

Class C
Shares sold	1,002	$10,024

Shares issued in reinvestment of dividends	20	207

Net increase	1,022	$10,231

Advisor Class
Shares sold	1,006	$10,064

Shares issued in reinvestment of dividends	21	212

Net increase	1,027	$10,276

Class R
Shares sold	3,222	$32,878

Shares issued in reinvestment of dividends	38	384

Shares redeemed	(1,077)	(10,944)

Net increase	2,183	$22,318

Class K
Shares sold	157,768	$1,627,911

Shares issued in reinvestment of dividends	38	387

Shares redeemed	(1,219)	(12,607)

Net increase	156,587	$1,615,691

148	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

	AB Multi-Manager Select 2050 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,003	$940,029

Shares issued in reinvestment of dividends	3,632	36,463

Net increase	97,635	$976,492

Class Z
Shares sold	1,003	$10,031

Shares issued in reinvestment of dividends	39	388

Net increase	1,042	$10,419

(a)	Commencement of operations.

	AB Multi-Manager Select 2055 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class A
Shares sold	2,726	$28,030

Shares issued in reinvestment of dividends	21	211

Shares redeemed	(376)	(3,920)

Net increase	2,371	$24,321

Class C
Shares sold	1,021	$10,213

Shares issued in reinvestment of dividends	20	207

Net increase	1,041	$10,420

Advisor Class
Shares sold	32,987	$327,312

Shares issued in reinvestment of dividends	21	212

Net increase	33,008	$327,524

Class R
Shares sold	1,450	$14,634

Shares issued in reinvestment of dividends	38	385

Net increase	1,488	$15,019

Class K
Shares sold	126,366	$1,302,440

Shares issued in reinvestment of dividends	38	387

Shares redeemed	(87)	(892)

Net increase	126,317	$1,301,935

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	149

Notes to Financial Statements

	AB Multi-Manager Select 2055 Fund
	Shares	Amount
	December 15, 2014(a) to July 31, 2015	December 15, 2014(a) to July 31, 2015

Class I
Shares sold	94,008	$940,077

Shares issued in reinvestment of dividends	3,632	36,462

Net increase	97,640	$976,539

Class Z
Shares sold	1,001	$10,015

Shares issued in reinvestment of dividends	39	388

Net increase	1,040	$10,403

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Funds

Allocation Risk—The allocation of investments among the Underlying Funds’ different investment styles, such as equity or debt securities, or U.S. or non-U.S. securities, may have a more significant effect on the Fund’s net asset value (“NAV”) when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Subjective decisions made by the Adviser and/or Morningstar may cause the Fund to incur losses or to miss profit opportunities on which it might otherwise have capitalized. The limited universe of Underlying Funds and the requirement that a specified percentage of Fund assets be invested in AB mutual funds as noted above may adversely affect Fund performance.

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of an Underlying Portfolio’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Underlying Portfolio’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

High Yield Debt Security Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative

150	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

perceptions of the junk bond market generally and less secondary market liquidity.

Inflation Risk—This is the risk that the value of assets or income from the Fund’s investments in the Underlying Funds will be less in the future as inflation decreases the value of money. As inflation increases, the value of each Underlying Fund’s assets can decline as can the value of that Underlying Fund’s distributions.

Foreign (Non-U.S.) Risk—Investments in non-U.S. issuers by Underlying Funds may involve more risk than investments in U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Capitalization Risk—Investments in small- and mid-capitalization companies by Underlying Funds tend to be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies often have limited product lines, markets, or financial resources.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses, and may be subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Diversification Risk—The Fund may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	151

Notes to Financial Statements

Investment in Other Investment Companies Risk—As with other investments, investments in other investment companies, including exchange-traded Funds, are subject to market and selection risk. In addition, shareholders of the Fund bear both their proportionate share of expenses in the Fund (including management fees) and, indirectly, the expenses of the investment companies.

Indemnification Risk—In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Funds have not accrued any liability in connection with these indemnification provisions.

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal period ended July 31, 2015 were as follows:

Multi-Manager Select Retirement Allocation	2015
Distributions paid from:
Ordinary income	$14,003

Total taxable distributions paid	$14,003

Multi-Manager Select 2010	2015
Distributions paid from:
Ordinary income	$19,917

Total taxable distributions paid	$19,917

Multi-Manager Select 2015	2015
Distributions paid from:
Ordinary income	$21,005

Total taxable distributions paid	$21,005

Multi-Manager Select 2020	2015
Distributions paid from:
Ordinary income	$24,867

Total taxable distributions paid	$24,867

Multi-Manager Select 2025	2015
Distributions paid from:
Ordinary income	$28,277

Total taxable distributions paid	$28,277

152	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

Multi-Manager Select 2030	2015
Distributions paid from:
Ordinary income	$32,699

Total taxable distributions paid	$32,699

Multi-Manager Select 2035	2015
Distributions paid from:
Ordinary income	$36,172

Total taxable distributions paid	$36,172

Multi-Manager Select 2040	2015
Distributions paid from:
Ordinary income	$41,467
Long-term capital gains	2,245

Total taxable distributions paid	$43,712

Multi-Manager Select 2045	2015
Distributions paid from:
Ordinary income	$33,299
Long-term capital gains	4,402

Total taxable distributions paid	$37,701

Multi-Manager Select 2050	2015
Distributions paid from:
Ordinary income	$25,020
Long-term capital gains	13,232

Total taxable distributions paid	$38,252

Multi-Manager Select 2055	2015
Distributions paid from:
Ordinary income	$27,913
Long-term capital gains	10,339

Total taxable distributions paid	$38,252

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	153

Notes to Financial Statements

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income		Undistributed Capital Gains	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
Multi-Manager Select Retirement Allocation	$1,621		$4,761	$(1,741)	$4,641
Multi-Manager Select 2010	1,595		5,747	(1,656)	5,686
Multi-Manager Select 2015	7,041		5,877	(15,162)	(2,244)
Multi-Manager Select 2020	46,033		11,029	(50,411)	6,651
Multi-Manager Select 2025	22,349		14,848	(58,678)	(21,481)
Multi-Manager Select 2030	23,190		17,625	(35,668)	5,147
Multi-Manager Select 2035	2,121		22,406	3,097	27,624
Multi-Manager Select 2040	– 0	–	22,099	33,115	55,214
Multi-Manager Select 2045	– 0	–	18,599	18,199	36,798
Multi-Manager Select 2050	– 0	–	9,801	21,517	31,318
Multi-Manager Select 2055	– 0	–	12,998	37,718	50,716

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2015, none of the Funds had any capital loss carryforwards.

During the current fiscal period, the Funds had adjustments due to permanent differences. Permanent differences have no effect on net assets. The effect of such permanent differences on each Fund—primarily due to the tax treatment of offering costs and dividend redesignations—is reflected as an adjustment to the components of capital as of July 31, 2015 as shown below:

Fund	Increase (Decrease) to Additional Paid-In Capital	Increase (Decrease) To Undistributed/ (Distributions in Excess of) Net Investment Income	Increase (Decrease) To Accumulated Net Realized Gain(Loss) On Investment Transactions
Multi-Manager Select Retirement Allocation	$(489)	$489	$	– 0	–
Multi-Manager Select 2010	(446)	1,093		(647)
Multi-Manager Select 2015	(1,099)	1,099		– 0	–
Multi-Manager Select 2020	(2,343)	2,343		– 0	–
Multi-Manager Select 2025	(2,399)	2,399		– 0	–
Multi-Manager Select 2030	(2,194)	3,381		(1,187)
Multi-Manager Select 2035	(2,068)	10,087		(8,019)
Multi-Manager Select 2040	(2,464)	18,804		(16,340)
Multi-Manager Select 2045	(1,912)	17,417		(15,505)
Multi-Manager Select 2050	(1,080)	20,975		(19,895)
Multi-Manager Select 2055	(1,202)	20,156		(18,954)

154	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Notes to Financial Statements

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	155

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.18

Net asset value, end of period	$ 10.18

Total Return
Total investment return based on net asset value(d)	1.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%
Expenses, before waivers/reimbursements^	45.18%
Net investment income(c)^	1.79%
Portfolio turnover rate	12%

See footnote summary on page 232.

156	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.13

Net asset value, end of period	$ 10.13

Total Return
Total investment return based on net asset value(d)	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.14%
Expenses, before waivers/reimbursements^	43.43%
Net investment income(c)^	.96%
Portfolio turnover rate	12%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	157

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.07

Net increase in net asset value from operations	.20

Net asset value, end of period	$ 10.20

Total Return
Total investment return based on net asset value(d)	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%
Expenses, before waivers/reimbursements^	44.95%
Net investment income(c)^	2.05%
Portfolio turnover rate	12%

See footnote summary on page 232.

158	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.06

Net increase in net asset value from operations	.16

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 10.02

Total Return
Total investment return based on net asset value(d)	1.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.64%
Expenses, before waivers/reimbursements^	30.60%
Net investment income(c)^	1.56%
Portfolio turnover rate	12%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	159

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.09

Net increase in net asset value from operations	.18

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 10.04

Total Return
Total investment return based on net asset value(d)	1.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$671
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.39%
Expenses, before waivers/reimbursements^	21.09%
Net investment income(c)^	1.45%
Portfolio turnover rate	12%

See footnote summary on page 232.

160	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.06

Net increase in net asset value from operations	.19

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 10.05

Total Return
Total investment return based on net asset value(d)	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$959
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%
Expenses, before waivers/reimbursements^	30.07%
Net investment income(c)^	2.06%
Portfolio turnover rate	12%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	161

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select Retirement Allocation Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.06

Net increase in net asset value from operations	.19

Less: Dividends
Dividends from net investment income	(.14)

Net asset value, end of period	$ 10.05

Total Return
Total investment return based on net asset value(d)	1.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.14%
Expenses, before waivers/reimbursements^	30.15%
Net investment income(c)^	2.07%
Portfolio turnover rate	12%

See footnote summary on page 232.

162	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.16
Net realized and unrealized gain on investment transactions	.10

Net increase in net asset value from operations	.26

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$ 10.23

Total Return
Total investment return based on net asset value(d)	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.38%
Expenses, before waivers/reimbursements^	46.32%
Net investment income(c)^	2.53%
Portfolio turnover rate	15%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	163

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.08

Net increase in net asset value from operations	.20

Less: Dividends
Dividends from net investment income	(.02)

Net asset value, end of period	$ 10.18

Total Return
Total investment return based on net asset value(d)	2.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.13%
Expenses, before waivers/reimbursements^	47.09%
Net investment income(c)^	1.84%
Portfolio turnover rate	15%

See footnote summary on page 232.

164	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions	.09

Net increase in net asset value from operations	.27

Less: Dividends
Dividends from net investment income	(.03)

Net asset value, end of period	$ 10.24

Total Return
Total investment return based on net asset value(d)	2.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%
Expenses, before waivers/reimbursements^	46.11%
Net investment income(c)^	2.81%
Portfolio turnover rate	15%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	165

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.09

Net increase in net asset value from operations	.24

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 10.04

Total Return
Total investment return based on net asset value(d)	2.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.63%
Expenses, before waivers/reimbursements^	30.49%
Net investment income(c)^	2.31%
Portfolio turnover rate	15%

See footnote summary on page 232.

166	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.15

Net increase in net asset value from operations	.25

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 10.05

Total Return
Total investment return based on net asset value(d)	2.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$597
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.38%
Expenses, before waivers/reimbursements^	23.54%
Net investment income(c)^	1.72%
Portfolio turnover rate	15%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	167

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions	.09

Net increase in net asset value from operations	.27

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 10.07

Total Return
Total investment return based on net asset value(d)	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$966
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%
Expenses, before waivers/reimbursements^	29.96%
Net investment income(c)^	2.82%
Portfolio turnover rate	15%

See footnote summary on page 232.

168	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2010 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions	.09

Net increase in net asset value from operations	.27

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 10.07

Total Return
Total investment return based on net asset value(d)	2.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.13%
Expenses, before waivers/reimbursements^	30.01%
Net investment income(c)^	2.82%
Portfolio turnover rate	15%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	169

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions†	.20
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.30

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.26

Total Return
Total investment return based on net asset value(d)	2.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$168
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.42%
Expenses, before waivers/reimbursements^	26.98%
Net investment income(c)^	1.50%
Portfolio turnover rate	18%

See footnote summary on page 232.

170	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions†	.19
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.25

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.21

Total Return
Total investment return based on net asset value(d)	2.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$374
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.17%
Expenses, before waivers/reimbursements^	19.67%
Net investment income(c)^	.90%
Portfolio turnover rate	18%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	171

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions†	.19
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.31

Less: Dividends
Dividends from net investment income	(.04)

Net asset value, end of period	$ 10.27

Total Return
Total investment return based on net asset value(d)	3.11%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$61
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%
Expenses, before waivers/reimbursements^	26.67%
Net investment income(c)^	1.82%
Portfolio turnover rate	18%

See footnote summary on page 232.

172	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions†	.17
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.28

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.07

Total Return
Total investment return based on net asset value(d)	2.84%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.67%
Expenses, before waivers/reimbursements^	15.95%
Net investment income(c)^	1.74%
Portfolio turnover rate	18%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	173

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08
Net realized and unrealized gain on investment transactions†	.22
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.30

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.09

Total Return
Total investment return based on net asset value(d)	3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,780
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.42%
Expenses, before waivers/reimbursements^	10.55%
Net investment income(c)^	1.30%
Portfolio turnover rate	18%

See footnote summary on page 232.

174	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions†	.14
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.32

Less: Dividends
Dividends from net investment income	(.22)

Net asset value, end of period	$ 10.10

Total Return
Total investment return based on net asset value(d)	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$969
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%
Expenses, before waivers/reimbursements^	25.68%
Net investment income(c)^	2.91%
Portfolio turnover rate	18%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	175

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2015 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions†	.14
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.32

Less: Dividends
Dividends from net investment income	(.22)

Net asset value, end of period	$ 10.10

Total Return
Total investment return based on net asset value(d)	3.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.17%
Expenses, before waivers/reimbursements^	25.70%
Net investment income(c)^	2.91%
Portfolio turnover rate	18%

See footnote summary on page 232.

176	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions†	.24
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.36

Less: Dividends
Dividends from net investment income	(.08)

Net asset value, end of period	$ 10.28

Total Return
Total investment return based on net asset value(d)	3.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$521
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.46%
Expenses, before waivers/reimbursements^	9.77%
Net investment income(c)^	2.00%
Portfolio turnover rate	100%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	177

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions†	.24
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.30

Less: Dividends
Dividends from net investment income	(.07)

Net asset value, end of period	$ 10.23

Total Return
Total investment return based on net asset value(d)	3.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$370
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.21%
Expenses, before waivers/reimbursements^	12.82%
Net investment income(c)^	.95%
Portfolio turnover rate	100%

See footnote summary on page 232.

178	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions†	.20
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.38

Less: Dividends
Dividends from net investment income	(.08)

Net asset value, end of period	$ 10.30

Total Return
Total investment return based on net asset value(d)	3.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%
Expenses, before waivers/reimbursements^	25.25%
Net investment income(c)^	2.74%
Portfolio turnover rate	100%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	179

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions†	.22
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.34

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 10.09

Total Return
Total investment return based on net asset value(d)	3.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$296
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.71%
Expenses, before waivers/reimbursements^	8.32%
Net investment income(c)^	1.93%
Portfolio turnover rate	100%

See footnote summary on page 232.

180	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions†	.26
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.36

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 10.11

Total Return
Total investment return based on net asset value(d)	3.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,854
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.46%
Expenses, before waivers/reimbursements^	5.40%
Net investment income(c)^	1.68%
Portfolio turnover rate	100%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	181

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19
Net realized and unrealized gain on investment transactions†	.18
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.37

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(d)	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$975
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%
Expenses, before waivers/reimbursements^	24.45%
Net investment income(c)^	2.98%
Portfolio turnover rate	100%

See footnote summary on page 232.

182	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2020 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19
Net realized and unrealized gain on investment transactions†	.18
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.37

Less: Dividends
Dividends from net investment income	(.25)

Net asset value, end of period	$ 10.12

Total Return
Total investment return based on net asset value(d)	3.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.21%
Expenses, before waivers/reimbursements^	24.49%
Net investment income(c)^	2.99%
Portfolio turnover rate	100%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	183

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions†	.33
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.44

Less: Dividends
Dividends from net investment income	(.11)

Net asset value, end of period	$ 10.33

Total Return
Total investment return based on net asset value(d)	4.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$174
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.45%
Expenses, before waivers/reimbursements^	13.53%
Net investment income(c)^	1.73%
Portfolio turnover rate	22%

See footnote summary on page 232.

184	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05
Net realized and unrealized gain on investment transactions†	.35
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.40

Less: Dividends
Dividends from net investment income	(.11)

Net asset value, end of period	$ 10.29

Total Return
Total investment return based on net asset value(d)	3.99%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.20%
Expenses, before waivers/reimbursements^	15.69%
Net investment income(c)^	.72%
Portfolio turnover rate	22%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	185

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions†	.35
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.46

Less: Dividends
Dividends from net investment income	(.11)

Net asset value, end of period	$ 10.35

Total Return
Total investment return based on net asset value(d)	4.65%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$534
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Expenses, before waivers/reimbursements^	13.26%
Net investment income(c)^	1.71%
Portfolio turnover rate	22%

See footnote summary on page 232.

186	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions†	.31
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.43

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 10.14

Total Return
Total investment return based on net asset value(d)	4.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$482
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.70%
Expenses, before waivers/reimbursements^	7.14%
Net investment income(c)^	1.98%
Portfolio turnover rate	22%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	187

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions†	.36
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.45

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 10.16

Total Return
Total investment return based on net asset value(d)	4.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,497
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.45%
Expenses, before waivers/reimbursements^	5.97%
Net investment income(c)^	1.46%
Portfolio turnover rate	22%

See footnote summary on page 232.

188	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19
Net realized and unrealized gain on investment transactions†	.27
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.46

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 10.17

Total Return
Total investment return based on net asset value(d)	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$984
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Expenses, before waivers/reimbursements^	22.66%
Net investment income(c)^	3.04%
Portfolio turnover rate	22%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	189

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2025 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.19
Net realized and unrealized gain on investment transactions†	.27
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.46

Less: Dividends
Dividends from net investment income	(.29)

Net asset value, end of period	$ 10.17

Total Return
Total investment return based on net asset value(d)	4.62%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.20%
Expenses, before waivers/reimbursements^	22.69%
Net investment income(c)^	3.04%
Portfolio turnover rate	22%

See footnote summary on page 232.

190	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08
Net realized and unrealized gain on investment transactions	.47
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.55

Less: Dividends
Dividends from net investment income	(.16)

Net asset value, end of period	$ 10.39

Total Return
Total investment return based on net asset value(d)	5.49%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$317
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	18.85%
Net investment income(c)^	1.18%
Portfolio turnover rate	35%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	191

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.38
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.50

Less: Dividends
Dividends from net investment income	(.15)

Net asset value, end of period	$ 10.35

Total Return
Total investment return based on net asset value(d)	5.04%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.24%
Expenses, before waivers/reimbursements^	25.83%
Net investment income(c)^	1.88%
Portfolio turnover rate	35%

See footnote summary on page 232.

192	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.45
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.57

Less: Dividends
Dividends from net investment income	(.16)

Net asset value, end of period	$ 10.41

Total Return
Total investment return based on net asset value(d)	5.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	18.70%
Net investment income(c)^	1.82%
Portfolio turnover rate	35%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	193

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.43
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.53

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 10.20

Total Return
Total investment return based on net asset value(d)	5.35%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$380
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.74%
Expenses, before waivers/reimbursements^	8.24%
Net investment income(c)^	1.70%
Portfolio turnover rate	35%

See footnote summary on page 232.

194	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.08
Net realized and unrealized gain on investment transactions	.46
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.54

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 10.21

Total Return
Total investment return based on net asset value(d)	5.47%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,785
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	7.09%
Net investment income(c)^	1.28%
Portfolio turnover rate	35%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	195

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions	.38
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.56

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 10.23

Total Return
Total investment return based on net asset value(d)	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$994
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	22.26%
Net investment income(c)^	2.90%
Portfolio turnover rate	35%

See footnote summary on page 232.

196	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2030 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.18
Net realized and unrealized gain on investment transactions	.38
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.56

Less: Dividends
Dividends from net investment income	(.33)

Net asset value, end of period	$ 10.23

Total Return
Total investment return based on net asset value(d)	5.69%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	22.28%
Net investment income(c)^	2.88%
Portfolio turnover rate	35%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	197

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.63

Less: Dividends
Dividends from net investment income	(.19)

Net asset value, end of period	$ 10.44

Total Return
Total investment return based on net asset value(d)	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$288
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	14.64%
Net investment income(c)^	1.09%
Portfolio turnover rate	17%

See footnote summary on page 232.

198	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.05
Net realized and unrealized gain on investment transactions	.54
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.59

Less: Dividends
Dividends from net investment income	(.19)

Net asset value, end of period	$ 10.40

Total Return
Total investment return based on net asset value(d)	5.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$65
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.24%
Expenses, before waivers/reimbursements^	19.46%
Net investment income(c)^	.76%
Portfolio turnover rate	17%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	199

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07
Net realized and unrealized gain on investment transactions	.57
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.64

Less: Dividends
Dividends from net investment income	(.19)

Net asset value, end of period	$ 10.45

Total Return
Total investment return based on net asset value(d)	6.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$171
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	21.13%
Net investment income(c)^	1.16%
Portfolio turnover rate	17%

See footnote summary on page 232.

200	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.51
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.61

Less: Dividends
Dividends from net investment income	(.36)

Net asset value, end of period	$ 10.25

Total Return
Total investment return based on net asset value(d)	6.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$217
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.74%
Expenses, before waivers/reimbursements^	9.15%
Net investment income(c)^	1.62%
Portfolio turnover rate	17%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	201

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.63

Less: Dividends
Dividends from net investment income	(.37)

Net asset value, end of period	$ 10.26

Total Return
Total investment return based on net asset value(d)	6.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,768
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.49%
Expenses, before waivers/reimbursements^	6.39%
Net investment income(c)^	1.16%
Portfolio turnover rate	17%

See footnote summary on page 232.

202	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17
Net realized and unrealized gain on investment transactions	.48
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.65

Less: Dividends
Dividends from net investment income	(.37)

Net asset value, end of period	$ 10.28

Total Return
Total investment return based on net asset value(d)	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,001
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	22.51%
Net investment income(c)^	2.65%
Portfolio turnover rate	17%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	203

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2035 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.17
Net realized and unrealized gain on investment transactions	.48
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.65

Less: Dividends
Dividends from net investment income	(.37)

Net asset value, end of period	$ 10.28

Total Return
Total investment return based on net asset value(d)	6.56%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.24%
Expenses, before waivers/reimbursements^	22.53%
Net investment income(c)^	2.64%
Portfolio turnover rate	17%

See footnote summary on page 232.

204	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.58
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.69

Less: Dividends
Dividends from net investment income	(.27)

Net asset value, end of period	$ 10.42

Total Return
Total investment return based on net asset value(d)	6.92%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$77
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	23.89%
Net investment income(c)^	1.69%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	205

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.65

Less: Dividends
Dividends from net investment income	(.26)

Net asset value, end of period	$ 10.39

Total Return
Total investment return based on net asset value(d)	6.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%
Expenses, before waivers/reimbursements^	30.19%
Net investment income(c)^	1.35%
Portfolio turnover rate	16%

See footnote summary on page 232.

206	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.57
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.72

Less: Dividends
Dividends from net investment income	(.27)

Net asset value, end of period	$ 10.45

Total Return
Total investment return based on net asset value(d)	7.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	29.08%
Net investment income(c)^	2.33%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	207

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.57
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.68

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 10.24

Total Return
Total investment return based on net asset value(d)	6.91%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%
Expenses, before waivers/reimbursements^	14.63%
Net investment income(c)^	1.71%
Portfolio turnover rate	16%

See footnote summary on page 232.

208	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.63
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.69

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 10.25

Total Return
Total investment return based on net asset value(d)	7.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,623
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	5.69%
Net investment income(c)^	1.03%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	209

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 10.27

Total Return
Total investment return based on net asset value(d)	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,008
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	18.71%
Net investment income(c)^	2.44%
Portfolio turnover rate	16%

See footnote summary on page 232.

210	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2040 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04
Net realized and unrealized gain on investment transactions	.67
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.44)

Net asset value, end of period	$ 10.27

Total Return
Total investment return based on net asset value(d)	7.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$522
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	16.54%
Net investment income(c)^	.68%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	211

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.60
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.72

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.51

Total Return
Total investment return based on net asset value(d)	7.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$111
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.54%
Expenses, before waivers/reimbursements^	28.43%
Net investment income(c)^	1.96%
Portfolio turnover rate	14%

See footnote summary on page 232.

212	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.01
Net realized and unrealized gain on investment transactions	.66
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.67

Less: Dividends
Dividends from net investment income	(.20)

Net asset value, end of period	$ 10.47

Total Return
Total investment return based on net asset value(d)	6.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$84
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.29%
Expenses, before waivers/reimbursements^	27.00%
Net investment income(c)^	.14%
Portfolio turnover rate	14%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	213

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.59
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.74

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.53

Total Return
Total investment return based on net asset value(d)	7.43%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%
Expenses, before waivers/reimbursements^	29.40%
Net investment income(c)^	2.35%
Portfolio turnover rate	14%

See footnote summary on page 232.

214	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.10
Net realized and unrealized gain on investment transactions	.60
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.70

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 10.32

Total Return
Total investment return based on net asset value(d)	7.10%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.79%
Expenses, before waivers/reimbursements^	15.63%
Net investment income(c)^	1.53%
Portfolio turnover rate	14%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	215

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.66
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.72

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 10.34

Total Return
Total investment return based on net asset value(d)	7.32%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,077
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.54%
Expenses, before waivers/reimbursements^	7.63%
Net investment income(c)^	.93%
Portfolio turnover rate	14%

See footnote summary on page 232.

216	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.57
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.72

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 10.34

Total Return
Total investment return based on net asset value(d)	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,009
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%
Expenses, before waivers/reimbursements^	23.10%
Net investment income(c)^	2.36%
Portfolio turnover rate	14%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	217

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2045 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.06
Net realized and unrealized gain on investment transactions	.66
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.72

Less: Dividends
Dividends from net investment income	(.38)

Net asset value, end of period	$ 10.34

Total Return
Total investment return based on net asset value(d)	7.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$346
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.29%
Expenses, before waivers/reimbursements^	16.19%
Net investment income(c)^	.96%
Portfolio turnover rate	14%

See footnote summary on page 232.

218	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.61

Net increase in net asset value from operations	.70

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.49

Total Return
Total investment return based on net asset value(d)	7.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	36.42%
Net investment income(c)^	1.37%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	219

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.56

Net increase in net asset value from operations	.65

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.44

Total Return
Total investment return based on net asset value(d)	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%
Expenses, before waivers/reimbursements^	41.11%
Net investment income(c)^	1.39%
Portfolio turnover rate	16%

See footnote summary on page 232.

220	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.56

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.50

Total Return
Total investment return based on net asset value(d)	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	40.13%
Net investment income(c)^	2.38%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	221

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.13
Net realized and unrealized gain on investment transactions	.55

Net increase in net asset value from operations	.68

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.29

Total Return
Total investment return based on net asset value(d)	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%
Expenses, before waivers/reimbursements^	25.29%
Net investment income(c)^	2.03%
Portfolio turnover rate	16%

See footnote summary on page 232.

222	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07
Net realized and unrealized gain on investment transactions	.62

Net increase in net asset value from operations	.69

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.30

Total Return
Total investment return based on net asset value(d)	6.97%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,613
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	16.29%
Net investment income(c)^	1.09%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	223

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.56

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.32

Total Return
Total investment return based on net asset value(d)	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	27.24%
Net investment income(c)^	2.39%
Portfolio turnover rate	16%

See footnote summary on page 232.

224	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2050 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.56

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.32

Total Return
Total investment return based on net asset value(d)	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	27.28%
Net investment income(c)^	2.38%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	225

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class A
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.11
Net realized and unrealized gain on investment transactions	.58
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.69

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.48

Total Return
Total investment return based on net asset value(d)	6.96%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	22.61%
Net investment income(c)^	1.73%
Portfolio turnover rate	16%

See footnote summary on page 232.

226	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class C
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.09
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.65

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.44

Total Return
Total investment return based on net asset value(d)	6.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	1.28%
Expenses, before waivers/reimbursements^	24.47%
Net investment income(c)^	1.39%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	227

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Advisor Class
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.04
Net realized and unrealized gain on investment transactions	.67
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.21)

Net asset value, end of period	$ 10.50

Total Return
Total investment return based on net asset value(d)	7.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$347
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	22.48%
Net investment income(c)^	.69%
Portfolio turnover rate	16%

See footnote summary on page 232.

228	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class R
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.12
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.68

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.29

Total Return
Total investment return based on net asset value(d)	6.85%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.78%
Expenses, before waivers/reimbursements^	22.02%
Net investment income(c)^	1.86%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	229

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class K
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.07
Net realized and unrealized gain on investment transactions	.61
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.68

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.29

Total Return
Total investment return based on net asset value(d)	6.86%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,300
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.53%
Expenses, before waivers/reimbursements^	16.63%
Net investment income(c)^	1.14%
Portfolio turnover rate	16%

See footnote summary on page 232.

230	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class I
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.32

Total Return
Total investment return based on net asset value(d)	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,007
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	21.99%
Net investment income(c)^	2.39%
Portfolio turnover rate	16%

See footnote summary on page 232.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	231

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB Multi-Manager Select 2055 Fund
Class Z
December 15 2014(a) to July 31, 2015

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment income(b)(c)	.15
Net realized and unrealized gain on investment transactions	.56
Contributions from Affiliates(e)	.00

Net increase in net asset value from operations	.71

Less: Dividends
Dividends from net investment income	(.39)

Net asset value, end of period	$ 10.32

Total Return
Total investment return based on net asset value(d)	7.19%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11
Ratio to average net assets of:
Expenses, net of waivers/reimbursements^	.28%
Expenses, before waivers/reimbursements^	21.98%
Net investment income(c)^	2.38%
Portfolio turnover rate	16%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of fees and expenses waived/reimbursed by the Adviser.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	Amount is less than $.005.

^	Annualized.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

The expense and net investment income ratios do not include income earned or expenses incurred by the Funds through their Underlying Portfolios.

See notes to financial statements.

232	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of AB Cap Fund, Inc. and Shareholders of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund (collectively, the “Fund”) (formerly AllianceBernstein Multi-Manager Select Retirement Allocation Fund, AllianceBernstein Multi-Manager Select 2010 Fund, AllianceBernstein Multi-Manager Select 2015 Fund, AllianceBernstein Multi-Manager Select 2020 Fund, AllianceBernstein Multi-Manager Select 2025 Fund, AllianceBernstein Multi-Manager Select 2030 Fund, AllianceBernstein Multi-Manager Select 2035 Fund, AllianceBernstein Multi-Manager Select 2040 Fund, AllianceBernstein Multi-Manager Select 2045 Fund, AllianceBernstein Multi-Manager Select 2050 Fund and AllianceBernstein Multi-Manager Select 2055 Fund, respectively), eleven of the portfolios constituting AB Cap Fund, Inc. (formerly AllianceBernstein Cap Fund, Inc.), as of July 31, 2015, and the related statements of operations, statements of changes in net assets and the financial highlights for the period December 15, 2014 (commencement of operations) to July 31, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	233

Report of Independent Registered Public Accounting Firm

presentation. Our procedures included confirmation of securities owned as of July 31, 2015 by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund and AB Multi-Manager Select 2055 Fund at July 31, 2015, and the results of its operations, changes in its net assets and financial highlights for the period December 15, 2014 (commencement of operations) to July 31, 2015, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 29, 2015

234	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Report of Independent Registered Public Accounting Firm

FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Funds during the taxable period ended July 31, 2015. For such period, each of the AB Multi-Manager Select Retirement Funds designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2016.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	235

Federal Tax Information

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Daniel J. Loewy(2), Vice President

Christopher H. Nikolich(2), Vice President

Vadim Zlotnikov(2) , Vice President

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Emilie D. Wrapp, Secretary

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company
State Street Corporation CCB/5
1 Iron Street
Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	Messrs. Loewy, Nikolich, and Zlotnikov are the investment professionals at the Adviser with the most significant responsibility for the Adviser’s role in the day-to-day management of the Funds’ portfolio, which role includes monitoring the Funds’ sub-adviser and ensuring that asset allocations are consistent with the Funds’ investment guidelines.

236	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Board of Directors

MANAGEMENT OF THE FUND

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 1345 Avenue of the Americas New York, NY 10105 55 (2014)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	121	None

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	237

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., ## Chairman of the Board 73 (2014)	Private Investor since prior to 2010. Former Chairman and CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing). He has extensive operating leadership and venture capital investing experience, including five interim or full-time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience, and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB fund since 1992, and director or trustee of multiple AB funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such Funds since February 2014.	121	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, ## 73 (2014)	Independent Consultant since prior to 2010. Formerly, President of Save Venice, Inc. (preservation organization) from 2001-2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	121	None

238	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 71 (2014)	Private Investor since prior to 2010. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a Director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	121	Asia Pacific Fund, Inc. (registered investment company) since prior to 2010

William H. Foulk, Jr., ## 83 (2014)	Investment Adviser and an Independent Consultant since prior to 2010. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 until early February 2014. He served as Chairman of such Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	121	None

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	239

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, ## 79 (2014)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2010. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2010 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He was a director of Cirrus Logic Corporation (semi-conductors) from 1984 until July 2011. He has served as a director or trustee of one or more of the AB Funds since 1982.	121	None

Nancy P. Jacklin, ## 67 (2014)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the Funds since August 2014.	121	None

240	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

NAME, ADDRESS*, AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, ## 63 (2014)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of both the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds, and the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	121	None

Earl D. Weiner, ## 76 (2014)	Of Counsel and Partner prior to January of 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	121	None

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	241

Management of the Fund

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member pf the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

242	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Management of the Fund

Officer Information

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH TRUST	PRINCIPAL OCCUPATION DURING PAST 5 YEARS
Robert M. Keith 55	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 70	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P., since prior to March 2003.

Daniel J. Loewy 40	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2010.

Christopher H. Nikolich 45	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2010.

Vadim Zlotnikov 53	Vice President	Senior Vice President of the Adviser**, with which he has been associated since prior to 2010.

Emilie D. Wrapp 59	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI**, with which she has been associated since prior to 2010.

Joseph J. Mantineo 56	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services (“ABIS”)**, with which he has been associated since prior to 2010.

Phyllis J. Clarke 54	Controller	Vice President of ABIS**, with which she has been associated since prior to 2010.

Vincent S. Noto 50	Chief Compliance Officer	Senior Vice President since 2015 and Mutual Fund Chief Compliance Officer since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2010.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AB at 1-(800) 227-4618, or visit www.ABglobal.com, for a free prospectus or SAI.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	243

Management of the Fund

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AllianceBernstein Cap Fund, Inc. (the “Fund”) in respect of the AllianceBernstein Multi-Manager Select Retirement Funds (each a “Portfolio” and collectively, the “Portfolios”):2

Select Retirement Allocation Fund

Select 2010 Fund

Select 2015 Fund

Select 2020 Fund

Select 2025 Fund

Select 2030 Fund

Select 2035 Fund

Select 2040 Fund

Select 2045 Fund

Select 2050 Fund

Select 2055 Fund

The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by an August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Portfolios are designed as open end target date funds, registered under the Investment Company Act of 1940 (the “1940 Act”), each of which invests in externally-managed mutual funds with an ability to strategically alter its asset allocation during market cycles with periods of higher volatility using the Adviser’s Dynamic Asset Allocation (“DAA”) service.3 The Portfolios will be

1	It should be noted that the information in the fee evaluation was completed on July 24, 2014 and discussed with the Board of Directors on August 5-7, 2014.

2	Future references to the Portfolios do not include “AllianceBernstein.”

3	The Portfolios will invest in actively and passively managed funds, including exchange traded funds (“ETFs”).

244	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

managed by the Adviser and sub-advised by Morningstar Investment Management (“Morningstar”).4 The Adviser will be responsible for the Portfolios’ asset allocation policy and trade execution. The Adviser will also provide Morningstar with the universe of external fund managers from which Morningstar is to select investments in performing its portfolio management activities. Morningstar will be responsible for portfolio construction and selecting the underlying investment options (the “Underlying Funds”) for the Portfolios; provided, however, that investments managed by the Adviser will constitute approximately 33% (and in no event greater than 40%) of the aggregate net asset value of the Portfolios. Other duties Morningstar will be responsible for include providing regular reports to the Fund and/or to the Adviser and providing support to the Adviser with respect to marketing of the Portfolios.

The Portfolios’ investment objective is to seek the highest total return over time consistent with its asset mix. Total return includes capital growth and income. Except for Select Retirement Allocation Fund, which will be managed from its inception at the final static asset allocation, each Portfolio will be managed to the specific year of planned retirement included in its name; such Portfolio’s asset mix will become more conservative, with an increasing exposure to fixed-income securities and short-term bonds, until reaching the year approximately 15 years after the retirement year at which time the asset allocation will become static. Effective 15 years after its stated year, the Portfolio’s portfolio allocation will become static, and the Adviser will propose to merge the Portfolio with Select Retirement Allocation Fund. Each Portfolio’s investment mix anticipates that an investor may after retirement take withdrawal from his or her account to provide supplemental retirement income.

Each Portfolio’s benchmark will be the Morningstar Lifetime Moderate Index that corresponds to the Portfolio’s target date. Performance comparisons are also expected to be made to the S&P Target Date Index that corresponds to a Portfolio’s target date. The Adviser expects Lipper and Morningstar to classify the Portfolios in their respective Target Date categories.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4	Morningstar Investment Management includes Ibbotson Associates, which Morningstar acquired in March 2006.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	245

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolios grow larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolios.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arm’s length bargaining.” Jones v. Harris Associates L.P., 130 S. Ct. 1418 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”5

ADVISORY FEES, NET ASSETS, & EXPENSE RATIOS

The Adviser proposed that Portfolios pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement.

Portfolio	Fee
Multi-Manager Select Retirement Funds	0.15% of average daily net assets

The Adviser proposed it pay the following sub-advisory fees for Morningstar:6

Portfolio	Morningstar Sub-Advisory Fee Based on all of the Portfolios’ Aggregate Average Daily Net Assets
Multi-Manager Select Retirement Funds	0.09% on the first $1 billion 0.07% on the next $2 billion 0.06% on the next $2 billion 0.04% on the balance Minimum Annual Fee: $150,000

5	Jones v. Harris at 1427.

6	In addition to the sub-advisory fees it will receive, Morningstar may receive “fall out” benefits from its relationship with the Portfolios, including becoming better known among investors who would typically use Morningstar’s other services, including its fund related publications.

246	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

The Underlying Funds in which the Portfolios will invest will be charged an advisory fee by their investment advisers. As previously noted, the sub-advisory agreement between the Adviser and Morningstar requires Morningstar to invest approximately 33% (with a maximum of 40%) of the Portfolios’ aggregate net assets in AllianceBernstein Funds.

The Portfolios’ Expense Limitation Agreement calls for the Adviser to establish expense caps, set forth below, for a one year period after the date that shares of the Portfolios are first offered to the public. The Expense Limitation Agreement also provides a mechanism for reimbursing the Adviser for its expense cap subsidies. Under the Expense Limitation Agreement, the Adviser may be able to recoup all or a portion of the amounts waived or reimbursed until the end of three fiscal years after the fiscal period in which the amounts were waived or reimbursed to the extent that the reimbursements do not cause the expense ratios of the Portfolios’ share classes to exceed their expense caps. The Adviser’s ability to recoup offering expenses will terminate with the agreement.

The Expense Limitation Agreement also calls for the Adviser to exclude the Portfolios’ acquired fund fees and expenses (i.e. fees and expenses, including interest expenses, taxes, extraordinary expenses, brokerage commissions and other transaction costs, of the Underlying Funds proportionate to the Portfolios’ assets invested in the Underlying Funds).7 Although the Portfolios’ acquired fund fees and expenses will not be included as part of the Portfolios’ expenses capped by the Portfolios’ Expense Limitation Undertaking, the Adviser has asked Morningstar to target the Portfolios’ total expenses, including acquired fund fees and expenses, within a certain range.

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[8]		Estimated Acquired Funds Ratio[8]		Estimated Total Expenses		Fiscal Year End
Select Retirement Allocation Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.42 1.17 0.67 0.42 0.17 0.17 0.17	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.48 0.48 0.48 0.48 0.48 0.48 0.48	% % % % % % %	0.90 1.65 1.15 0.90 0.65 0.65 0.65	% % % % % % %	July 31

7	For example, Select Retirement Allocation Fund’s Class A share gross expense ratio is 0.63%. Accordingly, the Adviser is waiving and/or reimbursing the Portfolio 0.21%, and the estimated total expense ratio is 0.90% (net ratio of 0.42% plus acquired fund fees and expenses of 0.48%). Hypothetically, if the Portfolio’s acquired fund fees and expenses were to increase by 0.02% to 0.50%, since the acquired fund fees and expenses is not included in the application of the expense cap, the estimated total expense ratio will increase by 0.02% to 0.92%.

8	Each Portfolio’s estimated gross expense ratios and estimated acquired fund ratios are based on an initial estimate of each Portfolio’s net assets at $250 million.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	247

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[8]		Estimated Acquired Funds Ratio[8]		Estimated Total Expenses		Fiscal Year End
Select 2010 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.44 1.19 0.69 0.44 0.19 0.19 0.19	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.51 0.51 0.51 0.51 0.51 0.51 0.51	% % % % % % %	0.95 1.70 1.20 0.95 0.70 0.70 0.70	% % % % % % %	July 31

Select 2015 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.46 1.21 0.71 0.46 0.21 0.21 0.21	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.54 0.54 0.54 0.54 0.54 0.54 0.54	% % % % % % %	1.00 1.75 1.25 1.00 0.75 0.75 0.75	% % % % % % %	July 31

Select 2020 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.50 1.25 0.75 0.50 0.25 0.25 0.25	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.55 0.55 0.55 0.55 0.55 0.55 0.55	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31

Select 2025 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.58 0.58 0.58 0.58 0.58 0.58 0.58	% % % % % % %	1.05 1.80 1.30 1.05 0.80 0.80 0.80	% % % % % % %	July 31

Select 2030 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.61 0.61 0.61 0.61 0.61 0.61 0.61	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31

Select 2035 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.63 0.63 0.63 0.63 0.63 0.63 0.63	% % % % % % %	1.10 1.85 1.35 1.10 0.85 0.85 0.85	% % % % % % %	July 31

248	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Expense Cap Pursuant to Expense Limitation Undertaking (“Net Ratio”)			Estimated Gross Expense Ratio[8]		Estimated Acquired Funds Ratio[8]		Estimated Total Expenses		Fiscal Year End
Select 2040 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.66 0.66 0.66 0.66 0.66 0.66 0.66	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2045 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.49 1.24 0.74 0.49 0.24 0.24 0.24	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.66 0.66 0.66 0.66 0.66 0.66 0.66	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2050 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.68 0.68 0.68 0.68 0.68 0.68 0.68	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

Select 2055 Fund	Class A Class C Class R Class K Class I Advisor Class Z	0.47 1.22 0.72 0.47 0.22 0.22 0.22	% % % % % % %	0.63 1.38 1.04 0.73 0.40 0.38 0.30	% % % % % % %	0.68 0.68 0.68 0.68 0.68 0.68 0.68	% % % % % % %	1.15 1.90 1.40 1.15 0.90 0.90 0.90	% % % % % % %	July 31

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients and different liabilities assumed. Services that are provided by the Adviser to the Portfolios that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes–Oxley Act of 2002, and coordinating with and monitoring the Portfolios’ third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional accounts due to the greater complexities

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	249

and time required for investment companies. Also, retail mutual funds managed by the Adviser are widely held and accordingly, servicing the Portfolios’ investors is more time consuming and labor intensive compared to servicing institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an open-end investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly if a fund is in net redemption, and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. In recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although these risks are generally still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolios.9 In addition to the AllianceBernstein institutional fee schedule, set forth below are what would have been the effective advisory fee of the Portfolios had the institutional fee schedule been applicable to the Portfolios, the Portfolios’ advisory fee and the difference between those fees based on an initial estimate of the Portfolios’ aggregate net assets at $2.75 billion.10

9	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

10	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

250	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Fund[11]	Projected Net Assets ($MM)	AllianceBernstein Institutional Fee Schedule	Effective AB Inst. Adv. Fee (%)	Fund Advisory Fee (%)	Difference
Multi-Manager Select Retirement Funds	$2,750.0	Customized Retirement Strategies[12] 0.12% on 1st $100 million 0.09% on next $400 million 0.07% on next $500 million 0.04% on next $1,500 million 0.03% on the balance +$60K for daily NAV Minimum Account Size: $100M or plan assets of $500M	0.055%	0.150%[13]	0.095%

Morningstar provided the Adviser and the Senior Officer its standard advisory fee schedule, set forth in the table below, for sub-advisory relationships. Morningstar’s clients may be paying Morningstar a negotiated (lower) fee than the estimated fee based on its standard sub-advisory fee schedule, just as the Adviser has negotiated a lower sub-advisory fee rate for the Funds. Also shown is what would have been Morningstar’s sub-advisory fee based on an initial estimate of the Funds’ aggregate net assets at $2.75 billion.

Portfolio	Morningstar Standard Sub-Advisory Fee Schedule	Morningstar Standard Sub-Advisory Fee	Morningstar Sub-Advisory Fee To Be Paid by AB	Portfolio Advisory Fee
Multi-Manager Select Retirement Funds	0.10% on the first $1 billion 0.09% on the next $4 billion 0.08% on the next $5 billion 0.07% on the balance	0.094%	0.077%	0.150%[14]

11	The projected net asset level of $2.75 billion assumes a projected net asset estimate of $250 million for each Portfolio.

12	Customized Retirement Strategies (“CRS”) is similar to the investment service contemplated for the Funds in terms of the Adviser’s asset allocation “glide path” design. However, CRS allows for the plan to utilize the Adviser and/or any other investment manager to manage any mix of active or passive underlying portfolios. Accordingly, the institutional fees shown in the table below pertain only to asset allocation “glide path” services provided by the Adviser.

13	0.077% of the 0.150% is paid by the Adviser to Morningstar. Accordingly, the advisory fee retained by the Adviser is 0.073%.

14	The fee retained by the Adviser after payment of the sub-advisory fee to Morningstar is 0.073%.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	251

The Adviser manages the Retirement Strategies. Similar to the Portfolios, the Retirement Strategies are target date funds. However, unlike the Portfolios, the Retirement Strategies’ underlying funds, the AllianceBernstein Pooling Portfolios, are managed by the Adviser and are all actively managed portfolios. The fee charged to each Retirement Strategy is dependent on the percentage of equity investments and the level of net assets held by the Retirement Strategy:

% Invested in Equity Investments[15]	Advisory Fee
• Equal to or less than 60%	0.55%
• Greater than 60% and less than 80%	0.60%
• Equal to or greater than 80%	0.65%

Net Asset Level	Fee Reduction Due to Breakpoint
• Assets equal to or less than $2.5 billion	n/a
• Assets greater than $2.5 billion and less than $5 billion	0.10%
• Assets greater than $5 billion	0.15%

Accordingly, under the terms of the Investment Advisory Agreement, the Retirement Strategies will pay the Adviser at the following annual rates:

Retirement Strategy[16]	First $2.5 billion	Average Daily Net Assets Next $2.5 billion	In excess of $5 billion
2000, 2005, 2010	0.55%	0.45%	0.40%
2015, 2020, 2025	0.60%	0.50%	0.45%
2030, 2035, 2040, 2045, 2050, 2055	0.65%	0.55%	0.50%

The Adviser has represented that it does not sub-advise any registered investment company that has a similar investment strategy as the Portfolios.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other

15	For purposes of determining the percent of the portfolio that consists of equity investments, 50% of the assets invested in the Multi-Asset Real Return Portfolio (formerly Global Real Estate Investment Portfolio) and all assets invested in Volatility Management Portfolio will be considered to be invested in equity investments (although any additional allocation to Multi-Asset Real Return Portfolio beyond the allocation in September 2010 to the Portfolio will be treated as an equity allocation for fee calculation purposes).

16	Prior to October 1, 2010, Retirement Strategy 2025’s advisory fee rate was 0.65% of the average daily net assets.

252	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

investment companies for similar services offered by other investment advisers.17 Lipper’s analysis included the comparison of each Portfolio’s contractual management fee, estimated at an initial asset level of $250 million, to the median of the Portfolio’s Lipper Expense Group (“EG”)18 and the Portfolio’s contractual management fee ranking.19

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

The Portfolios have a unique investment organizational structure. The Portfolios are the only funds in their respective Lipper EGs that have an independent third party entity responsible for selecting underlying funds for investment. The underlying funds of the Portfolios’ target date peers have the same investment advisers as the target date funds that invest in them. However, these underlying funds are sub-advised by at least one independent third party sub-adviser.

17	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1429.

18	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

19	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that Portfolio had the lowest effective fee rate in the Lipper peer group.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	253

Portfolio	Contractual Management Fee (%)7[20]	Lipper EG Median (%)	Lipper EG Rank	Lipper EG Quintile
Select Retirement Allocation Fund[21]	0.150	0.090	2/2	N/A
Select 2010 Fund[22]	0.150	0.080	4/4	N/A
Select 2015 Fund[22]	0.150	0.080	4/4	N/A
Select 2020 Fund[23]	0.150	0.080	4/4	N/A
Select 2025 Fund[23]	0.150	0.080	4/4	N/A
Select 2030 Fund[23]	0.150	0.080	4/4	N/A
Select 2035 Fund[23]	0.150	0.080	4/4	N/A
Select 2040 Fund[23]	0.150	0.080	4/4	N/A
Select 2045 Fund[23]	0.150	0.080	4/4	N/A
Select 2050 Fund[22]	0.150	0.080	4/4	N/A
Select 2055 Fund[22]	0.150	0.080	4/4	N/A

Lipper compared the Portfolios’ total expense ratios to that of their EG peers. The Portfolios’ total expense ratios are shown excluding and including the Portfolios’ acquired funds fees and expenses (i.e. blended expense ratios of the Portfolios’ Underlying Funds). As previously mentioned, the Portfolios’ total expense ratios are capped without including the Portfolios’ acquired funds expense ratios.

Portfolio	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)[24]	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)[24]
Select Retirement Allocation Fund	0.420	0.480	0.900
EG Median	0.378	0.580	0.910
EG Rank	4/4	1/4	2/4

Select 2010 Fund	0.440	0.510	0.950
EG Median	0.410	0.740	1.110
EG Rank	4/5	1/5	1/5

20	The contractual management fee does not reflect any expense reimbursements made by the Funds to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers for expense caps.

21	Two of Select Retirement Allocation Fund’s peers have a zero contractual management fee. Had the peers been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been four instead of two.

22	One of the Fund’s peers has a zero contractual management fee. Had the peer been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been five instead of four.

23	Two of the Fund’s peers have a zero contractual management fee. Had the peers been charged a management fee, the number of funds in the EG for contractual management fee comparison purposes would have been six instead of four.
24	Projected total expense ratio information pertains to the Fund’s Class A shares.

254	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Portfolio	Total Exp. Ratio (Ex. Acquired Fund Fees and Exp.) (%)[24]	Acquired Fund Fees and Exp. (%)	Total Exp. Ratio (Inc. Acquired Fund Fees and Exp.) (%)[24]
Select 2015 Fund	0.460	0.540	1.000
EG Median	0.410	0.740	1.110
EG Rank	4/5	1/5	1/5

Select 2020 Fund	0.500	0.550	1.050
EG Median	0.380	0.710	1.135
EG Rank	5/6	1/6	2/6

Select 2025 Fund	0.470	0.580	1.050
EG Median	0.380	0.710	1.135
EG Rank	5/6	1/6	2/6

Select 2030 Fund	0.490	0.610	1.100
EG Median	0.381	0.760	1.200
EG Rank	5/6	1/6	2/6

Select 2035 Fund	0.470	0.630	1.100
EG Median	0.381	0.760	1.200
EG Rank	5/6	1/6	2/6

Select 2040 Fund	0.490	0.660	1.150
EG Median	0.380	0.795	1.215
EG Rank	5/6	1/6	2/6

Select 2045 Fund	0.490	0.660	1.150
EG Median	0.380	0.795	1.215
EG Rank	5/6	1/6	2/6

Select 2050 Fund	0.470	0.680	1.150
EG Median	0.409	0.760	1.280
EG Rank	4/5	1/5	2/5

Select 2055 Fund	0.470	0.680	1.150
EG Median	0.409	0.760	1.280
EG Rank	4/5	1/5	2/5

The Portfolios’ contractual management fees are higher than their respective EG medians. The Portfolios’ total expense ratios (excluding the acquired funds’ expense ratio) are higher than their respective EG medians. The Portfolios’ acquired funds expense ratios are lower than their respective EG medians. The Portfolios’ total expense ratios (including the acquired funds’ expense ratio) are lower than their respective EG medians.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	255

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolios. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolios have not yet commenced operations. Therefore, there is no historic profitability data with respect to the Adviser’s investment services to the Portfolios.

In addition to the Adviser’s direct profits from managing the Portfolios, certain of the Adviser’s affiliates may have a business relationship with the Portfolios and may benefit from providing such services to the Portfolios. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 4oAct restrictions. These affiliates may provide transfer agent, distribution, and brokerage related services to the Portfolios and receive brokerage commissions, transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”). In addition, the Adviser may benefit from soft dollar arrangements which offset research expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Portfolios’ prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. The total amount to be paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2013, ABI paid approximately 0.05% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $19.4 million for distribution services and educational support (revenue sharing payments).

256	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

Fees and reimbursements for out of pocket expenses to be charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolios, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis.

The Portfolios may effect brokerage transactions in the future through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”), and its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and pay commissions for such transactions. The Adviser represented that SCB’s profitability from any future business conducted with the Portfolios would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders of the registered investment companies it manages through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM have experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AllianceBernstein Mutual Funds managed by the Adviser through lower fees.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	257

In February 2008, the independent consultant provided the Board of Directors an update of the Deli25 study on advisory fees and various fund characteristics.26 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.27 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES INCLUDING THE PERFORMANCE OF THE STRATEGIES.

With assets under management of approximately $480 billion as of June 30, 2014, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

Since the Portfolios have not yet commenced operations, the Portfolios have no performance history.

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed fee for each Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: August 15, 2014

25	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

26	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones V. Harris at 1429.

27	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

258	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

FIXED INCOME (continued)

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Target-Date

AB Multi-Manager Select Retirement Allocation Fund

MULTI-ASSET (continued)

AB Multi-Manager Select 2010 Fund

AB Multi-Manager Select 2015 Fund

AB Multi-Manager Select 2020 Fund

AB Multi-Manager Select 2025 Fund

AB Multi-Manager Select 2030 Fund

AB Multi-Manager Select 2035 Fund

AB Multi-Manager Select 2040 Fund

AB Multi-Manager Select 2045 Fund

AB Multi-Manager Select 2050 Fund

AB Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

AB MULTI-MANAGER SELECT RETIREMENT FUNDS •	259

AB Family of Funds

NOTES

260	• AB MULTI-MANAGER SELECT RETIREMENT FUNDS

AB Multi-Manager Select Retirement Funds

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

MMSR-0151-0715

JUL     07.31.15

ANNUAL REPORT

AB SMALL CAP GROWTH PORTFOLIO

Investment Products Offered

• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abglobal.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abglobal.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

September 10, 2015

Annual Report

This report provides management’s discussion of fund performance for AB Small Cap Growth Portfolio (the “Fund”) for the annual reporting period ended July 31, 2015. Effective January 20, 2015, the Fund’s name changed from AllianceBernstein Small Cap Growth Portfolio to AB Small Cap Growth Portfolio.

Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that have entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offer shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by AllianceBernstein L.P. (the “Adviser”).

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall U.S. market. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of smaller companies is dynamic, the limits on market capitalization will change with the markets.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.

The Fund invests primarily in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights or warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing

AB SMALL CAP GROWTH PORTFOLIO •	1

of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

Investment Results

The table on page 4 shows the Fund’s performance compared to its benchmark, the Russell 2000 Growth Index, for the six- and 12-month periods ended July 31, 2015. The inception date for Class Z shares was June 30, 2015; due to limited performance history, there is no discussion of comparison to the benchmark for this share class.

Class A shares outperformed the benchmark for the six-month period and underperformed for the 12-month period, before sales charges. For the six-month period, holdings in the technology sector, specifically the software space, were the largest contributor to returns, relative to the benchmark. Stock selection in the health care sector also contributed. Detracting from performance was stock selection in the energy space, as the sector continued to come under pressure.

For the 12-month period, security selection detracted most in the consumer/commercial services sector, dragged down by the Fund’s media and consumer cyclical holdings. While overall security selection in the technology sector detracted, the Fund’s software holdings contributed. In health care, services stocks contributed, while biopharmaceutical holdings detracted.

The Fund did not utilize derivatives during either time period.

Market Review and Investment Strategy

U.S. equities generally pushed higher during both periods, thanks to several bright spots, including upbeat economic reports and accommodative central bank policy. While the timing of the first interest-rate hike in several years dominated headlines, statements from the U.S. Federal Reserve reassured investors that the pace of those hikes—not the timing—remained of paramount importance. Small-cap stocks outperformed large-cap stocks for both periods.

The Fund continues to be built from the bottom up with emphasis on companies that can deliver fundamental outperformance. Valuations for companies with this profile—that deliver positive earnings revisions and surprises—remain below the long-term average. Reflecting the Fund’s bottom-up investment process, the U.S. Small Cap Growth Investment Team (the “Team”) continues to find opportunities across most sectors.

In terms of sector positioning, technology—specifically, software and security-related names—was the most notable overweight at the end of the reporting period, followed by commercial services. At the other end of the spectrum, consumer-facing subsectors remained notably underweight, as heightened competitive pressures challenge many retail and related names, while consumer staples valuations appear elevated relative to the growth that they are likely to deliver, in the Team’s view. Industrials were also underweight, as many of these companies are exposed to sluggish international demand and weaker commodity prices.

2	• AB SMALL CAP GROWTH PORTFOLIO

DISCLOSURES AND RISKS

Benchmark Disclosure

The unmanaged Russell 2000® Growth Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index represents the performance of 2,000 small-cap growth companies within the U.S. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abglobal.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

AB SMALL CAP GROWTH PORTFOLIO •	3

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JULY 31, 2015 (unaudited)	NAV Returns
	6 Months		12 Months
AB Small Cap Growth Portfolio
Class A	13.40%		13.24%

Class B*	12.96%		12.22%

Class C	12.96%		12.33%

Advisor Class†	13.54%		13.51%

Class R†	13.20%		12.81%

Class K†	13.37%		13.16%

Class I†	13.53%		13.57%

Class Z†	-0.58%	‡

Russell 2000 Growth Index	11.73%		20.07%

*    Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

†      Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

‡       Inception date: 6/30/2015.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

4	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

GROWTH OF A $10,000 INVESTMENT IN THE FUND

7/31/05 TO 7/31/15 (unaudited)

This chart illustrates the total value of an assumed $10,000 investment in AB Small Cap Growth Portfolio Class A shares (from 7/31/05 to 7/31/15) as compared to the performance of the Fund’s benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Fund and assumes the reinvestment of dividends and capital gains distributions.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

AB SMALL CAP GROWTH PORTFOLIO •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JULY 31, 2015 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	13.24%	8.42%
5 Years	19.45%	18.42%
10 Years	9.97%	9.49%

Class B Shares
1 Year	12.22%	8.40%
5 Years	18.48%	18.48%
10 Years(a)	9.24%	9.24%

Class C Shares
1 Year	12.33%	11.37%
5 Years	18.55%	18.55%
10 Years	9.13%	9.13%

Advisor Class Shares*
1 Year	13.51%	13.51%
5 Years	19.76%	19.76%
10 Years	10.26%	10.26%

Class R Shares*
1 Year	12.81%	12.81%
5 Years	19.14%	19.14%
10 Years	9.79%	9.79%

Class K Shares*
1 Year	13.16%	13.16%
5 Years	19.54%	19.54%
10 Years	10.12%	10.12%

Class I Shares*
1 Year	13.57%	13.57%
5 Years	19.91%	19.91%
10 Years	10.50%	10.50%

Class Z Shares*
Since Inception†	-0.58%	-0.58%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.25%, 2.04%, 2.00%, 1.00%, 1.52%, 1.19%, 0.91% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund. The inception date for Class Z shares is listed below.

†	Inception date: 6/30/2015.

See Disclosures, Risks and Note about Historical Performance on page 3.

(Historical Performance continued on next page)

6	• AB SMALL CAP GROWTH PORTFOLIO

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END JUNE 30, 2015 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	2.00%
5 Years	20.00%
10 Years	10.28%

Class B Shares
1 Year	1.98%
5 Years	20.05%
10 Years(a)	10.02%

Class C Shares
1 Year	4.83%
5 Years	20.14%
10 Years	9.91%

Advisor Class Shares*
1 Year	6.82%
5 Years	21.37%
10 Years	11.06%

Class R Shares*
1 Year	6.22%
5 Years	20.75%
10 Years	10.59%

Class K Shares*
1 Year	6.54%
5 Years	21.14%
10 Years	10.91%

Class I Shares*
1 Year	6.91%
5 Years	21.53%
10 Years	11.30%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

See Disclosures, Risks and Note about Historical Performance on page 3.

AB SMALL CAP GROWTH PORTFOLIO •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$1,134.00	$6.03	1.14%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%
Class B
Actual	$1,000	$1,129.60	$10.19	1.93%
Hypothetical**	$1,000	$1,015.22	$9.64	1.93%
Class C
Actual	$1,000	$1,129.60	$9.98	1.89%
Hypothetical**	$1,000	$1,015.42	$9.44	1.89%
Advisor Class
Actual	$1,000	$1,135.40	$4.71	0.89%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%
Class R
Actual	$1,000	$1,132.00	$8.04	1.52%
Hypothetical**	$1,000	$1,017.26	$7.60	1.52%
Class K
Actual	$1,000	$1,133.70	$6.35	1.20%
Hypothetical**	$1,000	$1,018.84	$6.01	1.20%

8	• AB SMALL CAP GROWTH PORTFOLIO

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period*		Annualized Expense Ratio*
Class I
Actual	$1,000	$1,135.30	$4.71		0.89%
Hypothetical**	$1,000	$1,020.38	$4.46		0.89%
Class Z
Actual	$1,000	$994.20	$.60	***	0.71	%***
Hypothetical**	$1,000	$1,021.27	$3.56	***	0.71	%***
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***	Actual Expense paid are based on the period from June 30, 2015 (commencement of distribution) and are equal to the Class’s annualized expense ratio, multiplied by 31/365 (to reflect the since inception period). Hypothetical expenses are equal to the Class’s annualized ratio, multiplied by the average account value of the period, multiplied by 181/365 (to reflect the one-half year period).

AB SMALL CAP GROWTH PORTFOLIO •	9

Expense Example

PORTFOLIO SUMMARY

July 31, 2015 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,535.2

TEN LARGEST HOLDINGS†

July 31, 2015 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Team Health Holdings, Inc.	$28,137,406	1.8%
Pool Corp.	27,874,208	1.8
Acadia Healthcare Co., Inc.	27,341,962	1.8
Dycom Industries, Inc.	27,021,777	1.8
Hexcel Corp.	26,213,168	1.7
Middleby Corp. (The)	25,471,048	1.7
Proofpoint, Inc.	25,458,932	1.6
DexCom, Inc.	24,863,906	1.6
PolyOne Corp.	24,863,091	1.6
Carlisle Cos., Inc.	24,492,263	1.6
	$261,737,761	17.0%

*	All data are as of July 31, 2015. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security ending collateral) and may vary over time.

†	Long-term investments.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS), which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market. These sector classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

July 31, 2015

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.7%
Health Care – 28.6%
Biotechnology – 8.9%
Achillion Pharmaceuticals, Inc.(a)	558,490	$4,758,335
Agios Pharmaceuticals, Inc.(a)(b)	47,517	5,235,423
Alder Biopharmaceuticals, Inc.(a)	202,688	9,408,777
Amicus Therapeutics, Inc.(a)	479,750	8,246,903
Anacor Pharmaceuticals, Inc.(a)	78,650	11,733,794
Chiasma, Inc.(a)	211,852	4,993,352
DBV Technologies SA (Sponsored ADR)(a)	114,757	5,002,258
Dyax Corp.(a)	541,930	13,336,897
Heron Therapeutics, Inc.(a)(b)	196,470	6,353,840
Isis Pharmaceuticals, Inc.(a)	99,339	5,456,691
Karyopharm Therapeutics, Inc.(a)(b)	243,918	5,005,197
Otonomy, Inc.(a)(b)	244,759	6,307,439
PTC Therapeutics, Inc.(a)	143,887	7,368,453
Receptos, Inc.(a)	19,936	4,542,617
Sage Therapeutics, Inc.(a)(b)	118,043	8,069,419
TESARO, Inc.(a)	149,317	8,660,386
Ultragenyx Pharmaceutical, Inc.(a)	125,439	15,169,338
Xencor, Inc.(a)	326,545	7,311,343

		136,960,462

Health Care Equipment & Supplies – 9.6%
Align Technology, Inc.(a)	304,011	19,061,490
Cardiovascular Systems, Inc.(a)	377,310	11,258,930
DexCom, Inc.(a)	293,726	24,863,906
Glaukos Corp.(a)(b)	217,210	6,905,106
HeartWare International, Inc.(a)(b)	185,666	16,841,763
K2M Group Holdings, Inc.(a)	539,005	12,332,435
LDR Holding Corp.(a)	437,303	19,879,794
Neovasc, Inc.(a)	760,707	4,488,171
Nevro Corp.(a)	258,578	13,128,005
Sirona Dental Systems, Inc.(a)	172,786	17,931,731

		146,691,331

Health Care Providers & Services – 5.9%
Acadia Healthcare Co., Inc.(a)	342,717	27,341,962
Diplomat Pharmacy, Inc.(a)(b)	418,482	19,325,499
Premier, Inc. – Class A(a)	430,019	15,377,479
Team Health Holdings, Inc.(a)	417,407	28,137,406

		90,182,346

Life Sciences Tools & Services – 1.3%
ICON PLC(a)	252,913	20,435,370

Pharmaceuticals – 2.9%
Akorn, Inc.(a)	141,595	6,528,945
Aratana Therapeutics, Inc.(a)	499,027	8,792,856
Flamel Technologies SA (Sponsored ADR)(a)(b)	212,700	5,087,784
GW Pharmaceuticals PLC (ADR)(a)(b)	65,965	7,553,652
Jazz Pharmaceuticals PLC(a)	43,479	8,358,403
Tetraphase Pharmaceuticals, Inc.(a)	172,014	8,179,266

		44,500,906

		438,770,415

AB SMALL CAP GROWTH PORTFOLIO •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Information Technology – 28.1%
Electronic Equipment, Instruments & Components – 1.3%
Zebra Technologies Corp. – Class A(a)	192,893	$20,761,074

Internet Software & Services – 7.1%
Cimpress NV(a)(b)	239,148	15,432,220
CoStar Group, Inc.(a)	111,510	22,445,848
Dealertrack Technologies, Inc.(a)	91,123	5,656,005
Demandware, Inc.(a)	264,990	20,022,644
GrubHub, Inc.(a)	358,980	11,383,256
HomeAway, Inc.(a)	370,648	11,134,266
Pandora Media, Inc.(a)	452,434	7,926,644
Shutterstock, Inc.(a)(b)	269,065	14,376,143

		108,377,026

IT Services – 0.7%
VeriFone Systems, Inc.(a)	347,111	11,170,032

Semiconductors & Semiconductor Equipment – 4.4%
Cavium, Inc.(a)	220,785	14,969,223
Intersil Corp. – Class A	468,443	5,213,770
Mellanox Technologies Ltd.(a)	210,872	8,867,168
Monolithic Power Systems, Inc.	189,582	9,803,285
Silicon Laboratories, Inc.(a)	349,133	15,707,494
Synaptics, Inc.(a)	172,263	13,674,237

		68,235,177

Software – 14.6%
Aspen Technology, Inc.(a)	393,174	17,449,062
Blackbaud, Inc.	386,092	23,613,387
Fortinet, Inc.(a)	466,326	22,262,403
Guidewire Software, Inc.(a)	375,878	22,195,596
HubSpot, Inc.(a)(b)	149,652	8,073,725
Infoblox, Inc.(a)	871,262	20,474,657
Proofpoint, Inc.(a)	393,492	25,458,932
SolarWinds, Inc.(a)	298,825	11,920,129
SS&C Technologies Holdings, Inc.	346,285	23,557,769
Tableau Software, Inc. – Class A(a)	150,093	15,720,741
Take-Two Interactive Software, Inc.(a)	488,597	15,429,893
Ultimate Software Group, Inc. (The)(a)	94,375	17,384,819

		223,541,113

		432,084,422

Consumer Discretionary – 13.8%
Distributors – 1.8%
Pool Corp.	395,828	27,874,208

Diversified Consumer Services – 2.4%
Bright Horizons Family Solutions, Inc.(a)	391,637	23,592,213
Capella Education Co.	266,447	13,724,685

		37,316,898

12	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

Hotels, Restaurants & Leisure – 3.7%
Buffalo Wild Wings, Inc.(a)	67,247	$13,152,168
Diamond Resorts International, Inc.(a)(b)	761,343	23,860,490
Zoe’s Kitchen, Inc.(a)(b)	451,784	20,262,512

		57,275,170

Household Durables – 1.3%
Tempur Sealy International, Inc.(a)	266,906	20,164,748

Media – 1.0%
National CineMedia, Inc.	1,008,458	15,631,099

Multiline Retail – 1.0%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	383,315	7,520,640
Tuesday Morning Corp.(a)	736,564	6,908,971

		14,429,611

Specialty Retail – 2.6%
Five Below, Inc.(a)	547,835	20,198,676
Francesca’s Holdings Corp.(a)	176,948	2,151,688
Lithia Motors, Inc. – Class A	140,270	16,788,916

		39,139,280

		211,831,014

Industrials – 13.3%
Aerospace & Defense – 1.7%
Hexcel Corp.	505,168	26,213,168

Construction & Engineering – 1.8%
Dycom Industries, Inc.(a)	409,049	27,021,777

Industrial Conglomerates – 1.6%
Carlisle Cos., Inc.	241,875	24,492,263

Machinery – 5.7%
IDEX Corp.	266,954	20,296,513
Lincoln Electric Holdings, Inc.	285,830	17,307,006
Middleby Corp. (The)(a)	207,588	25,471,048
RBC Bearings, Inc.(a)	173,650	11,764,787
Valmont Industries, Inc.(b)	114,822	12,771,651

		87,611,005

Marine – 1.0%
Kirby Corp.(a)	218,020	15,786,828

Road & Rail – 1.0%
Genesee & Wyoming, Inc. – Class A(a)	214,700	15,290,934

Trading Companies & Distributors – 0.5%
United Rentals, Inc.(a)	124,981	8,372,477

		204,788,452

Financials – 6.7%
Banks – 5.7%
City National Corp./CA	88,728	7,977,534

AB SMALL CAP GROWTH PORTFOLIO •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

IBERIABANK Corp.	238,257	$15,379,489
PrivateBancorp, Inc.	297,230	12,287,488
Signature Bank/New York NY(a)	123,201	17,936,834
SVB Financial Group(a)	142,399	20,377,297
Western Alliance Bancorp(a)	398,208	13,471,377

		87,430,019

Capital Markets – 1.0%
Stifel Financial Corp.(a)	285,962	15,713,612

		103,143,631

Materials – 2.4%
Chemicals – 1.6%
PolyOne Corp.	725,506	24,863,091

Construction Materials – 0.8%
Summit Materials, Inc. – Class A(a)	455,627	11,431,681

		36,294,772

Energy – 2.0%
Energy Equipment & Services – 1.3%
Dril-Quip, Inc.(a)	167,949	9,809,901
Oil States International, Inc.(a)	322,119	9,699,003

		19,508,904

Oil, Gas & Consumable Fuels – 0.7%
Matador Resources Co.(a)	472,154	10,401,553

		29,910,457

Consumer Staples – 1.4%
Food & Staples Retailing – 0.6%
Chefs’ Warehouse, Inc. (The)(a)(b)	552,404	9,501,349

Food Products – 0.8%
Freshpet, Inc.(a)(b)	767,951	12,686,550

		22,187,899

Telecommunication Services – 1.4%
Wireless Telecommunication Services – 1.4%
RingCentral, Inc. – Class A(a)(b)	1,069,334	21,065,880

Total Common Stocks (cost $1,155,588,535)		1,500,076,942

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government STIF Portfolio, 0.11%(c)(d) (cost $29,298,298)	29,298,298	29,298,298

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $1,184,886,833)		1,529,375,240

14	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio of Investments

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 8.7%
Investment Companies – 8.7%
AB Exchange Reserves – Class I, 0.08%(c)(d) (cost $133,464,262)	133,464,262	$133,464,262

Total Investments – 108.3% (cost $1,318,351,095)		1,662,839,502
Other assets less liabilities – (8.3)%		(127,666,353)

Net Assets – 100.0%		$1,535,173,149

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

July 31, 2015

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,155,588,535)	$1,500,076,942	(a)
Affiliated issuers (cost $162,762,560—including investment of cash collateral for securities loaned of $133,464,262)	162,762,560
Cash	6,301
Receivable for investment securities sold	28,485,246
Receivable for capital stock sold	1,813,969
Interest and dividends receivable	222,610

Total assets	1,693,367,628

Liabilities
Payable for collateral received on securities loaned	132,479,967
Payable for investment securities purchased	20,270,506
Payable for capital stock redeemed	2,996,745
Collateral due to Securities Lending Agent	984,295
Advisory fee payable	982,369
Distribution fee payable	175,537
Transfer Agent fee payable	63,593
Administrative fee payable	18,823
Accrued expenses	222,644

Total liabilities	158,194,479

Net Assets	$1,535,173,149

Composition of Net Assets
Capital stock, at par	$3,074
Additional paid-in capital	1,108,211,519
Accumulated net investment loss	(7,571,442)
Accumulated net realized gain on investment transactions	90,041,591
Net unrealized appreciation on investments	344,488,407

	$1,535,173,149

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Outstanding	Value

A	$378,062,568	7,744,231	$48.82	*

B	$2,651,585	74,727	$35.48

C	$59,262,356	1,654,366	$35.82

Advisor	$491,170,070	9,446,021	$52.00

R	$54,093,545	1,126,268	$48.03

K	$87,627,424	1,760,714	$49.77

I	$462,295,657	8,933,281	$51.75

Z	$9,944	192.16	$51.75

(a)	Includes securities on loan with a value of $129,511,726 (see Note E).

*	The maximum offering price per share for Class A shares was $50.99 which reflects a sales charge of 4.25%.

See notes to financial statements.

16	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Year Ended July 31, 2015

Investment Income
Dividends
Unaffiliated issuers	$4,765,550
Affiliated issuers	102,409
Securities lending income	2,702,401	$7,570,360

Expenses
Advisory fee (see Note B)	11,380,694
Distribution fee—Class A	997,575
Distribution fee—Class B	31,198
Distribution fee—Class C	624,406
Distribution fee—Class R	262,720
Distribution fee—Class K	206,605
Transfer agency—Class A	557,427
Transfer agency—Class B	5,995
Transfer agency—Class C	91,791
Transfer agency—Advisor Class	688,949
Transfer agency—Class R	126,054
Transfer agency—Class K	143,887
Transfer agency—Class I	458,069
Custodian	270,379
Printing	152,210
Registration fees	139,401
Audit and tax	50,169
Administrative	47,268
Legal	39,088
Directors’ fees	15,046
Miscellaneous	51,984

Total expenses		16,340,915

Net investment loss		(8,770,555)

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		122,760,015
Net change in unrealized appreciation/depreciation of investments		74,649,603

Net gain on investment transactions		197,409,618

Net Increase in Net Assets from Operations		$188,639,063

See notes to financial statements.

AB SMALL CAP GROWTH PORTFOLIO •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended July 31, 2015	Year Ended July 31, 2014
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(8,770,555)	$(12,546,503)
Net realized gain on investment transactions	122,760,015	219,283,130
Net change in unrealized appreciation/depreciation of investments	74,649,603	(65,576,394)

Net increase in net assets from operations	188,639,063	141,160,233
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	(42,442,894)	(31,667,180)
Class B	(461,057)	(401,890)
Class C	(9,150,637)	(5,535,775)
Advisor Class	(53,030,196)	(21,636,633)
Class R	(5,894,744)	(3,498,925)
Class K	(8,749,735)	(5,505,723)
Class I	(44,772,827)	(26,368,549)
Capital Stock Transactions
Net increase (decrease)	(34,676,958)	60,217,655

Total increase (decrease)	(10,539,985)	106,763,213
Net Assets
Beginning of period	1,545,713,134	1,438,949,921

End of period (including accumulated net investment loss of ($7,571,442) and ($5,797,693), respectively)	$1,535,173,149	$1,545,713,134

See notes to financial statements.

18	• AB SMALL CAP GROWTH PORTFOLIO

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

July 31, 2015

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”), which is a Maryland corporation, is registered under the Investment Company Act of 1940 as an open-end management investment company. Prior to January 20, 2015, the Company was known as AllianceBernstein Cap Fund, Inc. The Company operates as a series company currently comprised of 26 portfolios: AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio, AB Select US Equity Portfolio, AB All Market Growth Portfolio (formerly AB Dynamic All Market Portfolio), AB Select US Long/Short Portfolio, AB Concentrated Growth Fund, AB Multi-Manager Alternative Strategies Fund, AB Long/Short Multi-Manager Fund, AB Global Core Equity Portfolio, AB Emerging Markets Growth Portfolio, AB Multi-Manager Select Retirement Allocation Fund, AB Multi-Manager Select 2010 Fund, AB Multi-Manager Select 2015 Fund, AB Multi-Manager Select 2020 Fund, AB Multi-Manager Select 2025 Fund, AB Multi-Manager Select 2030 Fund, AB Multi-Manager Select 2035 Fund, AB Multi-Manager Select 2040 Fund, AB Multi-Manager Select 2045 Fund, AB Multi-Manager Select 2050 Fund, AB Multi-Manager Select 2055 Fund, AB Small Cap Value Portfolio, AB All Market Income Portfolio, AB All Market Alternative Return Portfolio and AB Concentrated International Growth Fund (the “Portfolios”). The AB Small Cap Growth Portfolio, AB Market Neutral Strategy—U.S., AB Emerging Markets Multi-Asset Portfolio and AB Select US Equity Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. AB Concentrated Growth Fund commenced operations on February 28, 2014. AB Multi-Manager Alternative Strategies Fund commenced operations on July 31, 2014. AB Long/Short Multi-Manager Fund commenced operations on September 30, 2014. AB Global Core Equity Portfolio commenced operations on November 12, 2014. AB Emerging Markets Growth Portfolio commenced operations on November 13, 2014. AB Small Cap Value Portfolio commenced operations on December 3, 2014. AB Multi-Manager Select Retirement Allocation Fund and AB Multi-Manager Select 2010-2055 Funds commenced operations on December 15, 2014. AB All Market Income Portfolio commenced operations on December 18, 2014. AB All Market Alternative Return Portfolio commenced operations on March 9, 2015. AB Concentrated International Growth Fund commenced operations on April 15, 2015. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Growth Portfolio (the “Fund”). Prior to January 20, 2015, the Fund was known as AllianceBernstein Small Cap Growth Portfolio. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Effective June 30, 2015 the fund commenced offering of Class Z shares. As of July 31, 2015, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within

AB SMALL CAP GROWTH PORTFOLIO •	19

Notes to Financial Statements

one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. Effective February 1, 2013, the Fund is closed to new investors except as described below. Current shareholders as of January 31, 2013, may continue to purchase additional Fund shares, including through reinvestment of dividends and capital gains distributions and exchanges. In addition, the following categories of shareholders and investors may continue to purchase Fund shares: (i) investors that entered into a letter of intent prior to January 31, 2013; (ii) participants in group retirement plans that offered shares of the Fund as an investment option as of January 31, 2013; (iii) wrap fee programs or financial intermediaries charging asset-based fees that purchase shares on behalf of clients in existing accounts holding shares of the Fund as of January 31, 2013; and (iv) customers of certain other financial intermediaries as approved by the Adviser. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors (the “Board”).

20	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investment companies are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the

AB SMALL CAP GROWTH PORTFOLIO •	21

Notes to Financial Statements

possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

22	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$1,500,076,942		$	– 0	–	$	– 0	–	$1,500,076,942
Short-Term Investments	29,298,298			– 0	–		– 0	–	29,298,298
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	133,464,262			– 0	–		– 0	–	133,464,262

Total Investments in Securities	1,662,839,502			– 0	–		– 0	–	1,662,839,502
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$1,662,839,502		$	– 0	–	$	– 0	–	$1,662,839,502

*	See Portfolio of Investments for sector classifications.

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of

AB SMALL CAP GROWTH PORTFOLIO •	23

Notes to Financial Statements

activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions

24	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each Portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the excess over $2.5 billion up to $5 billion and .60% of the excess over $5 billion as a percentage of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended July 31, 2015, the reimbursement for such services amounted to $47,268.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $624,586 for the year ended July 31, 2015.

AB SMALL CAP GROWTH PORTFOLIO •	25

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $4,148 from the sale of Class A shares and received $3,976, $1,423 and $18,436 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended July 31, 2015.

The Fund may invest in the AB Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the year ended July 31, 2015 is as follows:

Market Value July 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2015 (000)	Dividend Income (000)
$28,757	$317,089	$316,548	$29,298	$16

Brokerage commissions paid on investment transactions for the year ended July 31, 2015 amounted to $1,545,760, of which $167 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. Effective October 31, 2014, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. Prior to October 31, 2014, payments under Class A shares were limited to an annual rate of .27% of Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of
$20,241,225, $2,627,308, $435,833 and $450,965 for Class B, Class C, Class R and Class K

26	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended July 31, 2015 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$906,892,244		$1,125,626,060
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$1,331,999,902

Gross unrealized appreciation	$385,477,404
Gross unrealized depreciation	(54,637,804)

Net unrealized appreciation	$330,839,600

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the year ended July 31, 2015.

2. Currency Transactions

The Fund may invest in non-U.S. dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

AB SMALL CAP GROWTH PORTFOLIO •	27

Notes to Financial Statements

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AB Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At July 31, 2015, the Fund had securities on loan with a value of $129,511,726 and had received cash collateral which has been invested into AB Exchange Reserves of $133,464,262. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $2,702,401 and $86,696 from the borrowers and AB Exchange Reserves, respectively, for the year ended July 31, 2015; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AB Exchange Reserves for the year ended July 31, 2015 is as follows:

Market Value July 31, 2014 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2015 (000)
$93,227	$765,127	$724,890	$133,464

28	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2015	Year Ended July 31, 2014

Class A
Shares sold	905,665	2,283,142	$43,206,023	$115,677,083

Shares issued in reinvestment of distributions	900,901	603,261	39,063,081	29,384,833

Shares converted from Class B	20,863	31,607	992,376	1,581,982

Shares redeemed	(3,869,279)	(2,737,150)	(188,291,971)	(137,501,880)

Net increase (decrease)	(2,041,850)	180,860	$(105,030,491)	$9,142,018

Class B
Shares sold	4,261	7,076	$148,625	$278,106

Shares issued in reinvestment of distributions	14,152	10,508	448,627	392,899

Shares converted to Class A	(28,066)	(40,888)	(992,376)	(1,581,982)

Shares redeemed	(17,239)	(19,343)	(615,487)	(754,437)

Net decrease	(26,892)	(42,647)	$(1,010,611)	$(1,665,414)

Class C
Shares sold	140,078	423,985	$4,998,317	$16,741,118

Shares issued in reinvestment of distributions	245,101	122,634	7,838,345	4,617,177

Shares redeemed	(538,427)	(360,749)	(19,004,628)	(14,205,525)

Net increase (decrease)	(153,248)	185,870	$(6,167,966)	$7,152,770

Advisor Class
Shares sold	4,054,535	3,663,198	$207,815,036	$195,829,753

Shares issued in reinvestment of distributions	735,383	267,542	33,915,851	13,727,591

Shares redeemed	(3,649,281)	(2,116,477)	(183,085,785)	(111,747,372)

Net increase	1,140,637	1,814,263	$58,645,102	$97,809,972

AB SMALL CAP GROWTH PORTFOLIO •	29

Notes to Financial Statements

	Shares			Amount
	Year Ended July 31, 2015	Year Ended July 31, 2014		Year Ended July 31, 2015	Year Ended July 31, 2014

Class R
Shares sold	238,811	363,922		$11,230,675		$18,229,241

Shares issued in reinvestment of distributions	137,773	72,489		5,892,565		3,498,319

Shares redeemed	(358,022)	(405,161)		(16,664,757)		(19,969,185)

Net increase	18,562	31,250		$458,483		$1,758,375

Class K
Shares sold	364,565	509,923		$17,654,851		$26,394,989

Shares issued in reinvestment of distributions	197,822	111,091		8,749,648		5,505,662

Shares redeemed	(463,695)	(543,785)		(22,401,502)		(28,003,964)

Net increase	98,692	77,229		$4,002,997		$3,896,687

Class I
Shares sold	1,952,424	2,741,911		$97,758,604		$145,760,452

Shares issued in reinvestment of distributions	975,844	509,095		44,771,710		25,989,297

Shares redeemed	(2,549,169)	(4,352,452)		(128,114,788)		(229,626,502)

Net increase (decrease)	379,099	(1,101,446)		$14,415,526		$(57,876,753)

Class Z(a)
Shares sold	192	– 0	–	$10,002	$	– 0	–

Net increase	192	– 0	–	$10,002	$	– 0	–

(a)	Commenced distribution on June 30, 2015.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price,

30	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended July 31, 2015.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended July 31, 2015 and July 31, 2014 were as follows:

	2015	2014
Distributions paid from:
Long-term capital gains	$164,502,090	$94,614,675

Total taxable distributions	$164,502,090	$94,614,675

As of July 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gain	$100,459,204
Accumulated capital and other losses	(4,340,248	)(a)
Unrealized appreciation/(depreciation)	330,839,600	(b)

Total accumulated earnings/(deficit)	$426,958,556

(a)	At July 31, 2015, the Fund had a qualified late-year ordinary loss deferral of $4,340,248, which is deemed to arise on August 1, 2015.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of passive foreign investment companies (PFICs).

AB SMALL CAP GROWTH PORTFOLIO •	31

Notes to Financial Statements

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2015, the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the disallowance of a net operating loss, the tax treatment of passive foreign investment companies (PFICs), and the utilization of earnings and profits distributed to shareholders on redemption of shares resulted in a net decrease in accumulated net investment loss, a net decrease in accumulated net realized gain on investment transactions, and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

32	• AB SMALL CAP GROWTH PORTFOLIO

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 48.62	$ 47.08	$ 37.62	$ 35.77	$ 25.36

Income From Investment Operations
Net investment loss(a)	(.33)	(.47)	(.36)	(.31)	(.37)
Net realized and unrealized gain on investment transactions	6.07	5.28	11.10	2.64	(b)	10.78

Net increase in net asset value from operations	5.74	4.81	10.74	2.33	10.41

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.48)	– 0	–

Net asset value, end of period	$ 48.82	$ 48.62	$ 47.08	$ 37.62	$ 35.77

Total Return
Total investment return based on net asset value(c)	13.24%	10.21	%*	29.47	%*	6.73	%*	41.05	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$378,062	$475,832	$452,253	$284,767	$227,339
Ratio to average net assets of:
Expenses	1.20%	1.27%	1.34%	1.33%	1.43%
Net investment loss	(.70)%	(.93)%	(.89)%	(.88)%	(1.13)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	33

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 37.14	$ 36.93	$ 30.01	$ 28.64	$ 20.47

Income From Investment Operations
Net investment loss(a)	(.53)	(.67)	(.52)	(.48)	(.52)
Net realized and unrealized gain on investment transactions	4.41	4.15	8.72	2.11	(b)	8.69

Net increase in net asset value from operations	3.88	3.48	8.20	1.63	8.17

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.01)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.26)	– 0	–

Net asset value, end of period	$ 35.48	$ 37.14	$ 36.93	$ 30.01	$ 28.64

Total Return
Total investment return based on net asset value(c)	12.22%	9.37	%*	28.45	%*	5.83	%*	39.91	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,652	$3,774	$5,329	$6,194	$8,999
Ratio to average net assets of:
Expenses	1.99%	2.04%	2.12%	2.18%	2.29%
Net investment loss	(1.49)%	(1.72)%	(1.63)%	(1.73)%	(1.99)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

34	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 37.41	$ 37.17	$ 30.18	$ 28.83	$ 20.60

Income From Investment Operations
Net investment loss(a)	(.52)	(.65)	(.53)	(.46)	(.51)
Net realized and unrealized gain on investment transactions	4.47	4.16	8.80	2.12	(b)	8.74

Net increase in net asset value from operations	3.95	3.51	8.27	1.66	8.23

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.06)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.31)	– 0	–

Net asset value, end of period	$ 35.82	$ 37.41	$ 37.17	$ 30.18	$ 28.83

Total Return
Total investment return based on net asset value(c)	12.33%	9.39	%*	28.52	%*	5.93	%*	39.95	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,262	$67,619	$60,274	$33,894	$20,107
Ratio to average net assets of:
Expenses	1.95%	2.00%	2.08%	2.08%	2.19%
Net investment loss	(1.45)%	(1.66)%	(1.64)%	(1.64)%	(1.90)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 51.31	$ 49.39	$ 39.30	$ 37.36	$ 26.43

Income From Investment Operations
Net investment loss(a)	(.22)	(.35)	(.27)	(.23)	(.28)
Net realized and unrealized gain on investment transactions	6.45	5.54	11.64	2.76	(b)	11.21

Net increase in net asset value from operations	6.23	5.19	11.37	2.53	10.93

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.34)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.59)	– 0	–

Net asset value, end of period	$ 52.00	$ 51.31	$ 49.39	$ 39.30	$ 37.36

Total Return
Total investment return based on net asset value(c)	13.51%	10.51	%*	29.82	%*	7.03	%*	41.36	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$491,170	$426,149	$320,624	$145,773	$58,959
Ratio to average net assets of:
Expenses	.94%	1.00%	1.07%	1.05%	1.10%
Net investment loss	(.44)%	(.65)%	(.64)%	(.61)%	(.81)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

36	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 48.09	$ 46.71	$ 37.42	$ 35.61	$ 25.30

Income From Investment Operations
Net investment loss(a)	(.49)	(.59)	(.45)	(.41)	(.44)
Net realized and unrealized gain on investment transactions	5.97	5.24	11.02	2.65	(b)	10.75

Net increase in net asset value from operations	5.48	4.65	10.57	2.24	10.31

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.18)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.43)	– 0	–

Net asset value, end of period	$ 48.03	$ 48.09	$ 46.71	$ 37.42	$ 35.61

Total Return
Total investment return based on net asset value(c)	12.81%	9.94	%*	29.17	%*	6.48	%*	40.75	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$54,094	$53,267	$50,283	$25,065	$13,504
Ratio to average net assets of:
Expenses	1.54%	1.52%	1.55%	1.60%	1.63%
Net investment loss	(1.04)%	(1.18)%	(1.12)%	(1.16)%	(1.33)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 49.48	$ 47.83	$ 38.16	$ 36.24	$ 25.66

Income From Investment Operations
Net investment loss(a)	(.35)	(.44)	(.33)	(.31)	(.35)
Net realized and unrealized gain on investment transactions	6.18	5.36	11.28	2.71	(b)	10.93

Net increase in net asset value from operations	5.83	4.92	10.95	2.40	10.58

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.48)	– 0	–

Net asset value, end of period	$ 49.77	$ 49.48	$ 47.83	$ 38.16	$ 36.24

Total Return
Total investment return based on net asset value(c)	13.16%	10.30	%*	29.60	%*	6.83	%*	41.23	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$87,627	$82,244	$75,804	$33,677	$10,725
Ratio to average net assets of:
Expenses	1.22%	1.19%	1.21%	1.25%	1.32%
Net investment loss	(.73)%	(.85)%	(.78)%	(.83)%	(1.03)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

38	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended July 31,
2015	2014	2013	2012	2011

Net asset value, beginning of period	$ 51.07	$ 49.13	$ 39.05	$ 37.09	$ 26.18

Income From Investment Operations
Net investment loss(a)	(.20)	(.30)	(.21)	(.18)	(.24)
Net realized and unrealized gain on investment transactions	6.42	5.51	11.57	2.74	(b)	11.15

Net increase in net asset value from operations	6.22	5.21	11.36	2.56	10.91

Less: Dividends and Distributions
Dividends from net investment income	– 0	–	– 0	–	– 0	–	(.35)	– 0	–
Distributions from net realized gain on investment transactions	(5.54)	(3.27)	(1.28)	(.25)	– 0	–

Total dividends and distributions	(5.54)	(3.27)	(1.28)	(.60)	– 0	–

Net asset value, end of period	$ 51.75	$ 51.07	$ 49.13	$ 39.05	$ 37.09

Total Return
Total investment return based on net asset value(c)	13.57%	10.61	%*	29.98	%*	7.16	%*	41.67	%*
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$462,296	$436,828	$474,383	$236,071	$195,623
Ratio to average net assets of:
Expenses	.91%	.91%	.92%	.94%	1.00%
Net investment loss	(.41)%	(.57)%	(.51)%	(.49)%	(.70)%
Portfolio turnover rate	61%	80%	76%	88%	107%

See footnote summary on page 40.

AB SMALL CAP GROWTH PORTFOLIO •	39

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
June 30, 2015(d) to July 31,
2015

Net asset value, beginning of period	$ 52.05

Income From Investment Operations
Net investment loss(a)	(.05)
Net realized and unrealized loss on investment transactions†	(.25)

Net decrease in net asset value from operations	(.30)

Net asset value, end of period	$ 51.75

Total Return
Total investment return based on net asset value(c)	(.58)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses^	.71%
Net investment loss^	(1.06)%
Portfolio turnover rate	61%

(a)	Based on average shares outstanding.

(b)	Includes $.08 per share attributed to third party regulatory settlements.

(c)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	Commencement of distribution.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the years ended July 31, 2014, July 31, 2013, July 31, 2012 and July 31, 2011 by 0.01%, 0.08%, 0.01% and 0.04%, respectively. Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2012 by 0.20%.

†	Due to timing of sales and repurchase of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment transactions for the period.

^	Annualized.

See notes to financial statements.

40	• AB SMALL CAP GROWTH PORTFOLIO

Financial Highlights

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AB Small Cap Growth Portfolio

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AB Small Cap Growth Portfolio (the “Fund”), formerly AllianceBernstein Small Cap Growth Portfolio (one of the portfolios constituting AB Cap Fund, Inc., formerly AllianceBernstein Cap Fund, Inc.), as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (including the period June 30, 2015 (commencement of distribution) to July 31, 2015 for Class Z Shares). These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AB Small Cap Growth Portfolio (one of the portfolios constituting AB Cap Fund, Inc.) at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (including the period June 30, 2015 (commencement of distribution) to July 31, 2015 for Class Z Shares), in conformity with U.S. generally accepted accounting principles.

New York, New York

September 28, 2015

AB SMALL CAP GROWTH PORTFOLIO •	41

Report of Independent Registered Public Accounting Firm

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2), Senior Vice President

N. Kumar Kirpalani(2) , Vice President

Samantha S. Lau(2) , Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent	Transfer Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Small Cap Growth Investment Team. Mr. Bruce K. Aronow, Mr. N. Kumar Kirpalani, Ms. Samantha S. Lau and Mr. Wen-Tse Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s Portfolio.

42	• AB SMALL CAP GROWTH PORTFOLIO

Board of Directors

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund’s Directors is set forth below.

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
INTERESTED DIRECTOR
Robert M. Keith, # 1345 Avenue of the Americas New York, NY 10105 55 (2010)	Senior Vice President of AllianceBernstein L.P. (the “Adviser”) and the head of AllianceBernstein Investments, Inc. (“ABI”) since July 2008; Director of ABI and President of the AB Mutual Funds. Previously, he served as Executive Managing Director of ABI from December 2006 to June 2008. Prior to joining ABI in 2006, Executive Managing Director of Bernstein Global Wealth Management, and prior thereto, Senior Managing Director and Global Head of Client Service and Sales of the Adviser’s institutional investment management business since 2004. Prior thereto, he was Managing Director and Head of North American Client Service and Sales in the Adviser’s institutional investment management business, with which he had been associated since prior to 2004.	121	None

AB SMALL CAP GROWTH PORTFOLIO •	43

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS
Marshall C. Turner, Jr., ## Chairman of the Board 73 (2005)	Private Investor since prior to 2010. Former CEO of Dupont Photomasks, Inc. (components of semi-conductor manufacturing), He has extensive operating leadership and venture capital investing experience, including five interim or full time CEO roles, and prior service as general partner of institutional venture capital partnerships. He also has extensive non-profit board leadership experience and currently serves on the boards of two education and science-related non-profit organizations. He has served as a director of one AB fund since 1992, and director or trustee of multiple AB funds since 2005. He has been Chairman of the AB Funds since January 2014, and the Chairman of the Independent Directors Committees of such Funds since February 2014.	121	Xilinx, Inc. (programmable logic semi-conductors) since 2007

John H. Dobkin, ## 73 (1994)	Independent Consultant since prior to 2010. Formerly, President of Save Venice, Inc. (preservation organization) from 2001–2002; Senior Advisor from June 1999-June 2000 and President of Historic Hudson Valley (historic preservation) from December 1989-May 1999. Previously, Director of the National Academy of Design. He has served as a director or trustee of various AB Funds since 1992, and as Chairman of the Audit Committees of a number of such Funds from 2001-2008.	121	None

44	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Michael J. Downey, ## 71 (2005)	Private Investor since prior to 2010. Formerly, managing partner of Lexington Capital, LLC (investment advisory firm) from December 1997 until December 2003. He served as a director of Prospect Acquisition Corp. (financial services) from 2007 until 2009. From 1987 until 1993, Chairman and CEO of Prudential Mutual Fund Management, director of the Prudential mutual funds, and member of the Executive Committee of Prudential Securities Inc. He has served as a director or trustee of the AB Funds since 2005 and is a director and Chairman of one other registered investment company.	121	Asia Pacific Fund, Inc. (registered investment company) since prior to 2010

William H. Foulk, Jr., ## 83 (1992)	Investment Adviser and an Independent Consultant since prior to 2010. Previously, he was Senior Manager of Barrett Associates, Inc., a registered investment adviser. He was formerly Deputy Comptroller and Chief Investment Officer of the State of New York and, prior thereto, Chief Investment Officer of the New York Bank for Savings. He has served as a director or trustee of various AB Funds since 1983, and was Chairman of the Independent Directors Committees of the AB Funds from 2003 to early February 2014. He served as Chairman of such Funds from 2003 through December 2013. He is also active in a number of mutual fund related organizations and committees.	121	None

AB SMALL CAP GROWTH PORTFOLIO •	45

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
D. James Guzy, ## 79 (2005)	Chairman of the Board of SRC Computers, Inc. (semi-conductors), with which he has been associated since prior to 2010. He served as Chairman of the Board of PLX Technology (semi-conductors) since prior to 2009 until November 2013. He was a director of Intel Corporation (semi-conductors) from 1969 until 2008, and served as Chairman of the Finance Committee of such company for several years until May 2008. He was a Director of Cirrus Logic Corporation (semi-conductors) from 1984 until July 2011. He has served as a director or trustee of one or more of the AB Funds since 1982.	121	None

Nancy P. Jacklin, ## 67 (2006)	Professorial Lecturer at the Johns Hopkins School of Advanced International Studies (2008-2015). U.S. Executive Director of the International Monetary Fund (which is responsible for ensuring the stability of the international monetary system), (December 2002-May 2006); Partner, Clifford Chance (1992-2002); Sector Counsel, International Banking and Finance, and Associate General Counsel, Citicorp (1985-1992); Assistant General Counsel (International), Federal Reserve Board of Governors (1982-1985); and Attorney Advisor, U.S. Department of the Treasury (1973-1982). Member of the Bar of the District of Columbia and of New York; and member of the Council on Foreign Relations. She has served as a director or trustee of the AB Funds since 2006 and has been Chairman of the Governance and Nominating Committees of the Funds since August 2014.	121	None

46	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER PUBLIC COMPANY DIRECTORSHIPS CURRENTLY HELD BY DIRECTOR
DISINTERESTED DIRECTORS (continued)
Garry L. Moody, ## 63 (2008)	Independent Consultant. Formerly, Partner, Deloitte & Touche LLP (1995-2008) where he held a number of senior positions, including Vice Chairman, and U.S. and Global Investment Management Practice Managing Partner; President, Fidelity Accounting and Custody Services Company (1993-1995); and Partner, Ernst & Young LLP (1975-1993), where he served as the National Director of Mutual Fund Tax Services and Managing Partner of its Chicago Office Tax department. He is a member of both the Governing Council of the Independent Directors Council (IDC), an organization of independent directors of mutual funds, and the Trustee Advisory Board of BoardIQ, a biweekly publication focused on issues and news affecting directors of mutual funds. He has served as a director or trustee, and as Chairman of the Audit Committees, of the AB Funds since 2008.	121	None

AB SMALL CAP GROWTH PORTFOLIO •	47

Management of the Fund

NAME, ADDRESS* AND AGE, (YEAR FIRST ELECTED**)	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND OTHER RELEVANT QUALIFICATIONS***	PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR IN THE PAST FIVE YEARS
DISINTERESTED DIRECTORS (continued)
Earl D. Weiner, ## 76 (2007)	Of Counsel, and Partner prior to January 2007, of the law firm Sullivan & Cromwell LLP and is a former member of the ABA Federal Regulation of Securities Committee Task Force to draft editions of the Fund Director’s Guidebook. He also serves as a director or trustee of various non-profit organizations and has served as Chairman or Vice Chairman of a number of them. He has served as a director or trustee of the AB Funds since 2007 and served as Chairman of the Governance and Nominating Committees of the AB Funds from 2007 until August 2014.	121	None

*	The address for each of the Fund’s disinterested Directors is c/o AllianceBernstein L.P., Attention: Philip L. Kirstein, 1345 Avenue of the Americas, New York, NY 10105.

**	There is no stated term of office for the Fund’s Directors.

***	The information above includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which led to the conclusion that each Director should serve as a Director for the Fund.

#	Mr. Keith is an “interested person” of the Fund, as defined in the 1940 Act, due to his position as a Senior Vice President of the Adviser.

##	Member of the Audit Committee, the Governance and Nominating Committee and Independent Directors Committee.

48	• AB SMALL CAP GROWTH PORTFOLIO

Management of the Fund

Officers Information

Certain information concerning the Fund’s Officers is listed below.

NAME, ADDRESS* AND AGE	POSITION(S) HELD WITH FUND	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Robert M. Keith 55	President and Chief Executive Officer	See biography above.

Philip L. Kirstein 70	Senior Vice President and Independent Compliance Officer	Senior Vice President and Independent Compliance Officer of the AB Funds, with which he has been associated since October 2004. Prior thereto, he was Of Counsel to Kirkpatrick & Lockhart, LLP from October 2003 to October 2004, and General Counsel of Merrill Lynch Investment Managers, L.P. since prior to March 2003.

Bruce K. Aronow 49	Senior Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2010.

N. Kumar Kirpalani 61	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2010.

Samantha S. Lau 42	Vice President	Senior Vice President of the Adviser,** with which she has been associated since prior to 2010.

Wen-Tse Tseng 49	Vice President	Senior Vice President of the Adviser,** with which he has been associated since prior to 2010.

Emilie D. Wrapp 59	Secretary	Senior Vice President, Assistant General Counsel and Assistant Secretary of ABI,** with which she has been associated since prior to 2010.

Joseph J. Mantineo 56	Treasurer and Chief Financial Officer	Senior Vice President of AllianceBernstein Investor Services, Inc. (“ABIS”),** with which he has been associated since prior to 2010.

Phyllis J. Clarke 54	Controller	Vice President of ABIS,** with which she has been associated since prior to 2010.

Vincent S. Noto 50	Chief Compliance Officer	Senior Vice President since 2015, Mutual Fund Chief Compliance Officer of the Adviser** since 2014. Prior thereto, he was Vice President and Director of Mutual Fund Compliance of the Adviser** since prior to 2010.

*	The address for each of the Fund’s Officers is 1345 Avenue of the Americas, New York, NY 10105.

**	The Adviser, ABI and ABIS are affiliates of the Fund.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Directors and Officers and is available without charge upon request. Contact your financial representative or AllianceBernstein at (800) 227-4618, or visit www.ABglobal.com, for a free prospectus or SAI.

AB SMALL CAP GROWTH PORTFOLIO •	49

Management of the Fund

Information Regarding the Review and Approval of the Portfolio’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser in respect of AB Small Cap Growth Portfolio (the “Portfolio”) at a meeting held on May 4-7, 2015.

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Portfolio was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolio gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Portfolio and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Portfolio and the overall arrangements between the Portfolio and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

50	• AB SMALL CAP GROWTH PORTFOLIO

research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolio. They also noted the professional experience and qualifications of the Portfolio’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Portfolio will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Portfolio by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Portfolio to the Adviser than the fee rate stated in the Portfolio’s Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Portfolio’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Portfolio under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Portfolio to the Adviser for calendar years 2013 and 2014 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Portfolio, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Portfolio. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Portfolio before taxes and distribution expenses. The directors were satisfied that the Adviser’s level of profitability from its relationship with the Portfolio was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Portfolio, including, but not limited to, benefits relating to soft dollar arrangements (whereby the Adviser receives brokerage and research services from brokers that execute transactions for certain clients, including the Portfolio); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in

AB SMALL CAP GROWTH PORTFOLIO •	51

respect of certain classes of the Portfolio’s shares; transfer agency fees paid by the Portfolio to a wholly owned subsidiary of the Adviser; and brokerage commissions paid by the Portfolio to brokers affiliated with the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Portfolio.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Portfolio at each regular Board meeting during the year. At the May 2015 meeting, the directors reviewed information prepared by Lipper showing the performance of the Class A Shares of the Portfolio as compared with that of a group of similar funds selected by Lipper (the “Performance Group”) and as compared with that of a broader array of funds selected by Lipper (the “Performance Universe”), and information prepared by the Adviser showing performance of the Class A Shares as compared with the Russell 2000 Growth Index (the “Index”), in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2015. The directors noted that the Portfolio was in the 5th quintile of the Performance Group and the Performance Universe for the 1-year period, in the 4th quintile of the Performance Group and the Performance Universe for the 3-year period, in the 1st quintile of the Performance Group and the Performance Universe for the 5-year period, and in the 2nd quintile of the Performance Group and 1st quintile of the Performance Universe for the 10-year period. The Portfolio lagged the Index in the 1- and 3-year periods, and outperformed it in the 5- and 10-year periods. Based on their review and their discussion with the Adviser of the reasons for the Portfolio’s recent performance, the directors concluded that the Portfolio’s performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Portfolio to the Adviser and information prepared by Lipper concerning advisory fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors noted that, at the Portfolio’s current size, its contractual effective advisory fee rate of 75 basis points, plus the less than 1 basis point impact of the administrative expense reimbursement in the latest fiscal year, was close to the Expense Group median.

The directors also considered the Adviser’s fee schedule for non-fund clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer. The directors noted that the institutional fee schedule had higher rates at lower asset levels. The application of the institutional fee schedule to the

52	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio’s net assets would result in a fee rate higher than the rate at the same asset level provided in the Portfolio’s Advisory Agreement. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The directors also reviewed information indicating that the fee rate is higher than the sub-advisory fee rate earned by the Adviser for sub-advising certain registered investment companies with a similar investment style. The directors also noted that the Adviser advises a portfolio of another AB Fund with a substantially similar investment style for the same fee schedule as the Portfolio.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Portfolio relative to institutional clients and sub-advised funds. The Adviser also noted that because mutual funds are constantly issuing and redeeming shares, they are more difficult to manage than an institutional account, where the assets tend to be relatively stable. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to funds such as the Portfolio, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Portfolio may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Portfolio would be paid for services that would be in addition to, rather than duplicative of, the services to be provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Portfolio in comparison to the fees and expenses of funds within two comparison groups created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of funds similar to the Portfolio and an Expense Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the Portfolio. The Class A expense ratio of the Portfolio was based on the Portfolio’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Portfolio’s Lipper category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Portfolio by others.

AB SMALL CAP GROWTH PORTFOLIO •	53

The directors noted that the Portfolio’s total expense ratio was higher than the Expense Group median and lower than the Expense Universe median. The directors concluded that the Portfolio’s expense ratio was satisfactory.

Economies of Scale

The directors noted that the advisory fee schedule for the Portfolio contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale at the May 2015 meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolio, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Portfolio’s shareholders would benefit from a sharing of economies of scale in the event the Portfolio’s net assets exceed a breakpoint in the future.

54	• AB SMALL CAP GROWTH PORTFOLIO

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and AB Cap Fund, Inc. (the “Fund”), in respect of AB Small Cap Growth Portfolio (the “Portfolio”),2 prepared by Philip L. Kirstein, the Senior Officer of the Fund for the Directors of the Fund, as required by the August 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolio which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement.

The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Portfolio grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Portfolio.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what Section 36(b) requires: to face liability under Section 36(b), “an investment adviser must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the

1	The information in the fee evaluation was completed on April 23, 2015 and discussed with the Board of Directors on May 5-7, 2015.

2	Future references to the Fund and the Portfolio do not include “AB.” References in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Portfolio.

AB SMALL CAP GROWTH PORTFOLIO •	55

product of arm’s length bargaining.”Jones v. Harris Associates L.P., 130 S. Ct. 1518 (2010). In Jones, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of Section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arm’s length bargaining as the benchmark for reviewing challenged fees.”3

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS & RATIOS

The Adviser proposed that the Portfolio pays the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.4 Also shown are the Portfolio’s net assets on March 31, 2015.

Portfolio	Category	Advisory Fee[5]	Net Assets 3/31/15 ($MIL)
Small Cap Growth Portfolio	Growth	0.75% on 1st $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	$1,521.4

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Portfolio. During the Portfolio’s most recently completed fiscal year, the Adviser received $62,236 (0.004% of the Portfolio’s average daily net assets) for such services.

Set forth below are the Portfolio’s annualized semi-annual total expense ratios:6

Portfolio	Total Expense Ratio[7]			Fiscal Year End
Small Cap Growth Portfolio	Advisor Class A Class B Class C Class R Class K Class I	0.99 1.25 2.05 2.00 1.56 1.25 0.92	% % % % % % %	July 31 (ratios as of January 31, 2015)

3	Jones v. Harris at 1527.

4	Most of the AB Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

5	The advisory fee of the Portfolio is based on the percentage of the Portfolio’s average daily net assets and is paid on a monthly basis.

6	Semi-annual total expense ratios are unaudited.

7	Annualized.

56	• AB SMALL CAP GROWTH PORTFOLIO

I.	ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolio that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolio’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolio are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a similar investment style as the Portfolio.8 In addition to the AB Institutional fee

8	The Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1528.

AB SMALL CAP GROWTH PORTFOLIO •	57

schedule, set forth below is what would have been the effective advisory fee of the Portfolio had the AB Institutional fee schedule been applicable to the Portfolio based on March 31, 2015 net assets.9

Portfolio	Net Assets 3/31/15 ($MM)	AB Institutional Fee Schedule	Effective AB Inst. Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	$1,521.4	Small Cap Growth 1.00% on 1st $50 million 0.85% on next $50 million 0.75% on the balance Minimum account size: $25m	0.762%	0.750%

The Adviser also manages the AB Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a substantially similar investment style as the Portfolio.10 Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the AVPS fee schedule been applicable to the Portfolio based on March 31, 2015 net assets:

Portfolio	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Portfolio Advisory Fee
Small Cap Growth Portfolio	Small Cap Growth Portfolio	0.75% on first $2.5 billion 0.65% on next $2.5 billion 0.60% on the balance	0.750%	0.750%

The Adviser provides sub-advisory investment services to certain other investment companies managed by other investment advisers. The Adviser charges the following fees for the sub-advisory relationships that have a somewhat similar investment style as the Portfolio. Also shown are the Portfolio’s advisory fee and what would have been the effective advisory fee of the Portfolio had the fee schedules of the sub-advisory relationships been applicable to the Portfolio based on March 31, 2015 net assets.

9	The Adviser has indicated that with respect to institutional accounts with assets greater than $300 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

10	The AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Portfolio has the same fee schedule as the AVPS portfolio.

58	• AB SMALL CAP GROWTH PORTFOLIO

Portfolio		Fee Schedule	Effective Sub-advised Fee (%)	Portfolio Advisory Fee (%)
Small Cap Growth Portfolio	Client#1[11], [12]	AB Sub-Advisory Fee Schedule: 0.60% on the first $1 billion 0.55% on next $500 million 0.50% on next $500 million 0.45% on next $500 million 0.40% on the balance	0.582%	0.750%

	Client #2	AB Sub-Advisory Fee Schedule: 0.55% of average daily net assets	0.550%	0.750%

	Client #3	AB Sub-Advisory Fee Schedule: 0.65% on the first $25 million 0.60% on next $75 million 0.55% on the balance	0.554%	0.750%

	Client #4	AB Sub-Advisory Fee Schedule: 0.45% of average daily net assets	0.450%	0.750%

It is fair to note that the services the Adviser provides pursuant to sub-advisory agreements are generally confined to the services related to the investment process; in other words, they are not as comprehensive as the services provided to the Portfolio by the Adviser. In addition, to the extent that certain of the sub-advisory relationships are with an affiliate of the Adviser, and it is with this sub-advisory relationship, the fee schedule of such sub-advisor relationship may not reflect arms-length bargaining or negotiations.

While it appears that the sub-advisory relationships are paying a lower fee than the Portfolio, it is difficult to evaluate the relevance of such lower fees due to differences in terms of the services provided, risks involved and other competitive factors between the Portfolio and the sub-advisory relationships. There could be various business reasons why an investment adviser would be willing to provide a sub-advisory relationship investment related services at a different fee level than an investment company it is sponsoring where the investment adviser is providing all the services, not just investment management, generally required by a registered investment company.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL PORTFOLIO COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolio with fees charged to other

11	Assets are aggregated with other client portfolios for purposes of calculating the investment advisory fee.

12	The sub-advisory relationship is with an affiliate of the Adviser.

AB SMALL CAP GROWTH PORTFOLIO •	59

investment companies for similar services offered by other investment advisers.13 Lipper’s analysis included the comparison of the Portfolio’s contractual management fee, estimated at the approximate current asset level of the Portfolio, to the median of the Portfolio’s Lipper Expense Group (“EG”)14 and the Portfolio’s contractual management fee ranking.15

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components, operating structure and expense attributes. An EG will typically consist of seven to twenty funds.

Portfolio	Contractual Management Fee (%)[16]	Lipper EG Median (%)	Lipper EG Rank
Small Cap Growth Portfolio	0.750	0.750	7/14

Lipper also compared the Portfolio’s most recently completed fiscal year total expense ratio to the medians of the Portfolio’s EG and Lipper Expense Universe (“EU”). The EU is a broader group compared to the EG, consisting of all funds that have the same investment classifications/objective and load type as the subject Portfolio.17 Set forth below is Lipper’s comparison of the Portfolio’s total

13	The Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of negotiations conducted at arm’s length.” Jones v. Harris at 1529.

14	Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. There are limitations to Lipper expense category data because different funds categorize expenses differently.

15	The contractual management fee is calculated by Lipper using the Portfolio’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that fund had the lowest effective fee rate in the Lipper peer group.

16	The contractual management fee does not reflect any expense reimbursements made by the Portfolio to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fee does not reflect any advisory fee waivers or expense reimbursements made by the Adviser that would effectively reduce the actual effective management fee.

17	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG peer when selecting an EU peer. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

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expense ratio and the median of the Portfolio’s EG and EU. The Portfolio’s total expense ratio ranking is also shown.

Portfolio	Total Expense Ratio (%)[18]	Lipper EG Median (%)	Lipper EG Rank	Lipper EU Median (%)	Lipper EU Rank
Small Cap Growth Portfolio	1.266	1.257	8/14	1.338	21/73

Based on this analysis, the Portfolio has a more favorable ranking on a contractual management fee basis than on a total expense ratio basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Portfolio. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Portfolio’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Portfolio increased during calendar year 2014, relative to 2013.

In addition to the Adviser’s direct profits from managing the Portfolio, certain of the Adviser’s affiliates have business relationships with the Portfolio and may earn a profit from providing other services to the Portfolio. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Portfolio and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Portfolio and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges (“CDSC”) and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

18	Most recently completed fiscal year Class A share total expense ratio.

AB SMALL CAP GROWTH PORTFOLIO •	61

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Portfolio’s principal underwriter. ABI and the Adviser have disclosed in the Portfolio’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolio. The total amount paid to a financial intermediary associated with the sale of shares will generally not exceed the sum of (a) 0.25% of the current year’s fund sales by that firm and (b) 0.10% of the average daily net assets attributable to that firm over the year. In 2014, ABI paid approximately 0.05% of the average monthly assets of the AB Mutual Funds or approximately $20.4 million for distribution services and educational support (revenue sharing payments).

During the Portfolio’s most recently completed fiscal year, ABI received from the Portfolio $10,084, $2,609,826 and $24,075 in front-end sales charges, Rule 12b-1 and CDSC fees, respectively.19

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Portfolio, are based on the level of the network account and the class of shares held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. During the Portfolio’s most recently completed fiscal year, ABIS received $762,789 in fees from the Portfolio.

The Portfolio effected brokerage transactions during the most recently completed fiscal year through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions. The Adviser represented that SCB’s profitability from any business conducted with the Portfolio is comparable to the profitability of SCB’s dealings with other similar third party clients. These credits and charges are not being passed onto any SCB client. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through pricing to scale, breakpoints, fee reductions/waivers and enhancement to services.

19	Effective November 1, 2014, ABI implemented a reduction to the Portfolio’s Class A distribution service payment rate from 0.30% to 0.25%.

62	• AB SMALL CAP GROWTH PORTFOLIO

In May 2012, an independent consultant, retained by the Senior Officer, provided the Board of Directors information on the Adviser’s firm-wide average costs from 2005 through 2011 and the potential economies of scale. The independent consultant noted that from 2005 through 2007 the Adviser experienced significant growth in assets under management (“AUM”). During this period, operating expenses increased, in part to keep up with growth, and in part reflecting market returns. However, from 2008 through the first quarter of 2009, AUM rapidly and significantly decreased due to declines in market value and client withdrawals. When AUM rapidly decreased, some operating expenses categories, including base compensation and office space, adjusted more slowly during this period, resulting in an increase in average costs. Since 2009, AUM has experienced less significant changes. The independent consultant noted that changes in operating expenses reflect changes in business composition and business practices in response to changes in financial markets. Finally, the independent consultant concluded that the increase in average cost and the decline in net operating margin across the Adviser since late 2008 are inconsistent with the view that there are currently reductions in average costs due to economies of scale that can be shared with the AB Mutual Funds managed by the Adviser through lower fees.

Previously, in February 2008, the independent consultant provided the Board of Directors an update of the Deli20 study on advisory fees and various fund characteristics.21 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.22 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AB Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

20	The Deli study, originally published in 2002 based on 1997 data and updated for the February 2008 Presentation, may be of diminished value due to the age of the data used in the presentation and the changes experienced in the industry over the last four years.

21	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arm’s length. See Jones v. Harris at 1529.

22	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

AB SMALL CAP GROWTH PORTFOLIO •	63

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE PORTFOLIO

With assets under management of approximately $486 billion as of March 31, 2015, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolio.

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance returns and rankings23 of the Portfolio relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)24 for the periods ended February 28, 2015.25

	Portfolio Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
Small Cap Growth Portfolio
1 year	-3.88	1.85	4.55	12/14	73/79
3 year	14.92	16.56	15.70	11/14	50/76
5 year	19.57	17.42	16.63	2/13	11/65
10 year	9.99	9.63	9.08	3/11	8/51

Set forth below are the 1, 3, 5 and 10 year and since inception performance returns of the Portfolio (in bold)26 versus its benchmark.27 Portfolio and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.28

23	The performance returns and rankings of the Portfolio are for the Portfolio’s Class A shares. It should be noted that performance returns of the Portfolio were provided by Lipper.

24	The Portfolio’s PG is identical to the Portfolio’s EG. The Portfolio’s PU is not identical to the Portfolio’s EU as the criteria for including/excluding a portfolio from a PU is somewhat different from that of an EU.

25	The current Lipper investment classification/objective dictates the PG and PU throughout the life of the Portfolio even if a portfolio had a different investment classification/objective at a different point in time.

26	The performance returns and risk measures shown in the table are for the Class A shares of the Portfolio.

27	The Adviser provided Portfolio and benchmark performance return information for periods through February 28, 2015.

28	Portfolio and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. The Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be viewed as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be viewed as better performing than a fund with a lower Sharpe Ratio.

64	• AB SMALL CAP GROWTH PORTFOLIO

	Periods Ending February 28, 2015 Annualized Performance
					Since Inception (%)	Annualized		Risk Period (Year)
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)		Volatility (%)	Sharpe (%)
Small Cap Growth Portfolio	-3.87	14.92	19.57	9.99	10.17	21.03	0.49	10
Russell 2000 Growth Index	7.37	17.83	17.96	9.40	N/A	20.20	0.47	10
Inception Date: February 12, 1969

CONCLUSION:

Based on the factors discussed above, the Senior Officer’s conclusion is that the proposed advisory fee for the Portfolio is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolio is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: June 5, 2015

AB SMALL CAP GROWTH PORTFOLIO •	65

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Growth & Income Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

Global Equity & Covered Call Strategy Fund

Global Thematic Growth Fund

International Portfolio

Tax-Managed International Portfolio

International/Global Growth

International Growth Fund

International/Global Value

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

FIXED INCOME (continued)

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Michigan Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio*

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Market Neutral Strategy-U.S.

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Growth Portfolio*

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Target-Date

Multi-Manager Select Retirement Allocation Fund

MULTI-ASSET (continued)

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abglobal.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to December 15, 2014, All Market Growth Portfolio was named Dynamic All Market Fund; All Market Real Return Portfolio was named Real Asset Strategy.

66	• AB SMALL CAP GROWTH PORTFOLIO

AB Family of Funds

NOTES

AB SMALL CAP GROWTH PORTFOLIO •	67

NOTES

68	• AB SMALL CAP GROWTH PORTFOLIO

AB SMALL CAP GROWTH PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

SCG-0151-0715

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors William H. Foulk, Jr., Garry L. Moody and Marshall C. Turner, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues and quarterly press release review (for those Funds which issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

		Audit Fees	Audit-Related Fees	Tax Fees
AB Small Cap Growth	2014	$30,525	$—	$19,163
	2015	$31,450	$—	$18,432
AB Market Neutral Strategy—US	2014	$74,250	$—	$18,662
	2015	$68,000	$—	$20,044
AB Market Neutral Strategy—Global	2014	$82,500	$—	$22,409
	2015	$—	$—	$—	*liquidated
AB Multi-Manager Select 2010	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2015	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2020	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2025	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2030	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2035	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2040	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2045	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2050	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select 2055	2014	$—	$—	$—
	2015	$17,514	$—	$10,403
AB Multi-Manager Select Ret Allocation	2014	$—	$—	$—
	2015	$17,514	$—	$10,403

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) – (c) are for services pre-approved by the Fund’s Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

		All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates	Pre-approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Small Cap Growth	2014	$347,968	$19,163
			$—
			$(19,163)
	2015	$396,682	$18,432
			$—
			$(18,432)
AB Market Neutral Strategy—US	2014	$347,467	$18,662
			$—
			$(18,662)
	2015	$398,294	$20,044
			$—
			$(20,044)
AB Market Neutral Strategy—Global	2014	$351,214	$22,409
			$—
			$(22,409)
	2015	$—	$—
			$—
			$—
AB Multi-Manager Select 2010	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2015	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2020	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2025	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2030	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2035	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2040	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2045	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2050	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select 2055	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)
AB Multi-Manager Select Ret Allocation	2014	$—	$—
			$—
			$—
	2015	$388,653	$10,403
			$—
			$(10,403)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 21, 2015